UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481

(Address of principal executive offices)  (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1.	SCHEDULE OF INVESTMENTS.

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 0.3%
Airplanes Pass Through Trust, Series D(1)
10.88%, 3/15/12	$494	$0
SLM Student Loan Trust, Series 2008-5, Class A2(2)
2.26%, 10/25/16	160	156,469
SLM Student Loan Trust, Series 2008-5, Class A4(2)
2.86%, 7/25/23	120	104,031

Total Asset Backed Securities (Cost $540,826)		260,500

CORPORATE DEBT OBLIGATIONS – 37.2%

AUTO – 0.4%
Ford Motor Credit Co.
8.00%, 12/15/16	500	328,616

BANKS – 2.9%
Capital One Capital III
7.69%, 8/15/36	700	238,623
Countrywide Financial Corp.
6.25%, 5/15/16	325	270,391
GMAC LLC(3)
7.00%, 2/1/12	300	207,216
Huntington Capital(2)
6.65%, 5/15/37	300	76,081
Icici Bank, Ltd.(2)(3)
6.38%, 4/30/22	300	168,678
Lloyds Banking Group PLC(3)
5.92%, Perpetual	500	90,000
Merrill Lynch & Co., Inc.
5.70%, 5/2/17	400	236,846
Morgan Stanley
4.75%, 4/1/14	500	408,788
Wachovia Corp.
5.75%, 2/1/18	700	620,113

		2,316,736

BROKERAGE – 0.4%
Jefferies Group, Inc.
6.25%, 1/15/36	500	274,666
Lehman Brothers Holdings, Inc.(1)
5.75%, 5/17/13	500	63,750

		338,416

BUILDING MATERIALS – 0.7%
C10 Capital Spv., Ltd.(2)(3)
6.72%, 12/1/49	650	227,656
Owens Corning, Inc.
6.50%, 12/1/16	500	366,828

		594,484

CABLE – 1.9%
Cox Communications, Inc.(3)
8.38%, 3/1/39	500	469,125
Time Warner Cable, Inc.
8.25%, 4/1/19	500	513,811
Time Warner Entertainment Co.
10.15%, 5/1/12	500	539,620

		1,522,556

CONSTRUCTION MACHINERY – 0.7%
Caterpillar Financial Services Corp.
7.15%, 2/15/19	650	594,522

ELECTRIC UTILITIES – 5.5%
Allegheny Energy Supply Co. LLC(3)
8.25%, 4/15/12	750	758,564
Centerpoint Energy, Inc.
6.50%, 5/1/18	750	627,669
Consumers Energy Co.
6.70%, 9/15/19	800	828,154
Jersey Central Power & Light Co.
7.35%, 2/1/19	750	766,400
Nisource Finance Corp.
6.40%, 3/15/18	650	525,952
Progress Energy, Inc.
7.05%, 3/15/19	750	764,118
PSEG Energy Holdings, Inc.
8.50%, 6/15/11	200	196,804

		4,467,661

FINANCIALS – 1.8%
Allied Capital Corp.
6.00%, 4/1/12	500	92,631
American Capital Strategies, Ltd.
8.60%, 8/1/12	650	279,889
CIT Group Funding Co.
4.65%, 7/1/10	350	290,534
Discover Financial Services
6.45%, 6/12/17	650	469,008
Noble Group, Ltd.(3)
6.63%, 3/17/15	500	325,000

		1,457,062

GAMING – 0.2%
Mashantucket Western Pequot Tribe(3)
8.50%, 11/15/15	1,000	170,000

GAS & PIPELINE UTILITIES – 2.0%
Enterprise Products Operating LP(2)
7.03%, 1/15/68	1,000	625,000
Southern Natural Gas Co.(3)
5.90%, 4/1/17	500	435,750
Southern Union Co.(2)
7.20%, 11/1/66	380	190,000

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
Transcanada Pipelines, Ltd.(2)
6.35%, 5/15/67	$600	$342,000

		1,592,750

HEALTH SERVICES – 1.4%
Humana, Inc.
6.45%, 6/1/16	500	420,070
Medco Health Solutions, Inc.
7.13%, 3/15/18	700	694,725

		1,114,795

HOME CONSTRUCTION – 0.7%
KB Home & Broad Home Corp.
6.38%, 8/15/11	650	585,000

INDUSTRIAL CONGLOMERATE – 0.9%
Ingersoll Rand Global Holding Co., Ltd.
9.50%, 4/15/14	750	749,940

INSURANCE – 0.8%
American International Group, Inc.(3)
8.25%, 8/15/18	650	278,132
Assured Guaranty US Holdings, Inc.(2)
6.40%, 12/15/66	600	90,199
Liberty Mutual Group, Inc.(3)
7.80%, 3/15/37	750	285,614

		653,945

METALS – 1.2%
Rio Tinto Financial USA, Ltd.
6.50%, 7/15/18	650	568,855
United States Steel Corp.
6.05%, 6/1/17	700	433,107

		1,001,962

MULTIMEDIA – 2.5%
CBS Corp.
6.63%, 5/15/11	1,000	962,608
Grupo Televisa S.A.
6.00%, 5/15/18	500	453,020
Reed Elsevier Capital, Inc.
8.63%, 1/15/19	600	615,186

		2,030,814

OIL – 0.9%
Hess Corp.
8.13%, 2/15/19	500	515,435
Pemex Finance, Ltd.
9.03%, 2/15/11	240	242,231

		757,666

OIL & GAS EQUIPMENT & SERVICES – 1.0%
Halliburton Co.
6.15%, 9/15/19	750	762,095

REAL ESTATE INVESTMENT TRUSTS – 3.6%
Commercial Net Lease Realty
6.25%, 6/15/14	550	419,461
Prologis
6.63%, 5/15/18	750	380,177
Realty Income Corp.
6.75%, 8/15/19	500	345,142
Reckson Operating Partnership
5.15%, 1/15/11	700	590,631
Simon Property Group LP
5.75%, 5/1/12	550	475,744
10.35%, 4/1/19	750	728,909

		2,940,064

REFINING – 1.3%
Valero Energy Corp.
9.38%, 3/15/19	1,000	1,032,370

RETAIL – 1.7%
Controladora Commercial Mexicana S.A. de C.V.(1)
6.63%, 6/1/15	600	210,493
Home Depot, Inc.
5.88%, 12/16/36	450	318,681
JC Penney Corp., Inc.
5.75%, 2/15/18	425	298,883
Staples, Inc.
7.75%, 4/1/11	500	511,123

		1,339,180

SOFTWARE – 0.8%
Fiserv, Inc.
6.80%, 11/20/17	700	654,870

SUPERMARKETS – 0.7%
Delhaize Group
6.50%, 6/15/17	600	579,992

TELECOMMUNICATIONS – 3.2%
Intelsat
6.50%, 11/1/13	260	197,600
Rogers Communications, Inc.
6.80%, 8/15/18	750	749,608
Rogers Wireless, Inc.
8.00%, 12/15/12	800	807,000
Sprint Capital Corp.
6.90%, 5/1/19	400	282,000
Telecom Italia Capital
4.95%, 9/30/14	600	518,059

		2,554,267

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
Total Corporate Debt Obligations (Cost $39,767,407)		$30,139,763

COMMERCIAL MORTGAGE BACKED SECURITIES – 4.9%
Banc of America Mortgage Securities, Inc., Series 2005-E, Class 2A7(2)
4.61%, 6/25/35	$640	250,068
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A3
5.79%, 9/11/42	1,000	715,096
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3(2)
5.23%, 7/15/44	750	623,266
Commercial Mortgage Asset Trust, Series 1999-C1, Class F(3)
6.25%, 1/17/32	400	187,613
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2
7.55%, 4/15/62	282	285,032
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2
4.08%, 5/10/36	800	693,228
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class A2
4.22%, 4/10/40	102	100,404
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4(2)
4.80%, 8/10/42	200	148,653
GS Mortgage Securities Corp., Series 2005-GG4, Class AJ
4.78%, 7/10/39	700	303,979
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM(2)
5.88%, 4/15/45	500	245,035
JP Morgan Chase Commercial Mortgage, Series 2005 LDP5 Mortgage Certificate, Class A3(2)
5.21%, 12/15/44	550	421,828

Total Commercial Mortgage Backed Securities (Cost $5,871,470)		3,974,202

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 2.2%
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1(2)
5.11%, 6/25/35	48	42,092
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1(2)
4.85%, 1/25/36	286	192,194
Residential Accredited Loans, Inc.,
4.83%, 7/25/35	925	517,250
5.50%, 9/25/33	185	184,025
Wamu Mortgage Pass Through Certificates(2)
4.67%, 10/25/33	533	419,307
5.62%, 1/25/36	277	124,851
Wells Fargo Mortgage Backed Securities Trust, Series 2005 - AR 16(2)
4.99%, 10/25/35	500	262,343

Total Residential Non-agency Mortgage Backed Securities (Cost $2,350,364)		1,742,062

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 40.1%
Federal Home Loan Mortgage
4.73%, 8/1/32(2)	37	36,868
5.00%, 9/1/19	255	266,385
5.00%, 11/1/19	491	511,766
5.50%, 10/1/17	133	138,872
5.50%, 11/1/17	261	273,152
5.50%, 6/1/33	288	299,666
5.50%, 3/1/36	406	419,663
5.50%, 9/1/37	1,463	1,519,899
5.50%, 5/1/38	164	170,762
6.00%, 1/1/17	73	76,969
6.00%, 2/1/29	14	14,967
6.00%, 8/1/37	705	737,913
6.50%, 10/1/16	39	41,396
6.50%, 11/1/16	5	4,983
6.50%, 9/1/34	268	283,573
7.00%, 11/1/29	22	23,941
7.00%, 1/1/31	10	10,475
7.00%, 4/1/31	4	3,941
7.00%, 8/1/31	155	166,991
7.50%, 3/1/30	5	5,784
7.50%, 12/1/30	17	17,969
Federal National Mortgage Assn.
4.50%, 6/1/19	999	1,034,453
5.00%, 6/1/18	316	330,565
5.00%, 7/1/20	749	779,748
5.00%, 10/1/20	299	311,067
5.00%, 12/1/20	188	195,366
5.00%, 10/1/35	48	49,279
5.00%, 5/1/36	1,896	1,937,235
5.00%, 7/1/36	565	583,907
5.50%, 3/1/22	371	386,913
5.50%, 12/1/32	1,020	1,063,333

INVESTMENT GRADE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
5.50%, 6/1/35	$1,035	$1,076,747
5.50%, 8/1/35	679	705,975
5.50%, 6/1/37	2,063	2,143,292
5.50%, TBA(4)	10,000	10,378,120
6.00%, 12/1/13	2	2,454
6.00%, 11/1/16	14	14,583
6.00%, 1/25/32	1,364	1,430,743
6.00%, 8/1/34	345	361,989
6.00%, 12/1/36	767	802,942
6.00%, 11/1/37	769	804,405
8.00%, 8/1/30	4	3,818
Government National Mortgage Assn.
6.00%, 8/15/16	41	43,095
6.00%, 9/20/38	404	421,897
6.50%, 9/15/31	77	82,493
6.50%, 3/15/32	70	74,143
6.50%, 9/15/32	102	108,769
6.50%, 10/15/32	122	129,263
7.00%, 12/15/14	25	26,211
7.00%, 2/15/28	18	19,149
7.50%, 3/15/30	3	3,426
7.50%, 9/15/30	35	38,007
U.S. Treasury Note
4.25%, 11/15/17	500	567,188
United States Treasury Inflation Indexed Bonds
1.88%, 7/15/13	1,149	1,178,186
2.00%, 1/15/14	286	294,296

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $31,177,585)		32,408,992

U.S. GOVERNMENT GUARANTEED NOTE – 1.2%
TLGP GE Capital Corp.(2)
1.41%, 3/11/11
(Cost $1,000,000)	1,000	1,000,000

SHORT TERM INVESTMENTS – 26.8%
COMMERCIAL PAPER – 8.8%
Hewlett Packard Co.(3)
0.50%, 6/2/09	675	674,419
JP Morgan Chase & Co.
0.25%, 4/6/09	1,273	1,272,956
Nestle Capital Corp.(3)
0.17%, 6/22/09	3,164	3,162,775
Pitney Bowes, Inc.(3)
0.25%, 4/6/09	2,000	1,999,930

Total Commercial Paper (Amortized cost $7,110,080)		7,110,080

FOREIGN GOVERNMENT OBLIGATION – 2.5%
Government of Canada Bill
0.35%, 4/30/09
(Amortized cost $1,999,436)	2,000	1,999,436

U.S. GOVERNMENT AGENCY OBLIGATIONS – 4.8%
Federal Home Loan Mortgage Discount Notes
0.19%, 5/19/09	1,410	1,409,652
0.19%, 5/20/09	1,600	1,599,586
0.23%, 5/13/09	229	228,939
Federal National Mortgage Association Discount Note
0.35%, 4/30/09	660	659,814

Total U.S. Government Agency Obligations (Amortized cost $3,897,991)		3,897,991

U.S. GOVERNMENT GUARANTEED COMMERCIAL PAPER – 3.2%
TLGP Citigroup Funding, Inc.
0.25%, 4/23/09	1,000	999,847
0.30%, 4/21/09	1,000	999,834
0.30%, 5/18/09	635	634,751

(Amortized cost $2,634,432)		2,634,432

	Shares
MUTUAL FUNDS – 7.5%
Federated Prime Obligation Fund	3,097,989	3,097,989
State Street Institutional Liquid Reserves Fund	2,946,038	2,946,038

Total Mutual Funds (Cost $6,044,027)		6,044,027

Total Short Term Investments (Cost $21,685,966)		21,685,966

TOTAL INVESTMENTS – 112.7% (Cost $102,393,618)		91,211,485
Liabilities in excess of other assets–(12.7)%		(10,289,754)

NET ASSETS – 100.0%		$80,921,731

(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2009.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $9,440,472, representing 11.7% of net assets.
(4)	Security or a portion of the security has been designated as collateral for TBA securities.

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,378,120 which represents approximately 12.8% of net assets as of March 31, 2009.
TLGP	Temporary Liquidity Guarantee Program

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 30.3%
American General Finance Corp.(1)(2)(3)
3.27%, 8/23/09	$4,700	$4,475,951
Capital Support Agreement (2) Coca Cola Co. (1)	—	224,049
0.35%, 4/6/09	2,000	1,999,903
0.35%, 5/4/09	2,560	2,559,179
0.45%, 6/8/09	1,410	1,408,801
Hewlett Packard Co. (1)
0.28%, 4/2/09	2,500	2,499,981
0.35%, 5/1/09	1,000	999,708
0.50%, 6/2/09	3,500	3,496,986
IBM Corp.(1)
0.20%, 6/8/09	4,715	4,713,219
JP Morgan Chase & Co.
0.25%, 4/6/09	2,173	2,172,925
0.25%, 4/7/09	2,000	1,999,917
Microsoft Corp. (1)
0.18%, 6/16/09	6,000	5,997,720
0.22%, 5/27/09	1,000	999,658
Nestle Capital Corp. (1)
0.25%, 5/4/09	3,000	2,999,312
0.38%, 5/18/09	3,000	2,998,512
0.38%, 5/26/09	1,000	999,419
Pfizer, Inc. (1)
0.21%, 4/13/09	3,000	2,999,790
0.21%, 4/29/09	1,000	999,837
0.50%, 5/18/09	2,000	1,998,694
Pitney Bowes, Inc.(1)
0.25%, 4/6/09	3,000	2,999,896
The Procter & Gamble Co. (1)
0.30%, 4/9/09	1,000	999,933
0.33%, 4/15/09	3,000	2,999,615
0.40%, 5/8/09	2,000	1,999,178
United Parcel Service (1)
0.24%, 6/1/09	2,500	2,498,983
0.30%, 6/1/09	1,500	1,499,237
0.37%, 6/1/09	3,000	2,998,119
Wal-Mart Stores, Inc. (1)
0.55%, 6/15/09	3,500	3,495,990
0.75%, 9/8/09	2,500	2,491,667

Total Commercial Paper (Amortized Cost $68,526,179)		68,526,179

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER – 7.1%
European Investment Bank
0.26%, 4/21/09	3,250	3,249,531
0.30%, 4/9/09	1,750	1,749,883
0.57%, 6/10/09	2,000	1,997,783
Export Development Corp.
0.97%, 5/8/09	1,000	999,003
1.50%, 4/13/09	1,100	1,099,450
KFW International Finance, Inc. (1)
0.30%, 6/4/09	5,000	4,997,334
0.43%, 5/8/09	1,900	1,899,160
Total Foreign Government Sponsored Commercial Paper (Cost $15,992,144)		15,992,144

FOREIGN GOVERNMENT OBLIGATIONS – 7.5%
Government of Canada Bills
0.22%, 7/6/09	1,300	1,299,237
0.35%, 4/30/09	2,000	1,999,436
0.50%, 6/10/09	2,000	1,998,056
0.50%, 7/27/09	860	858,602
0.52%, 7/10/09	1,830	1,827,357
Province of British Columbia
0.50%, 7/13/09	7,000	6,989,986
Province of Quebec (1)
0.37%, 6/1/09	2,000	1,998,746

Total Foreign Government Obligations (Amortized cost $16,971,420)		16,971,420

U.S. GOVERNMENT AGENCY OBLIGATIONS – 22.1%
Federal Home Loan Mortgage Discount Notes
0.15%, 5/12/09	8,000	7,998,633
0.19%, 5/19/09	1,239	1,238,694
0.23%, 4/2/09	250	249,999
0.23%, 5/13/09	7,360	7,358,025
0.30%, 4/6/09	1,195	1,194,950
0.31%, 6/8/09	3,000	2,998,243
0.40%, 5/12/09	2,000	1,999,089
Federal National Mortgage Association Discount Notes
0.16%, 6/2/09	4,093	4,091,872
0.25%, 5/4/09	550	549,874
0.27%, 4/2/09	6,350	6,349,953
0.27%, 6/4/09	2,300	2,298,896
0.30%, 4/1/09	1,600	1,600,000
0.30%, 4/3/09	3,215	3,214,947
0.32%, 6/3/09	4,580	4,577,435
0.35%, 4/30/09	2,375	2,374,330
0.70%, 10/16/09	2,000	1,992,300
Total U.S. Government Agency Obligations (Amortized cost $50,087,240)		50,087,240

U.S. GOVERNMENT GUARANTEED OBLIGATIONS – 25.1%
Commercial Paper-14.5%
TLGP Citigroup Funding, Inc.
0.30%, 5/18/09	7,015	7,012,253
0.40%, 5/11/09	2,000	1,999,111
0.45%, 5/27/09	2,300	2,298,390
0.60%, 5/15/09	2,000	1,998,533
TLGP GE Capital Corp.
0.15%, 4/13/09	4,700	4,699,765
0.22%, 5/26/09	5,772	5,770,060
0.38%, 4/20/09	3,025	3,024,393
0.45%, 6/15/09	4,000	3,996,250
0.80%, 7/20/09	2,000	1,995,111

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
U.S. GOVERNMENT GUARANTEED OBLIGATIONS (Continued) – 25.1%
Notes-10.6%
TLGP Bank of America NA
1.23%, 7/29/10 (3)	$5,000	$5,002,502
TLGP GE Capital Corp.
1.41%, 3/11/11 (3)	7,000	7,000,000
TLGP Goldman Sachs Group, Inc.
1.38%, 3/15/11 (3)	12,000	12,000,000

Total U.S. Government Guaranteed Obligations (Amortized cost $56,796,368)		56,796,368

	Shares
MUTUAL FUNDS – 8.0%
Federated Prime Obligation Fund	9,670,231	9,670,231
State Street Institutional Liquid Reserves Fund	8,449,441	8,449,441
Total Mutual Funds (Cost $18,119,672)		18,119,672
TOTAL INVESTMENTS – 100.1% (Cost $226,493,023)		226,493,023
Liabilities in excess of other assets– (0.1%)		(56,705)
NET ASSETS – 100.0%		$226,436,318

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $73,024,528, representing 32.2% of net assets.
(2)	Subject to a Capital Support Agreement. (See Note 4).
(3)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.

TLGP - Temporary Liquidity Guarantee Program.

GLOBAL REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 94.6%

APARTMENTS – 3.5%
AvalonBay Communities, Inc.		52,493	$2,470,321
Equity Residential Properties Trust		160,415	2,943,615

			5,413,936

DIVERSIFIED – 33.4%
British Land Co. PLC	GB	1,146,758	5,925,331
Capitaland Ltd.	SG	6,071,120	9,309,333
Derwent London PLC	GB	418,303	3,983,260
Digital Realty Trust, Inc.		123,537	4,098,958
Fukuoka REIT Corp.	JP	401	1,562,474
Hang Lung Properties, Ltd.	HK	3,087,658	7,303,794
Lexington Corporate Properties Trust		1,199,530	2,854,881
Mitsubishi Estate Co. Ltd.	JP	535,168	6,071,115
Stockland	AU	1,887,431	4,032,572
Vornado Realty Trust		129,274	4,297,068
Wereldhave NV	NL	28,746	2,009,940
			51,448,726

HEALTH CARE EQUIPMENT & SERVICES – 7.4%
HCP, Inc.		145,502	2,597,211
Medical Properties Trust, Inc.		1,197,917	4,372,397
Ventas, Inc.		198,298	4,483,518
			11,453,126

HOTELS & RESTAURANTS – 1.5%
Host Hotels & Resorts, Inc.		592,245	2,321,600

OFFICE – 9.6%
Alexandria Real Estate Equities, Inc.		93,200	3,392,480
Boston Properties, Inc.		99,246	3,476,587
Douglas Emmett, Inc.		410,930	3,036,773
Highwoods Properties, Inc.		94,523	2,024,683
SL Green Realty Corp.		262,446	2,834,417
			14,764,940

REGIONAL MALLS – 8.5%
Simon Property Group, Inc.		167,506	5,802,408
Unibail-Rodamco	FR	51,338	7,264,677
			13,067,085

SHOPPING CENTERS – 19.6%
Atrium European Real Estate, Ltd.*	AT	794,706	2,397,006
CFS Retail Property Trust	AU	1,708,754	1,941,512
Federal Realty Investment Trust		93,681	4,309,326
Hammerson PLC	GB	978,902	3,571,550
Japan Retail Fund Investment Corp.	JP	1,198	4,588,872
Kimco Realty Corp.		419,005	3,192,818
Klepierre	FR	108,098	1,899,118
The Link REIT	HK	2,228,455	4,424,172
Westfield Group	AU	566,782	3,928,916
			30,253,290

STORAGE – 4.1%
Big Yellow Group PLC	GB	633,193	1,723,495
Public Storage		81,644	4,510,831
			6,234,326

TIMBER & FOREST PRODUCTS – 4.4%
Plum Creek Timber Co., Inc.		84,490	2,456,124
Weyerhaeuser Co.		154,770	4,267,009
			6,723,133

WAREHOUSE & INDUSTRIAL – 2.6%
EastGroup Properties, Inc.		62,839	1,763,891
Goodman Group	AU	9,840,063	2,233,664
			3,997,555
Total Real Estate Investment Trusts (Cost $244,732,887)			145,677,717

		Principal Amount (000)
SHORT TERM INVESTMENTS – 6.6%

COMMERCIAL PAPER – 1.8%
Nestle Capital Corp.
0.17%, 6/22/09
(Amortized cost $2,839,900)		$2,841	2,839,900

U.S. GOVERNMENT GUARANTEED COMMERCIAL PAPER – 3.3%
TLGP GE Capital Corp.
0.37%, 5/08/09
(Amortized cost $4,998,098)		5,000	4,998,098

		Shares
MUTUAL FUNDS – 1.5%
Federated Prime Obligation Fund		2,147,236	2,147,236
State Street Institutional Liquid Reserves Fund		190,541	190,541
Total Mutual Funds (Cost $2,337,777)			2,337,777
Total Short Term Investments (Cost $10,175,775)			10,175,775

GLOBAL REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 101.2% (Cost $254,908,662)	$155,853,492
Liabilities in excess of other assets – (1.2)%	(1,805,293)

NET ASSETS – 100.0%	$154,048,199

*	Non-income producing security.
**	Unless otherwise noted the country code for all securities is United States.

TLGP	Temporary Liquidity Guarantee Program

AT	Austria	HK	Hong Kong
AU	Australia	JP	Japan
FR	France	NL	Netherlands
GB	Great Britain	SG	Singapore

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 88.3%

AIR FREIGHT & LOGISTICS – 0.6%
United Parcel Services, Inc., Class B		17,340	$853,475

AUTOMOBILES – 0.7%
Harley-Davidson, Inc.		79,860	1,069,325

BEVERAGES – 2.2%
Diageo PLC ADR		44,660	1,998,535
Heineken Holding NV	NL	46,705	1,132,247

			3,130,782

CAPITAL MARKETS – 3.2%
Ameriprise Financial, Inc.		38,575	790,402
Bank of New York Mellon Corp.		110,200	3,113,150
The Goldman Sachs Group, Inc.		6,735	714,044

			4,617,596

CHEMICALS – 0.7%
Monsanto Co.		12,040	1,000,524

COMMERCIAL BANKS – 3.9%
Julius Baer Holding AG	CH	65,400	1,606,931
Wells Fargo & Co.		285,223	4,061,575

			5,668,506

COMMERCIAL SERVICES & SUPPLIES – 2.7%
Dun & Bradstreet Corp.		9,300	716,100
Iron Mountain, Inc.*		127,413	2,824,746
Visa, Inc., Class A		6,420	356,952

			3,897,798

COMMUNICATIONS EQUIPMENT – 0.7%
Cisco Systems, Inc.*		58,420	979,703

COMPUTERS & PERIPHERALS – 1.3%
Hewlett-Packard Co.		58,010	1,859,801

CONSTRUCTION MATERIALS – 0.9%
Martin Marietta Materials, Inc.		4,800	380,640
Vulcan Materials Co.		21,474	951,083

			1,331,723

CONSUMER FINANCE – 1.9%
American Express Co.		197,395	2,690,494

CONTAINERS & PACKAGING – 1.8%
Sealed Air Corp.		184,758	2,549,660

DIVERSIFIED CONSUMER SERVICES – 0.8%
H&R Block, Inc.		62,324	1,133,674

DIVERSIFIED FINANCIAL SERVICES – 3.6%
JPMorgan Chase & Co.		149,196	3,965,630
Moody’s Corp.		51,876	1,188,998

			5,154,628

ELECTRICAL EQUIPMENT – 0.2%
ABB Ltd. ADR		16,190	225,689

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.0%
Agilent Technologies, Inc.*		80,685	1,240,129
Garmin, Ltd.		10,610	225,038

			1,465,167

ENERGY EQUIPMENT & SERVICES – 0.8%
Transocean, Ltd.*	KY	19,722	1,160,442

FOOD & STAPLES RETAILING – 6.8%
Costco Wholesale Corp.		136,170	6,307,395
CVS Caremark Corp.		127,462	3,503,930

			9,811,325

FOOD PRODUCTS – 0.3%
The Hershey Co.		11,960	415,610

HEALTH CARE EQUIPMENT & SUPPLIES – 0.5%
Becton, Dickinson and Co.		5,800	389,992
Medtronic, Inc.		12,100	356,587

			746,579

HEALTH CARE PROVIDERS & SERVICES – 2.9%
Cardinal Health, Inc.		38,100	1,199,388
Express Scripts, Inc.*		29,315	1,353,473
Laboratory Corp. of America Holdings*		6,570	384,279
UnitedHealth Group, Inc.		61,290	1,282,800

			4,219,940

HOUSEHOLD DURABLES – 0.1%
Hunter Douglas NV	NL	7,233	168,814

HOUSEHOLD PRODUCTS – 1.5%
The Procter & Gamble Co.		47,295	2,227,121

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
AES Corp.*		42,560	247,274

INDUSTRIAL CONGLOMERATES – 0.6%
Tyco International Ltd.		47,082	920,924

INSURANCE – 11.7%
American International Group, Inc.		86,900	86,900
Berkshire Hathaway, Inc., Class A*		97	8,409,900
Loews Corp.		136,575	3,018,307
Markel Corp.*		501	142,224
Nipponkoa Insurance Co., Ltd.	JP	41,550	240,574

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Hartford Financial Services Group, Inc.		35,600	$279,460
The Principal Financial Group, Inc.		12,700	103,886
The Progressive Corp.*		232,383	3,123,228
Transatlantic Holdings, Inc.		37,500	1,337,625

			16,742,104

INTERNET & CATALOG RETAIL – 0.8%
Amazon.com, Inc.*		14,110	1,036,239
Liberty Media Corp. - Interactive, Series A*		33,297	96,561

			1,132,800

INTERNET SOFTWARE & SERVICES – 1.6%
eBay, Inc.*		23,530	295,537
Google, Inc., Class A*		5,680	1,976,981

			2,272,518

MACHINERY – 0.3%
PACCAR, Inc.		19,380	499,229

MARINE – 0.7%
China Shipping Development Co., Ltd.	HK	290,000	274,224
Kuehne & Nagel International AG	CH	11,486	670,202

			944,426

MEDIA – 4.8%
Comcast Corp., Class A Special		225,788	2,905,892
Grupo Televisa SA ADR		88,150	1,202,366
Liberty Media Corp. - Entertainment, Series A*		32,190	642,190
News Corp., Class A		182,130	1,205,701
The Walt Disney Co.		51,070	927,431

			6,883,580

METALS & MINING – 0.7%
BHP Billiton PLC	GB	29,500	581,906
Rio Tinto PLC	GB	10,500	352,570

			934,476

OIL, GAS & CONSUMABLE FUELS – 15.3%
Canadian Natural Resources, Ltd.		65,235	2,515,462
China Coal Energy Co.	HK	669,100	493,820
ConocoPhillips		107,780	4,220,665
Devon Energy Corp.		88,490	3,954,618
EOG Resources, Inc.		74,803	4,096,212
Occidental Petroleum Corp.		120,100	6,683,565
OGX Petroleo e Gas Participacoes SA*	BR	300	91,951

			22,056,293

PAPER & FOREST PRODUCTS – 0.3%
Sino-Forest Corp.*	CA	55,300	385,539

PHARMACEUTICALS – 4.6%
Johnson & Johnson		30,500	1,604,300
Merck & Co., Inc.		30,600	818,550
Pfizer, Inc.		93,600	1,274,832
Schering-Plough Corp.		121,100	2,851,905

			6,549,587

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.7%
Brookfield Asset Management, Inc.		39,180	539,900
Hang Lung Group, Ltd.	HK	165,000	506,829

			1,046,729

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Texas Instruments, Inc.		150,590	2,486,241

SOFTWARE – 2.3%
Activision Blizzard, Inc.*		60,800	635,968
Microsoft Corp.		144,910	2,661,997

			3,297,965

SPECIALTY RETAIL – 1.3%
Bed Bath & Beyond, Inc.*		62,040	1,535,490
CarMax, Inc.*		23,700	294,828

			1,830,318

TOBACCO – 0.8%
Philip Morris International, Inc.		31,248	1,111,804

TRANSPORTATION – 0.8%
China Merchants Holdings International Co., Ltd.	HK	380,705	883,190
Cosco Pacific, Ltd.	HK	225,300	221,581

			1,104,771

Total Common Stocks (Cost $158,815,711)			126,824,954

		Principal Amount (000)
CORPORATE DEBT OBLIGATIONS – 0.7%

AUTOMOBILES – 0.7%
Harley-Davidson, Inc.
15.0%, 2/1/14
(Cost $1,000,000)		$1,000	1,007,942

DAVIS VENTURE VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
SHORT TERM INVESTMENTS – 12.0%

REPURCHASE AGREEMENT – 12.0%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $16,775,000 FHLB, 4.375%, 9/17/10, with a value of $17,573,490, total to be received $17,225,005)
(Cost $17,225,000)	$17,225	$17,225,000

TOTAL INVESTMENTS – 101.0% (Cost $177,040,711)		145,057,896
Liabilities in excess of other assets – (1.0)%		(1,368,828)

NET ASSETS – 100.0%		$143,689,068

*	Non-income producing security.
**	Unless otherwise noted the country code for all securities is United States.

ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank

BR	Brazil
CA	Canada
CH	Switzerland
GB	Great Britain
HK	Hong Kong
JP	Japan
KY	Cayman Islands
NL	Netherlands

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 99.4%

AEROSPACE & DEFENSE – 1.4%
AAR Corp.*		6,200	$77,748
Aerovironment, Inc.*		400	8,360
Applied Signal Technology, Inc.		200	4,046
Argon ST, Inc.*		4,600	87,262
BE Aerospace, Inc.*		28,900	250,563
Ceradyne, Inc.*		17,300	313,649
Cubic Corp.		7,300	184,909
Ducommun, Inc.		9,400	136,676
DynCorp International, Inc.*		10,500	139,965
Esterline Technologies Corp.*		15,500	312,945
Gencorp, Inc.*		14,000	29,680
Goodrich Corp.		1,600	60,624
Herley Industries, Inc.*		700	8,372
Ladish Co., Inc.*		1,700	12,342
Precision Castparts Corp.		1,600	95,840
Triumph Group, Inc.		7,900	301,780

			2,024,761

AIR FREIGHT & LOGISTICS – 0.2%
Air Transport Services Group, Inc.*		2,400	1,848
Atlas Air Worldwide Holdings, Inc.*		9,900	171,765
Pacer International, Inc.		21,800	76,300
UTI Worldwide, Inc.		3,000	35,850

			285,763

AIRLINES – 0.5%
Continental Airlines, Inc., Class B*		6,000	52,860
Hawaiian Holdings, Inc.*		24,000	89,520
Republic Airways Holdings, Inc.*		21,300	138,024
SkyWest, Inc.		21,900	272,436
Southwest Airlines Co.		2,600	16,458
US Airways Group, Inc.*		40,200	101,706

			671,004

AUTO COMPONENTS – 1.1%
American Axle & Manufacturing Holdings, Inc.		21,000	27,720
Amerigon, Inc.*		600	2,220
ArvinMeritor, Inc.		35,400	27,966
ATAC, Technology Corp.*		6,500	72,800
Autoliv, Inc.		16,800	311,976
Cooper Tire & Rubber Co.		40,900	165,236
Drew Industries, Inc.*		10,800	93,744
Exide Technologies*		18,600	55,800
Federal-Mogul Corp.*		300	2,004
Fuel Systems Solutions, Inc.*		4,700	63,356
GenTek, Inc.*		600	10,494
Gentex Corp.		2,000	19,920
Lear Corp.*		37,040	27,780
Modine Manufacturing Co.		5,300	13,250
Sauer-Danfoss, Inc.		9,700	23,668
Shiloh Industries, Inc.*		500	1,025
Stoneridge, Inc.*		9,800	20,678
Superior Industries International, Inc.		6,300	74,655
Tenneco Automotive, Inc.*		30,300	49,389
The Goodyear Tire & Rubber Co.*		17,900	112,054
TRW Automotive Holdings Corp.*		47,600	153,272
Wabco Holdings, Inc.		20,300	249,893

			1,578,900

AUTOMOBILES – 0.3%
Thor Industries, Inc.		22,800	356,136
Winnebago Industries, Inc.		8,000	42,480

			398,616

BEVERAGES – 0.0% +
Boston Beer Co., Inc.*		1,600	33,376
Hansen Natural Corp.*		400	14,400

			47,776

BIOTECHNOLOGY – 1.8%
Acorda Therapeutics, Inc.*		4,000	79,240
Alexion Pharmaceuticals, Inc.*		4,200	158,172
Allos Therapeutics, Inc.*		8,600	53,148
Alnylam Pharmaceuticals, Inc.*		2,400	45,696
Anadys Pharmaceuticals, Inc.*		1,800	12,222
ArQule, Inc.*		1,500	6,210
Array Biopharma, Inc.*		4,100	10,824
Celldex Therapeutics, Inc.*		2,600	16,926
Cepheid, Inc.*		3,900	26,910
Cubist Pharmaceuticals, Inc.*		11,800	193,048
CV Therapeutics, Inc.*		9,500	188,860
Dendreon Corp.*		5,200	21,840

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Emergent Biosolutions, Inc.*		9,700	$131,047
Enzon Pharmaceuticals, Inc.*		16,700	101,369
Facet Biotech Corp.*		5,880	55,860
Geron Corp.*		12,800	57,216
GTX, Inc.*		3,100	32,798
Human Genome Sciences, Inc.*		31,000	25,730
ImmunoGen, Inc.*		1,100	7,810
Incyte Corp.*		15,400	36,036
InterMune, Inc.*		2,000	32,880
Isis Pharmaceuticals, Inc.*		1,200	18,012
Ligand Pharmaceuticals, Inc.*		6,300	18,774
Mannkind Corp.*		6,300	21,924
Martek Biosciences Corp.		8,800	160,600
Momenta Pharmaceuticals, Inc.*		13,100	144,231
Myriad Group, Inc.*		6,000	272,820
Nabi Biopharmaceuticals*		2,000	7,400
NPS Pharmaceuticals, Inc.*		2,900	12,180
OSI Pharmaceuticals, Inc.*		2,500	95,650
Osiris Therapeutics, Inc.*		3,800	52,440
PDL BioPharma, Inc.		28,700	203,196
Progenics Pharmaceuticals, Inc.*		6,600	43,494
Rigel Pharmaceuticals, Inc.*		5,500	33,770
Rxi Pharmaceuticals Corp.*		828	4,215
Sangamo BioSciences, Inc.*		1,400	5,922
Savient Pharmaceuticals, Inc.*		25,000	123,750
Theravance, Inc.*		1,900	32,300
Zymogenetics, Inc.*		5,900	23,541

			2,568,061

BUILDING PRODUCTS – 1.1%
Aaon, Inc.		7,150	129,558
American Woodmark Corp.		2,700	47,412
Ameron International Corp.		5,700	300,162
Apogee Enterprises, Inc.		16,600	182,268
Armstrong World Industries, Inc.*		14,200	156,342
Griffon Corp.*		11,353	85,148
Insteel Industries, Inc.		13,500	93,960
Lennox International, Inc.		1,700	44,982
NCI Building Systems, Inc.*		12,600	27,972
Owens Corning, Inc.*		6,000	54,240
Quanex Building Products Corp.		22,000	167,200
Trex Co., Inc.*		10,100	77,063
Universal Forest Products, Inc.		9,800	260,778
USG Corp.*		2,700	20,547

			1,647,632

CAPITAL MARKETS – 1.4%
Affiliated Managers Group, Inc.*		1,400	58,394
Allied Capital Corp.		13,500	21,465
Ameriprise Financial, Inc.		3,800	77,862
Apollo Investment Corp.		21,280	74,054
BGC Partners, Inc.		1,100	2,431
Cohen & Steers, Inc.		5,500	61,380
E*Trade Financial Corp.*		87,900	112,512
Eaton Vance Corp.		1,600	36,560
Evercore Partners, Inc.		700	10,815
GAMCO Investors, Inc.		2,200	71,830
GFI Group, Inc.		8,500	27,285
Invesco, Ltd.		1,200	16,632
Investment Technology Group, Inc.*		4,700	119,944
Janus Capital Group, Inc.		16,900	112,385
KBW, Inc.*		2,300	46,805
Knight Capital Group, Inc.*		9,800	144,452
LaBranche & Co., Inc.*		31,600	118,184
MF Global, Ltd.*		6,000	25,380
NGP Capital Resources Co.		1,200	5,964
Penson Worldwide, Inc.*		5,800	37,294
Piper Jaffray Cos., Inc.*		2,600	67,054
Sanders Morris Harris Group, Inc.		1,200	4,680
SEI Investments Co.		2,500	30,525
Stifel Financial Corp.*		4,800	207,888
SWS Group, Inc.		17,150	266,340
Teton Advisors, Inc.		29	66
Thomas Weisel Partners Group, Inc.*		1,100	3,938
Tradestation Group, Inc.*		1,900	12,540
US Global Investors, Inc.		300	1,461
Virtus Investment Partners, Inc.*		1,100	7,161

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Waddell & Reed Financial, Inc., Class A		10,600	$191,542

			1,974,823

CHEMICALS – 2.5%
Arch Chemicals, Inc.		100	1,896
Ashland, Inc.		38,562	398,345
Balchem Corp.		2,100	52,773
Cabot Corp.		6,400	67,264
Celanese Corp., Series A		1,100	14,707
CF Industries Holdings, Inc.		1,200	85,356
Cytec Industries, Inc.		8,500	127,670
Eastman Chemical Co.		1,400	37,520
Ferro Corp.		19,300	27,599
Fuller H B Co.		15,000	195,000
Ico, Inc.*		7,000	14,420
Innophos Holdings, Inc.		9,100	102,648
Innospec, Inc.		8,300	31,291
Koppers Holdings, Inc.		10,700	155,364
Landec Corp.*		5,400	30,078
LSB Industries, Inc.*		7,320	72,395
Minerals Technologies, Inc.		4,100	131,405
NewMarket Corp.		5,400	239,220
Nova Chemicals Corp.		33,500	192,960
Olin Corp.		20,800	296,816
OM Group, Inc.*		13,600	262,752
Penford Corp.		300	1,089
PolyOne Corp.*		37,200	85,932
Quaker Chemical Corp.		3,200	25,408
Rockwood Holdings, Inc.*		15,500	123,070
Schulman A, Inc.		9,900	134,145
ShengdaTech, Inc.*		100	310
Spartech Corp.		10,100	24,846
Stepan Chemical Co.		2,700	73,710
Terra Industries, Inc.		8,100	227,529
Valhi, Inc.		700	6,566
Valspar Corp.		5,500	109,835
W.R. Grace & Co.*		500	3,160
Zep, Inc.		10,730	109,768
Zoltek Cos., Inc,*		10,100	68,781

			3,531,628

COMMERCIAL BANKS – 2.5%
1st Source Corp.		500	9,025
AMCORE Financial, Inc.		1,400	2,240
Bancfirst Corp.		900	32,760
Banco Latinoamericano De Exportaciones SA, Class E		1,200	11,244
BankFinancial Corp.		400	3,988
Boston Private Financial Holdings, Inc.		8,000	28,080
Capitol Bancorp, Ltd.		600	2,490
Cascade Bancorp		1,500	2,445
Cathay General Bancorp		7,900	82,397
Central Pacific Financial Corp.		13,400	75,040
Chemical Financial Corp.		2,700	56,187
Citizens Republic Bancorp, Inc.*		11,000	17,050
City Holding Co.		5,300	144,637
Cobiz Financial, Inc.		2,400	12,600
Columbia Banking System, Inc.		3,100	19,840
Community Banking Systems, Inc.		8,800	147,400
Community Trust Bancorp, Inc.		3,500	93,625
East West Bancorp, Inc.		19,500	89,115
First Community Bancshares, Inc.		1,500	17,505
First Financial Bancorp		4,000	38,120
First Horizon National Corp.		8,292	89,060
First Merchants Corp.		4,900	52,871
First Midwest Bancorp, Inc.		9,500	81,605
First Security Group, Inc.		2,000	6,740
FirstMerit Corp.		2,500	45,500
Frontier Financial Corp.		11,400	12,540
Greene Bancshares, Inc.		1,911	16,817
Guaranty Bancorp*		2,500	4,375
Hancock Holding Co.		500	15,640
Hanmi Financial Corp.		3,400	4,420
Huntington Bancshares, Inc.		11,200	18,592
Iberiabank Corp.		600	27,564
Independent Bank Corp. Massachusetts		900	13,275
International Bancshares Corp.		6,800	53,040
MainSource Financial Group, Inc.		2,200	17,688
MB Financial, Inc.		1,900	25,840
National Penn Bancshares, Inc.		20,300	168,490
NBT Bancorp, Inc.		2,800	60,592
Old National Bancorp		8,100	90,477
Old Second Bancorp, Inc.		200	1,270
Oriental Financial Group		6,500	31,720
Pacific Capital Bancorp		22,900	155,033
PacWest Bancorp		9,500	136,135
Park National Corp.		100	5,575
Popular, Inc.		47,200	102,896
Porter Bancorp, Inc.		315	3,591
Provident Bankshares Corp.		19,300	136,065
Regions Financial Corp.		18,300	77,958
Renasant Corp.		2,000	25,120

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Republic Bancorp, Inc.		2,000	$37,340
Sandy Spring Bancorp, Inc.		2,200	24,552
Santander Bancorp		2,100	16,548
Simmons First National Corp., Class A		2,400	60,456
Southside Bancshares, Inc.		2,100	39,690
Sterling Bancorp		8,700	86,130
Sterling Financial Corp.		9,300	19,251
Susquehanna Bancshares, Inc.		19,600	182,868
The Colonial BancGroup, Inc.		29,900	26,910
The South Financial Group, Inc.		19,100	21,010
Tompkins Financial Corp.		2,200	94,600
TowneBank		1,800	29,394
UCBH Holdings, Inc.		21,400	32,314
UMB Financial Corp.		600	25,494
Umpqua Holdings Corp.		2,800	25,368
United Bankshares, Inc.		1,900	32,756
United Community Banks, Inc.		9,716	40,419
WesBanco, Inc.		4,400	100,452
West Coast Bancorp		900	1,998
Westamerica Bancorporation		900	41,004
Western Alliance Bancorp*		4,900	22,344
Whitney Holding Corp.		8,900	101,905
Wintrust Financial Corp.		6,100	75,030
Zions Bancorporation		3,900	38,337

			3,542,447

COMMERCIAL SERVICES & SUPPLIES – 5.1%
Acco Brands Corp.*		8,300	8,134
Administaff, Inc.		7,200	152,136
American Ecology Corp.		10,500	146,370
American Reprographics Co.*		12,700	44,958
Amrep Corp.*		400	6,280
Bowne & Co., Inc.		8,905	28,585
Casella Waste Systems, Inc., Class A*		2,100	3,591
CBIZ, Inc.*		22,900	159,613
CDI Corp.		16,000	155,520
Cenveo, Inc.*		15,000	48,750
Comfort Systems USA, Inc.		23,700	245,769
COMSYS IT Partners, Inc.*		2,000	4,420
Consolidated Graphics, Inc.*		11,500	146,280
Copart, Inc.*		1,800	53,388
Cornell Cos., Inc.*		6,400	104,768
Costar Group, Inc.*		4,900	148,225
Courier Corp.		1,100	16,687
CRA International, Inc.*		5,400	101,952
Deluxe Corp.		37,500	361,125
EnergySolutions, Inc.		11,900	102,935
Ennis, Inc.		6,900	61,134
Equifax, Inc.		2,200	53,790
Exponent, Inc.*		10,000	253,300
First Advantage Corp., Class A*		3,900	53,742
Fuel Tech, Inc.*		400	4,184
G&K Services, Inc.		5,800	109,678
Heidrick & Struggles International, Inc.		6,500	115,310
Hewitt Associates, Inc., Class A*		2,100	62,496
Hill International, Inc.*		10,400	31,616
HNI Corp.		22,200	230,880
Hudson Highland Group, Inc.*		6,000	6,660
ICF International, Inc.*		3,900	89,583
Interface, Inc.		43,600	130,364
Kelly Services, Inc., Class A		13,100	105,455
Kenexa Corp.*		5,700	30,723
Kforce, Inc.*		7,900	55,537
Knoll, Inc.		17,500	107,275
Korn / Ferry International*		25,900	234,654
Layne Christensen Co.*		4,600	73,922
M&F Worldwide Corp.*		1,600	18,736
Manpower, Inc.		3,300	104,049
McGrath Rentcorp.		2,700	42,552
Metalico, Inc.*		8,000	13,600
Miller Herman, Inc.		32,000	341,120
Monster Worldwide, Inc.*		23,700	193,155
On Assignment, Inc.*		8,900	24,119
PHH Corp.*		27,100	380,755
Pike Electric Corp.*		10,500	97,125
PRG-Schultz International, Inc.*		300	852
Resources Global Professionals*		19,300	291,044
Robert Half International, Inc.		900	16,047
RR Donnelley & Sons Co.		11,400	83,562
Schawk, Inc.		6,900	41,676
School Specialty, Inc.*		7,100	124,889
Spherion Corp.*		11,700	24,336
Standard Parking Corp.*		1,400	22,960
Steelcase, Inc., Class A		58,900	295,089
Taleo Corp.*		9,000	106,380
Team, Inc.*		5,700	66,804
Teletech Holdings, Inc.*		28,200	307,098

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
The Advisory Board Co.*		1,300	$21,554
The Brink’s Co.		3,000	79,380
The Corporate Executive Board Co.		3,200	46,400
The Standard Register Co.		13,440	61,555
Ticketmaster*		10,780	39,778
Trueblue, Inc.*		32,000	264,000
United Stationers, Inc.*		5,300	148,824
Viad Corp.		12,900	182,148
Volt Information Sciences, Inc.*		2,200	14,630
Waste Services, Inc.*		3,000	12,840

			7,316,846

COMMUNICATIONS EQUIPMENT – 3.2%
3Com Corp.*		115,600	357,204
Acme Packet, Inc.*		8,300	50,381
ADC Telecommunications, Inc.*		8,900	39,071
Adtran, Inc.		12,500	202,625
Avocent Corp.*		28,600	347,204
Bel Fuse, Inc.		700	8,701
Bigband Networks*		7,700	50,435
Black Box Corp.		4,160	98,217
Blue Coat Systems, Inc.*		4,100	49,241
Ciena Corp.*		36,100	280,858
Cogo Group, Inc.*		2,300	15,364
CommScope, Inc.*		24,000	272,640
Comtech Telecommunications*		600	14,862
Digi International, Inc.*		5,700	43,719
Dycom Industries, Inc.*		33,500	193,965
Echostar Corp., Class A*		2,700	40,041
EMS Technologies, Inc.*		7,400	129,204
Extreme Networks, Inc.*		5,475	8,322
Finisar Corp.*		25,400	11,176
Harris Stratex Networks, Inc.*		4,300	16,555
Hughes Communications, Inc.*		1,100	13,233
Interdigital, Inc.*		13,100	338,242
Ixia*		15,900	82,203
JDS Uniphase Corp.*		108,400	352,300
Loral Space & Communications, Inc.*		100	2,136
Mastec, Inc.*		18,300	221,247
NETGEAR, Inc.*		3,200	38,560
Oplink Communications, Inc.*		1,400	10,780
Parkervision, Inc.*		3,472	5,868
Performance Technologies, Inc.*		600	1,554
Plantronics, Inc.		27,200	328,304
Polycom, Inc.*		6,200	95,418
Powerwave Technologies, Inc.*		50,800	30,175
Seachange International, Inc.*		8,600	49,192
Shoretel, Inc.*		2,900	12,499
Sonus Networks, Inc.*		24,600	38,622
Starent Networks Corp.*		8,300	131,223
Symmetricom, Inc.*		400	1,400
Tekelec, Inc.*		16,500	218,295
Tellabs, Inc.*		71,500	327,470
UTStarcom, Inc.*		31,100	24,258
Viasat, Inc.*		3,700	77,034

			4,629,798

COMPUTERS & PERIPHERALS – 2.2%
3par, Inc.*		5,700	37,449
Adaptec, Inc.*		30,600	73,440
Avid Technology, Inc.*		11,600	106,024
Brocade Communications Systems, Inc.*		107,700	371,565
Eletronics for Imaging, Inc.*		19,500	191,100
Emulex Corp.*		52,400	263,572
Hutchinson Technology, Inc.*		2,100	5,460
Hypercom Corp.*		400	384
Imation Corp.		11,000	84,150
Intermec, Inc.*		1,600	16,640
Lexmark International, Inc., Class A*		3,100	52,297
NCR Corp.*		5,800	46,110
Netezza Corp.*		11,900	80,920
Novatel Wireless, Inc.*		3,900	21,918
PROS Holdings, Inc.*		700	3,255
QLogic Corp.*		43,100	479,272
Rackable Systems, Inc.*		2,300	9,338
Seagate Technology		27,200	163,472
Stec, Inc.*		26,600	196,042
Sun Microsystems, Inc.*		20,900	152,988
Synaptics, Inc.*		15,300	409,428
Teradata Corp.*		2,900	47,038
Western Digital Corp.*		17,900	346,186
Xyratex, Ltd.*		3,000	6,600

			3,164,648

CONSTRUCTION & ENGINEERING – 1.0%
Chicago Bridge & Iron Co., NV		24,200	151,734
EMCOR Group, Inc.*		27,500	472,175
Fluor Corp.		1,700	58,735
Furmanite Corp.*		2,000	6,220
Granite Construction, Inc.		3,500	131,180

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Insituform Technologies, Inc., Class A*		7,200	$112,608
Integrated Electrical Services, Inc.*		3,600	32,832
Michael Baker Corp.*		5,100	132,600
Orion Marine Group, Inc.*		1,700	22,270
Perini Corp.*		25,500	313,650
The Shaw Group, Inc.*		2,300	63,043

			1,497,047

CONSTRUCTION MATERIALS – 0.0% +
Texas Industries, Inc.		1,200	30,000

CONSUMER FINANCE – 0.7%
Advance America Cash Advance Centers, Inc.		800	1,352
Advanta Corp.		8,000	5,280
AmeriCredit Corp.*		39,700	232,642
Capital One Financial Corp.		1,200	14,688
Cash America International, Inc.		16,700	261,522
Discover Financial Services		11,900	75,089
Dollar Financial Corp.*		4,400	41,888
EZCORP, Inc., Class A*		3,300	38,181
First Cash Financial Services, Inc.*		4,100	61,172
Nelnet, Inc., Class A*		4,500	39,780
The First Marblehead Corp.*		9,100	11,739
The Student Loan Corp.		800	34,752
World Acceptance Corp.*		11,800	201,780

			1,019,865

CONTAINERS & PACKAGING – 0.5%
Bway Holding Co.*		600	4,734
Myers Industries, Inc.		10,700	65,698
Packaging Corp of America		6,700	87,234
Rock-Tenn Co.		2,000	54,100
Sealed Air Corp.		2,200	30,360
Sonoco Products Co.		2,700	56,646
Temple-Inland, Inc.		74,900	402,213

			700,985

DISTRIBUTORS – 0.0% +
Core-mark Holding Co., Inc.*		1,200	21,864

DIVERSIFIED CONSUMER SERVICES – 0.7%
Career Education Corp.*		8,800	210,848
Hillenbrand, Inc.		1,900	30,419
Noah Education Holdings Ltd. ADR		4,120	12,401
Pre-Paid Legal Services, Inc.*		800	23,224
Regis Corp.		22,500	325,125
Service Corp. International		14,400	50,256
Steiner Leisure, Ltd.*		6,000	146,460
Stewart Enterprises, Inc., Class A		25,400	82,296
Thinkorswim Group, Inc.*		5,900	50,976
Universal Technical Institute, Inc.*		1,800	21,600

			953,605

DIVERSIFIED FINANCIAL SERVICES – 0.4%
Asset Acceptance Capital Corp.*		4,800	25,488
CIT Group, Inc.		65,000	185,250
Encore Capital Group, Inc.*		1,200	5,436
Financial Federal Corp.		8,700	184,266
Interactive Brokers Group, Inc., Class A*		8,200	132,266
Marketaxess Holdings, Inc.*		4,300	32,852
Newstar Financial, Inc.*		800	1,856
Pico Holdings, Inc.*		1,500	45,105

			612,519

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%
Alaska Communications Systems, Inc.		5,900	39,530
Aruba Networks, Inc.*		1,500	4,710
Atlantic Tele-network, Inc.		4,200	80,556
Cbeyond, Inc.*		5,200	97,916
CenturyTel, Inc.		500	14,060
Cincinnati Bell, Inc.*		109,700	252,310
Cogent Communications Group, Inc.*		15,900	114,480
Embarq Corp.		2,500	94,625
General Communication, Inc. Class A*		3,300	22,044
Global Crossing Ltd*		5,000	35,000
Iowa Telecommunication Services, Inc.		10,600	121,476
NTELOS Holdings Corp.		13,600	246,704
PAETEC Holding Corp.*		2,600	3,744
Premiere Global Services, Inc.*		45,200	398,664
Qwest Communications International, Inc.		6,300	21,546
Tw Telecom, Inc.*		37,700	329,875

			1,877,240

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
ELECTRIC UTILITIES – 0.0% +
Reliant Energy, Inc.*		6,300	$20,097

ELECTRICAL EQUIPMENT – 1.9%
Acuity Brands, Inc.		17,300	389,942
Advanced Battery Technologies, Inc.*		1,500	3,210
AZZ, Inc.*		4,500	118,755
Baldor Electric Co.		24,500	355,005
Belden CDT, Inc.		27,359	342,261
Brady Corp.		5,000	88,150
C&D Technologies, Inc.*		4,100	7,585
Encore Wire Corp.		11,200	240,016
EnerSys*		9,000	109,080
FuelCell Energy, Inc.*		5,800	13,920
Fushi Copperweld, Inc.*		500	2,400
GrafTech International Ltd.*		63,000	388,080
Hubbell, Inc., Class B		1,200	32,352
LSI Industries, Inc.		3,300	17,061
Plug Power, Inc.*		800	696
Polypore International, Inc.*		3,400	13,668
Powell Industries, Inc.*		5,900	208,329
Smith A O Corp.		8,000	201,440
Thomas & Betts Corp.*		2,000	50,040
Valence Technology, Inc.*		10,500	22,365
Vicor Corp.		3,800	18,582
Woodward Governor Co.		3,700	41,366

			2,664,303

ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.7%
Acacia Research - Acacia Technologies*		3,500	14,280
Agilent Technologies, Inc.*		8,200	126,034
Agilysys, Inc.		1,000	4,300
Amphenol Corp., Class A		2,200	62,678
Anixter International, Inc.*		10,700	338,976
Arrow Electronics, Inc.*		14,300	272,558
Avnet, Inc.*		1,600	28,016
AVX Corp.		1,400	12,712
Benchmark Electronics, Inc.*		41,800	468,160
Brightpoint, Inc.*		21,000	89,880
Checkpoint Systems, Inc.*		900	8,073
China Security & Surveillance Technology, Inc.*		5,500	21,120
Cogent, Inc.*		2,400	28,560
Cognex Corp.		8,870	118,414
Coherent, Inc.*		9,400	162,150
CTS Corp.		17,400	62,814
Daktronics, Inc.		9,000	58,950
Dolby Laboratories, Inc., Class A*		400	13,644
DTS, Inc.*		7,700	185,262
Echelon Corp.*		1,700	13,753
Electro Scientific Industries, Inc.*		6,800	40,256
FARO Technologies, Inc.*		800	10,752
Garmin, Ltd.		700	14,847
Gerber Scientific, Inc.*		2,100	5,019
Ingram Micro, Inc., Class A*		7,200	91,008
Insight Enterprises, Inc.*		13,400	41,004
IPG Photonics Corp.*		1,400	11,788
Itron, Inc.*		800	37,880
L-1 Identity Solutions, Inc.*		3,300	16,863
Littelfuse, Inc.*		8,900	97,811
Maxwell Technologies, Inc.*		1,300	9,035
Measurement Specialties, Inc.*		100	409
Methode Electronics, Inc.		23,760	85,061
Molex, Inc.		6,100	83,814
MTS Technologies, Inc.		5,000	113,750
Multi Fineline Electronix, Inc.*		13,000	218,920
Nam Tai Electronics, Inc.		3,900	14,508
National Instruction Corp.		1,300	24,245
Newport Corp.*		7,900	34,918
OSI Systems, Inc.*		6,800	103,768
Park Electrochemical Corp.		6,100	105,408
PC Connection, Inc.*		1,500	5,700
Plexus Corp.*		12,400	171,368
RadiSys Corp.*		900	5,454
Rofin-Sinar Technologies, Inc.*		17,200	277,264
Rogers Corp.*		2,500	47,200
Sanmina-SCI Corp.*		93,600	28,548
ScanSource, Inc.*		9,400	174,652
SYNNEX Corp.*		15,600	306,852
Tech Data Corp.*		19,600	426,888
Technitrol, Inc.		12,500	21,375
Trimble Navigation Ltd.*		2,300	35,144
TTM Technologies, Inc.*		33,800	196,040
Tyco Electronics, Ltd.		1,400	15,456
Universal Display Corp.*		100	917
Vishay Intertechnology, Inc.*		79,500	276,660

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Zygo Corp.*		300	$1,377

			5,242,293

ENERGY EQUIPMENT & SERVICES – 3.3%
Allis-Chalmers Energy, Inc.*		13,000	25,090
Basic Energy Services, Inc.*		17,100	110,637
BJ Services Co.		6,000	59,700
Bristow Group, Inc.*		800	17,144
Bronco Drilling Co., Inc.*		4,400	23,144
Complete Production Services, Inc.*		32,600	100,408
Dawson Geophysical Co.*		3,100	41,850
Dresser-Rand Group, Inc.*		5,600	123,760
Dril-Quip, Inc.*		8,700	267,090
Englobal Corp.*		8,100	36,774
ENSCO International, Inc.		2,931	77,378
Exterran Holdings, Inc.*		17,900	286,758
Forbes Energy Services, Ltd.* (1)	CA	25,700	10,804
Global Industries, Ltd.*		40,500	155,520
Gulf Island Fabrication, Inc.		9,600	76,896
Gulfmark Offshore, Inc.*		9,170	218,796
Headwaters, Inc.*		23,800	74,732
Helmerich & Payne, Inc.		800	18,216
Hercules Offshore, Inc.*		21,800	34,444
Hornbeck Offshore Services, Inc.*		7,000	106,680
Ion Geophysical Corp.*		13,600	21,216
Key Energy Services, Inc.*		66,300	190,944
Matrix Service Co.*		9,500	78,090
NATCO Group, Inc.*		4,700	88,971
Natural Gas Services Group, Inc.*		3,700	33,300
Newpark Resources*		35,400	89,562
Noble Corp.		700	16,863
North American Energy Partners, Inc.*		4,200	12,810
Oceaneering International, Inc.*		1,700	62,679
Oil States International, Inc.*		27,100	363,682
Parker Drilling Co.*		61,200	112,608
Patterson-UTI Energy, Inc.		11,600	103,936
Pioneer Drilling Co.*		14,900	48,872
Precision Drilling Trust		59,644	159,846
Pride International, Inc.*		3,400	61,132
RPC, Inc.		2,200	14,586
SEACOR Holdings, Inc.*		5,900	344,029
Superior Energy Services, Inc.*		19,400	250,066
Superior Well Services, Inc.*		1,000	5,130
T-3 Energy Services, Inc.*		5,900	69,502
Technicoil Corp.*	CA	16,600	4,213
TETRA Technologies, Inc.*		39,700	129,025
Tidewater, Inc.		1,300	48,269
Union Drilling, Inc.*		6,500	24,700
Unit Corp.*		11,800	246,856
Weatherford International Ltd.*		6,000	66,420
Willbros Group, Inc.*		19,800	192,060

			4,705,188

FOOD & STAPLES RETAILING – 0.6%
Arden Group, Inc.		200	23,368
Casey’s General Stores, Inc.		2,500	66,650
Central European Distribution Corp.*		4,200	45,192
Great Atlantic & Pacific Tea, Inc.*		3,800	20,178
Ingles Markets, Inc.		2,400	35,832
Nash Finch Co.		4,200	117,978
PriceSmart, Inc.		300	5,403
Ruddick Corp.		200	4,490
Spartan Stores, Inc.		3,400	52,394
SUPERVALU, Inc.		4,000	57,120
The Andersons, Inc.		1,900	26,866
The Pantry, Inc.*		13,800	243,018
Weis Markets, Inc.		200	6,208
Whole Foods Market, Inc.		10,200	171,360
Winn-Dixie Stores, Inc.*		3,100	29,636

			905,693

FOOD PRODUCTS – 0.6%
Agria Corp. ADR*		200	226
Bunge, Ltd.		500	28,325
Chiquita Brands Inernational, Inc.*		21,900	145,197
ConAgra Foods, Inc.		1,000	16,870
Darling International, Inc.*		55,800	207,018
Del Monte Foods Co.		9,500	69,255
Diamond Foods, Inc.		4,000	111,720
Fresh Del Monte Produce, Inc.*		3,800	62,396
J & J Snack Foods Corp.		900	31,131
Lancaster Colony Corp.		400	16,592
Omega Protein Corp.*		7,900	20,856
Ralcorp Holdings, Inc.*		1,300	70,044

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Reddy Ice Holdings, Inc.		1,200	$1,764
Smithfield Foods, Inc.*		4,300	40,678

			822,072

GAS UTILITIES – 0.0% +
Northwest Natural Gas Co.		300	13,026
The Laclede Group, Inc.		800	31,184

			44,210

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Abaxis, Inc.*		2,600	44,824
Align Technology, Inc.*		5,400	42,822
American Medical Systems Holdings, Inc.*		2,000	22,300
Analogic Corp.		9,300	297,786
Angiodynamics, Inc.*		3,100	34,844
Cardiac Science Corp*		300	903
Conmed Corp.*		7,200	103,752
Cyberonics, Inc.*		10,700	141,989
ev3, Inc.*		1,000	7,100
Exactech, Inc.*		3,200	36,768
Haemonetics Corp.*		600	33,048
Hill-Rom Holdings, Inc.		7,500	74,175
Immucor, Inc.*		600	15,090
Invacare Corp.		500	8,015
Inverness Medical Innovations, Inc.*		2,000	53,260
Iris International, Inc.*		1,900	21,907
Kensey Nash Corp.*		8,100	172,287
Kinetic Concepts, Inc.*		3,600	76,032
Masimo Corp.*		600	17,388
Merit Medical Systems, Inc.*		9,800	119,658
Natus Med, Inc.*		10,100	85,951
Orthofix International*		4,000	74,080
Palomar Medical Technologies, Inc.*		2,400	17,424
Quidel Corp.*		9,900	91,278
RTI Biologics, Inc.*		800	2,280
Sirona Dental Systems, Inc.*		1,800	25,776
Somanetics Corp.*		6,100	92,598
Sonosite, Inc.*		3,700	66,156
Spectranetics Corp.*		400	1,012
Stereotaxis, Inc.*		1,000	3,990
STERIS Corp.		15,300	356,184
Symmetry Medical, Inc.*		2,300	14,513
Synovis Life Technologies, Inc.*		3,900	53,976
The Cooper Cos., Inc.		1,200	31,728
Thoratec Corp.*		2,400	61,656
Varian Medical Systems, Inc.*		500	15,220
Vnus Medical Technologies, Inc.*		3,900	82,953
Volcano Corp.*		1,400	20,370
Zimmer Holdings, Inc.*		800	29,200
Zoll Medical Corp.*		8,000	114,880

			2,565,173

HEALTH CARE PROVIDERS & SERVICES – 3.3%
Alliance Imaging, Inc.*		9,900	67,320
Almost Family, Inc.*		1,100	20,999
AMERIGROUP Corp.*		13,700	377,298
AMN Healthcare Services, Inc.*		11,000	56,100
Brookdale Senior Living, Inc.		16,085	81,229
Centene Corp.*		20,200	364,004
Chemed Corp.		2,300	89,470
Chindex International, Inc.*		1,050	5,219
CIGNA Corp.		5,500	96,745
Community Health Systems, Inc.*		4,100	62,894
Corvel Corp.*		1,500	30,330
Coventry Health Care, Inc.*		4,600	59,524
Cross Country Healthcare, Inc.*		6,000	39,300
Cryolife, Inc.*		15,500	80,290
Ensign Group Inc.		200	3,092
Gentiva Health Services, Inc.*		6,000	91,200
Hanger Orthopedic Group, Inc.*		11,600	153,700
Health Management Associates, Inc., Class A*		43,800	113,004
Health Net, Inc.*		13,100	189,688
Healthextras, Inc.*		5,300	105,046
HEALTHSOUTH Corp.*		900	7,992
Healthspring, Inc.*		19,800	165,726
Healthways, Inc.*		11,800	103,486
HMS Holdings Corp.*		2,300	75,670
Humana, Inc.*		600	15,648
Kindred Healthcare, Inc.*		20,000	299,000
Landauer, Inc.		3,400	172,312
LHC Group, Inc.*		2,200	49,016
LifePoint Hospitals, Inc.*		19,200	400,512
Lincare Holdings, Inc.*		9,400	204,920
Medcath Corp.*		4,200	30,534
MEDNAX, Inc.*		6,700	197,449
Molina Healthcare, Inc.*		8,100	154,062
MWI Veterinary Supply, Inc.*		800	22,784
Odyssey Healthcare, Inc.*		4,700	45,590
Pharmerica Corp.*		13,100	217,984
Providence Service Corp.*		900	6,192
Rehabcare Group, Inc.*		10,500	183,120

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Res-Care, Inc.*		5,800	$84,448
Skilled Healthcare Group, Inc.*		1,800	14,778
Sun Healthcare Group, Inc.*		2,300	19,412
Universal Health Services, Inc., Class B		400	15,336
WellCare Health Plan, Inc.*		20,000	225,000

			4,797,423

HEALTH CARE TECHNOLOGY – 0.1%
Allscripts-Misys Heathcare Solutions, Inc.		8,600	88,494
Computer Programs and Systems, Inc.		800	26,616
IMS Health, Inc.		1,400	17,458
Omnicell, Inc.*		5,300	41,446

			174,014

HOTELS, RESTAURANTS & LEISURE – 2.8%
AFC Enterprises*		1,100	4,961
Ameristar Casinos, Inc.		3,400	42,772
Bally Technologies, Inc.*		6,700	123,414
BJ’s Restaurants, Inc.*		4,800	66,768
Bob Evans Farms, Inc.		16,100	360,962
Boyd Gaming Corp.		44,100	164,493
Brinker International, Inc.		23,000	347,300
Buffalo Wild Wings, Inc.*		500	18,290
California Pizza Kitchen, Inc.*		9,400	122,952
CEC Entertainment, Inc.*		11,100	287,268
Churchill Downs, Inc.		900	27,054
CKE Restaurants, Inc.		17,400	146,160
Cracker Barrel Old Country Store, Inc.		7,696	220,413
Dennys Corp.*		38,900	64,963
DineEquity, Inc.		3,800	45,068
Dover Downs Gaming & Entertainment, Inc.		400	1,228
Gaylord Entertainment Co.*		3,800	31,654
International Game Technology		3,800	35,036
International Speedway Corp., Class A		5,000	110,300
Interval Leisure Group, Inc.*		3,180	16,854
Isle of Capri Casinos, Inc.*		3,600	19,044
Jack In The Box, Inc.*		3,900	90,831
Krispy Kreme Doughnuts, Inc.*		14,600	23,360
LIFE TIME FITNESS, Inc.*		8,900	111,784
Marcus Corp.		4,500	38,250
Morgans Hotel Group*		800	2,488
O’Charley’s, Inc.		1,200	3,612
Orient-Express Hotels, Ltd.		16,200	66,420
Panera Bread Co., Class A*		1,200	67,080
Papa John’s International, Inc.*		1,300	29,731
Pinnacle Entertainment, Inc.*		15,900	111,936
Red Robin Gourmet Burgers, Inc.*		8,600	151,618
Royal Caribbean Cruises, Ltd.		11,500	92,115
Ruby Tuesday, Inc.*		11,200	32,704
Shuffle Master, Inc.*		8,200	23,534
Sonic Corp.*		4,100	41,082
Speedway Motorsports, Inc.		9,100	107,562
Texas Roadhouse, Inc., Class A*		1,900	18,107
The Cheesecake Factory, Inc.*		3,300	37,785
The Steak N Shake Co.*		7,600	57,532
Town Sports International Holdings, Inc.*		1,900	5,681
Vail Resorts, Inc.*		7,700	157,311
WMS Industries, Inc.*		12,300	257,193
Wyndham Worldwide Corp.		36,800	154,560

			3,939,230

HOUSEHOLD DURABLES – 1.8%
American Greetings Corp.		40,300	203,918
Avatar Holdings, Inc.*		600	8,988
Beazer Homes USA, Inc.*		14,900	15,049
Blyth, Inc.		6,875	179,644
Brookfield Homes Corp.		700	2,415
Cavco Industries, Inc.*		900	21,240
Centex Corp.		13,000	97,500
Champion Enterprises, Inc.*		28,700	13,776
CSS Industries, Inc.		3,100	52,700
Ethan Allen Interiors, Inc.		5,100	57,426
Furniture Brands International, Inc.		17,100	25,137
Harman International Industries, Inc.		18,700	253,011
Helen of Troy, Ltd.*		10,100	138,875
Hooker Furniture Corp.		4,300	36,292
Hovnanian Enterprises, Inc., Class A*		41,700	65,052
Jarden Corp.*		11,800	149,506
KB Home		9,400	123,892

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Kimball International, Inc.		5,700	$37,392
La-Z- Boy, Inc.		25,000	31,250
Lennar Corp., Class A		37,500	281,625
M/I Homes, Inc.		6,600	46,134
Meritage Homes Corp.*		13,400	153,028
Mohawk Industries, Inc.*		454	13,561
National Presto Industries, Inc.		2,100	128,121
Palm Harbor Homes, Inc.*		1,500	3,345
Ryland Group, Inc.		13,900	231,574
Sealy Corp.*		15,000	22,350
Standard Pacific Corp.*		7,100	6,248
Tempur-Pedic International, Inc.		10,300	75,190
Tupperware Brands Corp.		7,500	127,425
Whirlpool Corp.		1,400	41,426

			2,643,090

HOUSEHOLD PRODUCTS – 0.2%
Central Garden And Pet Co., Class A*		17,600	132,352
WD-40 Co.		3,600	86,904

			219,256

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.0% +
Canadian Hydro Developers, Inc.*	CA	7,800	14,786

INDUSTRIAL CONGLOMERATES – 0.3%
Raven Industries, Inc.		4,500	93,510
Standex International Corp.		2,700	24,840
Textron, Inc.		7,500	43,050
Tredegar Corp.		15,300	249,849
Walter Industries, Inc.		2,500	57,175

			468,424

INSURANCE – 4.5%
Alleghany Corp.*		102	27,625
Allied World Assurance Holdings, Ltd.		5,000	190,150
American Equity Investment Life Holding Co.		23,500	97,760
American Financial Group, Inc.		3,500	56,175
American National Insurance		500	26,205
American Physicians Capital, Inc.		4,750	194,370
Amerisafe, Inc.*		13,480	206,513
Amtrust Financial Services, Inc.		14,200	135,610
Aspen Insurance Holdings, Ltd.		18,500	415,510
Assurant, Inc.		3,700	80,586
Assured Guaranty, Ltd.		2,200	14,894
Citizens, Inc.*		1,000	7,270
CNA Financial Corp.		6,200	56,792
CNA Surety Corp.*		9,600	177,024
Conseco, Inc.*		66,100	60,812
Delphi Financial Group, Inc.		19,550	263,143
eHealth, Inc.*		600	9,606
EMC Insurance Group, Inc.		300	6,321
Employers Holdings, Inc.		12,100	115,434
Endurance Specialty Holdings, Ltd.		3,100	77,314
FBL Financial Group, Inc.		7,000	29,050
Fidelity National Financial, Inc., Class A		800	15,608
First American Corp.		600	15,906
FPIC Insurance Group, Inc.*		3,600	133,308
Genworth Financial, Inc., Class A		25,900	49,210
Hallmark Financial Services, Inc.*		1,600	11,088
Harleysville Group, Inc.		4,100	130,421
Horace Mann Educators Corp.		17,300	144,801
Infinity Property & Casualty Corp.		5,300	179,829
IPC Holdings, Ltd.		14,300	386,672
Life Partners Holdings, Inc.		2,300	39,238
Lincoln National Corp.		2,900	19,401
Maiden Holdings Ltd.		400	1,788
Max Re Capital Ltd.		30,700	529,268
Meadowbrook Insurance Group, Inc.		8,867	54,089
Mercury General Corp.		500	14,850
National Financial Partners Corp.		5,600	17,920
National Interstate Corp.		2,100	35,511
National Western Life Insurance Co.		100	11,300
Navigators Group, Inc.*		3,200	150,976
NYMAGIC, Inc.		100	1,220
Old Republic International Corp.		1,300	14,066
OneBeacon Insurance Group, Ltd.		8,100	78,246
Phoenix Cos., Inc.		22,000	25,740
Platinum Underwriters Holdings, Ltd.		12,300	348,828
PMA Capital Corp.*		2,700	11,259
Presidential Life Corp.		3,100	24,149
ProAssurance Corp.*		3,000	139,860

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Protective Life Corp.		46,000	$241,500
Reinsurance Group of America, Inc.		500	16,195
RLI Corp.		2,000	100,400
Safety Insurance Group, Inc.		4,700	146,076
SeaBright Insurance Holdings, Inc.*		7,900	82,634
Selective Insurance Group, Inc.		12,500	152,000
StanCorp Financial Group, Inc.		9,800	223,244
State Auto Financial Corp.		1,100	19,360
Stewart Information Services Corp.		3,800	74,100
The Hanover Insurance Group, Inc.		500	14,410
The Principal Financial Group, Inc.		2,100	17,178
Transatlantic Holdings, Inc.		1,000	35,670
United America Indemnity Ltd.*		8,000	32,160
United Fire & Casualty Co.		1,700	37,332
Unitrin, Inc.		16,000	223,680
Universal American Financial Corp.*		10,100	85,547
Unum Group		4,600	57,500
W.R. Berkley Corp.		600	13,530
White Mountains Insurance Group, Ltd.		100	17,191
Xl Capital, Ltd., Class A		8,300	45,318

			6,467,741

INTERNET & CATALOG RETAIL – 1.0%
1-800-flowers.com, Inc.*		15,200	31,464
Blue Nile, Inc.*		5,000	150,750
Coldwater Creek, Inc.*		24,400	61,244
Expedia, Inc.*		15,000	136,200
Gaiam, Inc.*		1,800	5,904
HSN, Inc.*		5,080	26,111
Liberty Media Corp. – Interactive, Series A*		21,600	62,640
Netflix, Inc.*		9,100	390,572
NutriSystem, Inc.		11,930	170,241
Orbitz Worldwide, Inc.*		8,700	11,223
Overstock.com, Inc.*		7,600	69,540
PetMed Express Common, Inc.*		6,300	103,824
Shutterfly, Inc.*		4,900	45,913
Stamps.com, Inc.*		9,100	88,270
Systemax, Inc.*		11,600	149,872

			1,503,768

INTERNET SOFTWARE & SERVICES – 2.1%
Akamai Technologies, Inc.*		4,800	93,120
Art Technology Group, Inc.*		21,600	55,080
Asiainfo Holdings, Inc.*		13,000	219,050
Bidz.com, Inc.*		900	3,618
ComScore, Inc.*		1,800	21,762
DealerTrack Holdings, Inc.*		2,200	28,820
Digital River, Inc.*		12,400	369,768
Earthlink, Inc.*		31,000	203,670
Imergent, Inc.		2,700	12,150
Internap Network Services Corp.*		1,100	2,959
j2 Global Communications, Inc.*		13,500	295,515
Limelight Networks, Inc.*		300	1,005
Liquidity Services, Inc.*		900	6,291
Loopnet, Inc.*		8,700	52,896
Marchex, Inc., Class B		9,300	31,992
MercadoLibre, Inc.*		2,200	40,810
Moduslink Global Solutions, Inc.*		8,180	21,186
Navisite, Inc.*		2,500	1,000
NIC, Inc.		8,600	44,720
Open Text Corp.*		7,500	258,300
Perficient, Inc.*		1,500	8,100
RealNetworks, Inc.*		8,100	18,873
S1 Corp.*		31,600	162,740
SAVVIS, Inc.*		700	4,333
Sohu.com, Inc.*		3,100	128,061
SonicWall, Inc.*		20,400	90,984
Soundbite Communications, Inc.*		3,000	4,350
The Knot, Inc.*		2,500	20,500
TheStreet.com, Inc.		3,500	6,895
United Online, Inc.		27,299	121,754
Valueclick, Inc.*		45,900	390,609
Vignette Corp.*		11,900	79,492
VistaPrint Ltd.*		5,900	162,191
Vocus, Inc.*		5,200	69,108
Zix Corp.*		2,700	2,781

			3,034,483

IT SERVICES – 2.5%
Acxiom Corp.		47,200	349,280
Ciber, Inc.*		46,920	128,092
Cognizant Technology Solutions Corp., Class A*		700	14,553
Computer Sciences Corp.*		1,300	47,892
Convergys Corp.*		68,900	556,712
CSG Systems International, Inc.*		16,300	232,764

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Enernoc, Inc.*		700	$10,178
Euronet Worldwide, Inc.*		3,200	41,792
Exlservice Holdings, Inc.*		3,300	28,446
Fiserv, Inc.*		400	14,584
Forrester Research, Inc.*		3,900	80,184
Gartner, Inc.*		14,100	155,241
Global Cash Access Holdings, Inc.*		17,000	64,940
Heartland Payment Systems, Inc.		10,100	66,761
iGATE Corp.		8,000	25,920
info USA, Inc.*		3,600	14,976
Integral Systems, Inc.*		10,308	88,649
Mastech Holdings, Inc.*		106	215
MPS Group, Inc.*		63,000	374,850
NCI, Inc.*		1,000	26,000
Ness Technologies, Inc.*		4,900	14,455
NeuStar, Inc., Class A*		16,000	268,000
Online Resources Corp.*		200	842
Perot Systems Corp., Class A*		23,800	306,544
Rightnow Technologies, Inc.*		16,200	122,634
Sapient Corp.*		53,400	238,698
SYKES Enterprises, Inc.*		5,600	93,128
Syntel, Inc.		2,200	45,276
The Hackett Group, Inc.*		800	1,616
Total System Services, Inc.		3,300	45,573
Unisys Corp.*		74,200	39,326
VeriFone Holdings, Inc.*		6,000	40,800
Wright Express Corp.*		300	5,466

			3,544,387

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Brunswick Corp.		69,600	240,120
Callaway Golf Co.		38,300	274,994
Eastman Kodak Co.		20,900	79,420
Jakks Pacific, Inc.*		14,300	176,605
Leapfrog Enterprises, Inc.*		17,900	24,702
Polaris Industries, Inc.		9,700	207,968
RC2 Corp.*		3,500	18,445
Smith & Wesson Holding Corp.*		2,900	17,458
Steinway Musical Instruments, Inc.*		2,200	26,334

			1,066,046

LIFE SCIENCES TOOLS & SERVICES – 0.8%
Albany Molecular Research, Inc.*		11,700	110,331
AMAG Pharmaceuticals, Inc.*		300	11,031
Bio-Rad Laboratories, Inc.*		900	59,310
Bruker Corp.*		3,700	22,792
Charles River Laboratories International, Inc.*		500	13,605
Dionex Corp.*		2,000	94,500
Enzo Biochem, Inc.*		700	2,814
EResearch Technology, Inc.*		15,400	81,004
inVentiv Health, Inc.*		11,300	92,208
Kendle International, Inc.*		1,200	25,152
Life Sciences Research, Inc.*		1,400	10,038
Luminex Corp.*		6,300	114,156
Medivation, Inc.*		5,800	105,966
Nektar Therapeutics*		4,300	23,177
Parexel International Corp.*		20,100	195,573
Pharmaceutical Product Development, Inc.		800	18,976
Sequenom, Inc.*		4,200	59,724
Techne Corp.		300	16,413
Varian, Inc.*		4,000	94,960

			1,151,730

MACHINERY – 5.1%
3d Systems Corp.*		100	659
Actuant Corp., Class A		22,400	231,392
AGCO Corp.*		3,200	62,720
Altra Holdings, Inc.*		10,500	40,740
American Railcar Industries, Inc.		800	6,104
Ampco-Pittsburgh Corp.		6,600	87,516
Badger Meter, Inc.		8,500	245,565
Barnes Group, Inc.		22,500	240,525
Blount International, Inc.*		17,700	81,774
Briggs & Stratton Corp.		13,900	229,350
Bucyrus International, Inc.		900	13,662
Cascade Bancorp		2,700	47,601
Chart Industries, Inc.*		21,900	172,572
CIRCOR International, Inc.		11,400	256,728
Colfax Corp.*		7,100	48,777
Columbus Mckinnon Corp.*		15,500	135,160
Commercial Vehicle Group, Inc.*		800	440
Crane Co.		9,400	158,672
Cummins, Inc.		5,200	132,340
Dover Corp.		3,200	84,416
DXP Enterprises, Inc.*		2,800	28,924
Dynamic Materials Corp.		1,400	12,824

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Energy Recovery, Inc.*		600	$4,560
EnPro Industries, Inc.*		13,500	230,850
Federal Signal Corp.		26,800	141,236
Force Protection, Inc.*		6,300	30,240
Gardner Denver, Inc.*		20,700	450,018
Gorman-rupp Co.		7,525	148,995
Graco, Inc.		4,500	76,815
Graham Corp.		2,600	23,322
Harsco Corp.		4,200	93,114
Hurco Cos., Inc.*		1,100	11,693
IDEX Corp.		1,800	39,366
Ingersoll-Rand Co., Ltd., Class A		6,100	84,180
John Bean Technologies Corp.		3,923	41,035
K-tron International, Inc.*		400	24,268
Kadant, Inc.*		8,000	92,160
Kennametal, Inc.		18,400	298,264
LB Foster Co.*		4,200	104,286
Lincoln Electric Holdings, Inc.		2,700	85,563
Lindsay Manufacturing Co.		2,200	59,400
Lydall, Inc.*		3,400	10,098
McCoy Corp. (1)	CA	6,200	3,983
Met-Pro Corp.		500	4,075
Mueller Industries, Inc.		14,900	323,181
Mueller Water Products, Inc., Class A		43,000	141,900
NACCO Industries, Inc., Class A		1,900	51,642
Navistar International Corp., Inc.*		2,900	97,034
NN, Inc.		2,400	3,024
Nordson Corp.		2,300	65,389
Oshkosh Truck Corp.		45,400	305,996
Parker Hannifin Corp.		1,500	50,970
RBC Bearings, Inc.*		300	4,584
Robbins & Myers, Inc.		17,500	265,475
Sun Hydraulics, Inc.		11,450	167,284
Tecumseh Products Co.*		10,200	46,104
Tennant Co.		3,900	36,543
Terex Corp.*		12,200	112,850
The Greenbrier Cos., Inc		1,300	4,758
The Manitowoc Co., Inc.		56,200	183,774
The Timken Co.		27,900	389,484
Thermadyne Holdings Corp.*		1,200	2,544
Titan International, Inc.		28,400	142,852
Toro Co.		14,600	353,028
Trimas Corp.*		100	175
Trinity Industries, Inc.		19,500	178,230
Twin Disc, Inc.		900	6,228
Wabash National Corp.		8,900	10,947
Wabtec Corp.		500	13,190
Watts Water Technologies, Inc., Class A		1,400	27,384

			7,360,552

MARINE – 0.5%
American Commercial Lines, Inc.*		24,300	77,031
Eagle Bulk Shipping, Inc.		10,100	42,925
Excel Maritime Carriers Ltd.		7,300	32,996
Genco Shipping & Trading Ltd.		17,000	209,780
Horizon Lines, Inc.		2,600	7,878
Kirby Corp.*		7,200	191,808
Safe Bulkers, Inc.		14,000	44,240
Star Bulk Carriers Corp.		11,952	26,533
TBS International Ltd.*		20,300	149,205
Ultrapetrol Bahamas Ltd.*		500	1,350

			783,746

MEDIA – 1.1%
Arbitron, Inc.		2,000	30,020
Ascent Media Corp., Class A*		800	20,000
Belo Corp., Class A		34,925	21,304
CBS Corp., Class B		4,700	18,048
Central European Media Enterprises, Ltd., Class A*		2,600	29,796
Clear Channel Outdoor Holdings, Inc., Class A*		6,300	23,121
Cox Radio, Inc., Class A*		12,800	52,480
CTC Media, Inc.*		1,200	5,472
Cumulus Media, Inc.*		3,600	3,636
Discovery Communications, Inc., Class A*		900	14,418
DISH Network Corp., Class A*		5,200	57,772
E.W. Scripps Co., Class A		12,800	17,280
Entercom Communications Corp., Class A		2,200	2,420
Entravision Communications Corp.*		28,800	7,488
Fisher Communications, Inc.		200	1,952
Gannett Co., Inc.		4,100	9,020
Global Sources Ltd.*		12,938	50,330
Harte-Hanks, Inc.		10,400	55,640
Hearst-Argyle Television, Inc.		900	3,744

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Journal Communications, Inc.		4,800	$3,600
Knology, Inc.*		3,800	15,656
Liberty Media Corp. – Capital, Series A*		4,700	32,806
Lin TV Corp.*		5,900	6,608
Live Nation, Inc.*		17,600	46,992
McClatchy Co., Class A		18,100	8,869
Media General, Inc.		4,300	8,256
Mediacom Communications Corp., Class A*		13,500	54,405
Meredith Corp.		23,600	392,704
National CineMedia, Inc.		9,500	125,210
Scholastic Corp.		20,200	304,414
Scripps Networks Interactive, Inc., Class A		700	15,757
Sinclair Broadcast Group, Inc.		28,100	28,943
Valassis Communications, Inc.*		2,000	3,140
Warner Music Group Corp.*		19,100	44,885

			1,516,186

METALS & MINING – 2.2%
AK Steel Holding Corp.		43,200	307,584
Allegheny Technologies, Inc.		4,700	103,071
Amerigo Resources Ltd.	CA	20,800	4,784
Brush Engineered Materials, Inc.*		12,100	167,827
Carpenter Technology Corp.		22,900	323,348
Castle AM Co.		11,300	100,796
Century Aluminum Co.*		30,500	64,355
Cliffs Natural Resources, Inc.		1,700	30,872
Commercial Metals Co.		1,600	18,480
Farallon Resources Ltd.*	CA	20,100	2,790
General Steel Holdings, Inc.*		3,100	8,153
Gibraltar Industries, Inc.		22,700	107,144
Haynes International, Inc.*		7,000	124,740
Hecla Mining Co.*		25,200	50,400
Horsehead Holding Corp.*		2,300	12,650
Kaiser Aluminum Corp.		2,900	67,048
Northwest Pipe Co.*		5,300	150,891
Olympic Steel, Inc.		10,100	153,217
Redcorp Ventures Ltd.* (1)	CA	91,400	362
Reliance Steel & Aluminum Co.		7,300	192,209
RTI International Metals, Inc.*		18,560	217,152
Schnitzer Steel Industries, Inc., Class A		11,600	364,124
Sims Group Ltd. ADR		15,305	182,436
Stillwater Mining Co.*		19,000	70,300
Sutor Technology Group Ltd.*		300	420
Titanium Metals Corp.		12,700	69,469
United States Steel Corp.		1,700	35,921
Universal Stainless & Alloy*		1,000	9,670
Worthington Industries, Inc.		16,500	143,715

			3,083,928

MULTI-LINE RETAIL – 0.7%
Big Lots, Inc.*		14,800	307,544
Conn’s, Inc.*		6,200	87,048
Dillard’s, Inc.		52,800	300,960
Family Dollar Stores, Inc.		500	16,685
Fred’s, Inc.		20,300	228,984
Retail Ventures, Inc.*		500	760
Sears Holdings Corp.*		400	18,284

			960,265

MULTI-UTILITIES – 0.2%
Avista Corp.		8,200	112,996
CH Energy Group, Inc.		3,000	140,700
DTE Energy Co.		500	13,850
PNM Resources, Inc.		4,400	36,344

			303,890

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		12,500	56,875
Zebra Technologies Corp., Class A*		8,200	155,964

			212,839

OIL, GAS & CONSUMABLE FUELS – 3.8%
Abraxas Petroleum Corp.*		3,100	3,193
Alpha Natural Resources, Inc.*		2,800	49,700
Arena Resources, Inc.*		400	10,192
ATP Oil & Gas Corp.*		16,700	85,671
Berry Petroleum Co.		31,900	349,624
Bill Barrett Corp.*		7,400	164,576
BPZ Resources, Inc.*		6,400	23,680
Brigham Exploration Co.*		19,200	36,480
Callon Petroleum Co.*		10,600	11,554
Cano Petroleum, Inc.*		1,400	602
Carrizo Oil & Gas, Inc.*		1,900	16,872
Celtic Exploration, Ltd.*	CA	500	5,445
Cimarex Energy Co.		9,300	170,934

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Clayton Williams Energy, Inc.*		500	$14,620
Clean Energy Fuels Corp.*		2,500	15,225
Contango Oil & Gas Co.*		2,000	78,400
Crosstex Energy, Inc.		11,300	18,532
CVR Energy, Inc.*		24,100	133,514
Delek US Holdings, Inc.		12,700	131,572
Denbury Resources, Inc.*		8,400	124,824
Encore Aquisition Co.*		6,400	148,928
Energy Partners Ltd.*		7,300	657
EXCO Resources, Inc.*		2,900	29,000
Foundation Coal Holdings, Inc.		14,000	200,900
Frontier Oil Corp.		14,400	184,176
Frontline Ltd.		1,000	17,390
Galleon Energy, Inc.*	CA	14,950	42,806
Gasco Energy, Inc.*		19,100	7,449
General Maritime Corp.		8,806	61,642
Georesources, Inc.*		1,800	12,096
Gran Tierra Energy, Inc.*		4,000	10,040
Gulfport Energy Corp.*		2,200	5,104
Helix Energy Solutions Group, Inc.*		50,000	257,000
Holly Corp.		9,800	207,760
Houston American Energy Corp.		300	558
International Coal Group, Inc.*		7,900	12,719
Jabil Circuit, Inc.		43,000	239,080
Jura Energy Corp.*	CA	13,900	1,544
Knightsbridge Tankers Ltd.		7,300	106,215
Mariner Energy, Inc.*		39,500	306,125
Massey Energy Co.		9,900	100,188
McMoRan Exploration Co.*		16,300	76,610
Meridian Resource Corp.*		9,400	1,974
Midnight Oil Exploration Ltd.*	CA	15,100	9,581
Overseas Shipholding Group, Inc.		6,300	142,821
Paramount Resources Ltd.*	CA	900	4,304
Penn Virginia Corp.		5,000	54,900
Petroleum Development Corp.*		1,700	20,077
PetroQuest Energy, Inc.*		22,200	53,280
Quicksilver Resources, Inc.*		21,700	120,218
Rentech, Inc.*		2,500	1,375
Rosetta Resources, Inc.*		34,200	169,290
SandRidge Energy, Inc.*		14,100	92,919
St. Mary Land & Exploration Co.		7,400	97,902
Stone Energy Corp.*		23,916	79,640
Swift Energy Co.*		18,400	134,320
Teekay Shipping Corp.		1,900	27,037
Teekay Tankers Ltd., Class A		5,200	49,452
Tesoro Corp.		3,500	47,145
Tristar Oil & Gas Ltd.*	CA	1,300	9,517
TUSK Energy Corp.*	CA	18,607	31,435
USEC, Inc.*		11,800	56,640
Vaalco Energy, Inc.*		36,700	194,143
Venoco, Inc.*		1,900	6,232
Vero Energy, Inc.*	CA	11,300	29,397
W&T Offshore, Inc.		26,500	162,975
Warren Resources, Inc.*		6,500	6,240
Western Refining, Inc.		21,600	257,904
Westmoreland Coal Co.*		800	5,736
Whiting Petroleum Corp.*		2,200	56,870

			5,396,521

PAPER & FOREST PRODUCTS – 0.4%
Buckeye Technologies, Inc.*		11,900	25,347
Clearwater Paper Corp.*		1,011	8,118
Deltic Timber Corp.		400	15,764
Domtar Corp.*		63,000	59,850
Glatfelter		14,700	91,728
Louisiana-Pacific Corp.		25,700	57,311
MeadWestvaco Corp.		2,300	27,577
Mercer International, Inc.*		2,600	1,716
Neenah Paper, Inc.		2,600	9,438
Potlatch Corp.		3,640	84,412
Schweitzer-Mauduit International, Inc.		3,100	57,226
Verso Paper Corp.		800	512
Wausau Paper Corp.		22,100	116,246
Weyerhaeuser Co.		500	13,785

			569,030

PERSONAL PRODUCTS – 0.7%
American Oriental Bioengineering, Inc.*		28,800	111,168
Bare Escentuals, Inc.*		13,300	54,530
Elizabeth Arden, Inc.*		7,000	40,810
Herbalife, Ltd.		21,500	322,070
Inter Parfums, Inc.		8,300	48,389
NBTY, Inc.*		19,600	275,968
Nu Skin Enterprises, Inc.		3,900	40,911
Prestige Brands Holdings, Inc.*		18,100	93,758

			987,604

PHARMACEUTICALS – 0.8%
Adolor Corp.*		10,100	20,604

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Akorn, Inc.*		1,200	$1,032
Auxilium Pharmaceuticals, Inc.*		4,300	119,196
BioMimetic Therapeutics, Inc.*		1,200	8,520
Cypress Bioscience, Inc.*		3,400	24,174
Durect Corp.*		900	2,007
Endo Pharmaceuticals Holding, Inc.*		800	14,144
Forest Laboratories, Inc.*		4,320	94,867
King Pharmaceuticals, Inc.*		831	5,875
KV Pharmaceutical Co., Class A*		1,800	2,970
Medicis Pharmaceutical Corp., Class A		19,100	236,267
Middlebrook Pharmaceuticals, Inc.*		4,300	5,848
Noven Pharmaceuticals, Inc.*		10,900	103,332
Obagi Medical Products, Inc.*		300	1,614
Optimer Pharmaceuticals, Inc.*		1,100	14,509
Pain Therapeutics, Inc.*		7,600	31,920
Par Pharmaceutical Cos., Inc.*		3,400	32,198
Pozen, Inc.*		4,800	29,376
Questcor Pharmaceuticals, Inc.*		7,700	37,884
Salix Pharmaceuticals Ltd.*		5,200	49,400
The Medicines Co.*		600	6,504
Valeant Pharmaceuticals International*		8,600	152,994
Viropharma, Inc.*		3,500	18,375
Vivus, Inc.*		15,000	64,800

			1,078,410

REAL ESTATE INVESTMENT TRUSTS – 2.4%
Acadia Realty Trust		1,523	16,159
Agree Realty Corp.		1,930	30,282
Alexander’s, Inc.		100	17,038
Alexandria Real Estate Equities, Inc.		3,200	116,480
Arbor Realty Trust, Inc.		800	576
Ashford Hospitality Trust, Inc.		12,500	19,250
Associated Estates Realty Corp.		1,500	8,520
BioMed Realty Trust, Inc.		12,510	84,693
Brandywine Reality Trust		8,300	23,655
CapitalSource, Inc.		47,120	57,486
Caplease, Inc.		3,600	7,092
CBL & Associates Properties, Inc.		2,800	6,608
Cedar Shopping Centers, Inc.		2,700	4,698
Colonial Properties Trust		2,500	9,525
Commercial Net Lease Realty		10,900	172,656
Corporate Office Properties Trust		2,712	67,339
Dct Industrial Trust, Inc.		2,900	9,193
DiamondRock Hospitality Co.		22,400	89,824
EastGroup Properties, Inc.		3,500	98,245
Entertainment Properties Trust		8,040	126,710
Equity Lifestyle Properties, Inc.		900	34,290
Equity One, Inc.		900	10,971
Extra Space Storage, Inc.		21,600	119,016
FelCor Lodging Trust, Inc.		18,500	25,160
First Industrial Realty Trust, Inc.		11,100	27,195
First Potomac Realty Trust		1,200	8,820
Forestar Real Estate Group, Inc.*		5,500	42,075
Glimcher Realty Trust		1,200	1,680
Healthcare Realty Trust, Inc.		10,200	152,898
Hersha Hospitality Trust		2,700	5,130
Highwoods Properties, Inc.		8,200	175,644
Home Properties, Inc.		4,710	144,362
Inland Real Estate Corp.		12,800	90,752
Kite Realty Group Trust		5,700	13,965
LaSalle Hotel Properties		7,900	46,136
Lexington Corporate Properties Trust		9,800	23,324
LTC Properties, Inc.		3,800	66,652
Medical Properties Trust, Inc.		15,300	55,845
Mid America Apartment Communities, Inc.		4,700	144,901
National Health Investors, Inc.		600	16,122
Nationwide Health Properties, Inc.		6,400	142,016
Omega Healthcare Investors, Inc.		7,790	109,683
Parkway Properties, Inc.		3,100	31,930

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Pennsylvania Real Estate Investment		6,100	$21,655
Post Properties, Inc.		1,300	13,182
PS Business Parks, Inc.		1,700	62,645
Ramco Gershenson Properties Trust		1,900	12,255
Realty Income Corp.		6,100	114,802
Saul Centers, Inc.		800	18,376
Senior Housing Properties Trust		16,100	225,722
SL Green Realty Corp.		16,800	181,440
Sovran Self Storage, Inc.		4,200	84,336
Strategic Hotels & Resorts, Inc.		10,400	7,176
Sunstone Hotel Investors, Inc.		12,469	32,793
Tanger Factory Outlet Centers, Inc.		1,510	46,599
Taubman Centers, Inc.		1,600	27,264
Universal Health Realty Income Trust		100	2,923
Urstadt Biddle Properties, Inc., Class A		300	4,026
Washington Real Estate Investment Trust		3,600	62,280

			3,372,070

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
American Campus Communities, Inc.		1,100	19,096
CB Richard Ellis Group, Inc., Class A*		17,600	70,928
Consolidated-Tomoka Land Co.		100	2,970
Forest City Enterprises, Inc.		15,600	56,160
Jones Lang LaSalle, Inc.		9,400	218,644
Move, Inc.*		6,700	9,715
Tejon Ranch Co.*		200	4,134

			381,647

ROAD & RAIL – 0.7%
Amerco*		1,100	36,883
Arkansas Best Corp.		14,300	271,986
Avis Budget Group, Inc.*		47,600	43,316
Cai International, Inc.*		7,100	20,093
Celadon Group, Inc.*		3,600	19,980
Hertz Global Holdings, Inc.*		35,700	140,301
Indevus Pharmaceuticals, Inc.		600	6
Marten Transport Ltd.*		8,900	166,252
Ryder System, Inc.		1,900	53,789
Werner Enterprises, Inc.		14,000	211,680
YRC Worldwide, Inc.*		3,600	16,164

			980,450

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.1%
Actel Corp.*		11,200	113,344
Advanced Analogic Technologies, Inc.*		500	1,800
Advanced Energy Industries, Inc.*		23,500	176,955
Advanced Micro Devices, Inc.*		6,300	19,215
Amkor Technology, Inc.*		110,900	297,212
Analog Devices, Inc.		2,500	48,175
Applied Micro Circuits Corp.*		30,700	149,202
Atmel Corp.*		95,000	344,850
ATMI, Inc.*		17,800	274,654
Broadcom Corp., Class A*		5,800	115,884
Brooks Automation, Inc.*		29,800	137,378
Cabot Microelectronics Corp.*		11,900	285,957
Cavium Networks, Inc.*		4,800	55,392
Cirrus Logic, Inc.*		31,900	119,944
Cohu, Inc.		4,900	35,280
Conexant Systems, Inc.*		3,800	2,470
Cymer, Inc.*		1,300	28,938
Day4 Energy, Inc.*	CA	14,900	7,682
Diodes, Inc.*		4,300	45,623
DSP Group, Inc.*		4,400	19,008
Entegris, Inc.*		72,300	62,178
Exar Corp.*		11,700	73,008
Fairchild Semiconductor International, Inc.*		78,200	291,686
FEI Co.*		1,900	29,317
Integrated Device Technology, Inc.*		91,300	415,415
Intellon Corp.*		3,300	7,260
International Rectifier Corp.*		14,800	199,948
Intersil Holding Corp.		9,400	108,100
IXYS Corp.		7,000	56,420
Kulicke & Soffa Industries, Inc.*		4,200	11,004
Lattice Semiconductor Corp.*		50,300	69,414
LSI Corp.*		56,300	171,152
Marvell Technology Group Ltd.*		9,300	85,188
Mattson Technology, Inc.*		2,400	2,018
MEMC Electronic Materials, Inc.*		6,400	105,536
Micrel, Inc.		29,300	206,272
Micron Technology, Inc.*		4,200	17,052
Microsemi Corp.*		1,100	12,760

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Microtune, Inc.*		3,300	$6,006
MKS Instruments, Inc.*		28,600	419,562
Monolithic Power Systems, Inc.*		13,800	213,900
National Semiconductor Corp.		4,000	41,080
Netlogic Microsystems, Inc.*		2,400	65,952
Novellus Systems, Inc.*		11,000	182,930
NVIDIA Corp.*		8,500	83,810
Omnivision Technologies, Inc.*		25,400	170,688
ON Semiconductor Corp.*		20,200	78,780
Pericom Semiconductor Corp.*		22,900	167,399
PMC-Sierra, Inc.*		47,900	305,602
RF Micro Devices, Inc.*		82,800	110,124
Rudolph Technologies, Inc.*		1,100	3,333
Semtech Corp.*		17,500	233,625
Sigma Designs, Inc.*		3,200	39,808
Silicon Image, Inc.*		43,900	105,360
Silicon Laboratories, Inc.*		7,300	192,720
Silicon Storage Technology, Inc.*		15,400	25,410
Skyworks Solutions, Inc.*		68,200	549,692
Standard Microsystems Corp.*		6,500	120,900
Supertex, Inc.*		4,800	110,880
Techwell, Inc.*		1,300	8,203
Teradyne, Inc.*		92,500	405,150
Tessera Technologies, Inc.*		4,000	53,480
Triquint Semiconductor, Inc.*		27,100	66,937
Ultra Clean Holdings*		900	963
Ultratech, Inc.*		15,300	191,097
Varian Semiconductor Equipment Associates, Inc.*		9,100	197,106
Veeco Instruments, Inc.*		21,500	143,405
Verigy Ltd.*		10,300	84,975
Volterra Semiconductor Corp.*		15,100	127,444
Zoran Corp.*		4,900	43,120

			8,752,132

SOFTWARE – 3.4%
ACI Worldwide, Inc.*		1,200	22,500
Advent Software, Inc.*		2,300	76,613
Arcsight, Inc.*		400	5,108
Aspen Technology, Inc.*		19,800	138,402
Autodesk, Inc.*		5,400	90,774
Blackbaud, Inc.		1,800	20,898
Bottomline Technologies, Inc.*		2,400	15,792
Cadence Design Systems, Inc.*		56,900	238,980
Commvault Systems, Inc.*		1,600	17,552
Compuware Corp.*		19,200	126,528
Double-take Software, Inc.*		2,000	13,520
Epicor Software Corp.*		1,500	5,715
Epiq Systems, Inc.*		4,650	83,840
FactSet Research Systems, Inc.		1,000	49,990
Fair Issac Corp.		28,600	402,402
FalconStor Software, Inc.*		2,700	6,453
i2 Technologies, Inc.*		1,500	11,850
Interactive Intelligence, Inc.*		3,600	32,616
Jack Henry & Associates, Inc.		1,700	27,744
JDA Software Group, Inc.*		13,200	152,460
Lawson Software, Inc.*		4,100	17,425
Manhattan Associates, Inc.*		11,800	204,376
Mentor Graphics Corp.*		32,000	142,080
MICROS Systems, Inc.*		9,300	174,375
Microstrategy, Inc.*		3,859	131,939
MSC.Software Corp.*		2,800	15,792
Net 1 UEPS Technologies, Inc.*		24,700	375,687
Netscout Systems, Inc.*		6,100	43,676
Parametric Technology Corp.*		35,500	354,290
Pegasystems, Inc.		600	11,142
Phoenix Technologies Ltd.*		900	1,458
Progress Software Corp.*		8,900	154,504
Quest Software, Inc.*		20,400	258,672
Radiant Systems, Inc.*		7,900	34,839
Smith Micro Software, Inc.*		2,800	14,644
Solera Holdings, Inc.*		900	22,302
SPSS, Inc.*		4,700	133,621
Sybase, Inc.*		3,000	90,870
Symyx Technologies, Inc.*		1,500	6,675
Synchronoss Technologies, Inc.*		8,400	102,984
Synopsys, Inc.*		1,500	31,095
Take-Two Interactive Software, Inc.		27,900	232,965
Tibco Software, Inc.*		72,700	426,749
Tyler Technologies, Inc.*		8,700	127,281

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Ultimate Software Group, Inc.*		2,700	$46,602
Wind River Systems, Inc.*		33,900	216,960

			4,912,740

SPECIALTY RETAIL – 6.1%
Aaron Rents, Inc.		200	5,332
Abercrombie & Fitch Co., Class A		4,700	111,860
Aeropostale, Inc.*		13,400	355,904
America’s Car-mart, Inc.*		4,100	55,719
American Eagle Outfitters, Inc.		4,200	51,408
AnnTaylor Stores Corp.*		59,900	311,480
Asbury Automotive Group, Inc.		15,600	67,236
Autonation, Inc.*		9,700	134,636
Barnes & Noble, Inc.		13,200	282,216
Bebe Stores, Inc.		13,800	92,046
Big 5 Sporting Goods Corp.		600	3,522
Blockbuster, Inc.*		16,020	11,535
Books-A-Million, Inc.		700	3,220
Borders Group, Inc., Class A*		15,500	9,765
Brown Shoe, Inc.		36,120	135,450
Buckle, Inc.		15,525	495,713
Cabela’s, Inc.*		6,400	58,304
Cato Corp.		7,500	137,100
Charlotte Russe Holding, Inc.*		6,200	50,530
Charming Shoppes, Inc.*		26,300	36,820
Chico’s FAS, Inc.*		21,100	113,307
Childrens Place Retail Stores, Inc.*		20,300	444,367
Christopher & Banks Corp.		13,800	56,442
Citi Trends, Inc.*		11,300	258,657
Collective Brands, Inc.*		9,000	87,660
Dress Barn, Inc.*		35,600	437,524
Finish Line, Inc., Class A		30,900	204,558
Foot Locker, Inc.		19,200	201,216
GameStop Corp., Class A*		1,200	33,624
Genesco, Inc.*		13,500	254,205
Group 1 Automotive, Inc.		16,500	230,505
Guess?, Inc.		2,300	48,484
Gymboree Corp.*		4,000	85,400
Haverty Furniture Cos., Inc.		13,263	139,659
hhgregg, Inc.*		3,600	50,940
Hibbett Sports, Inc.*		4,700	90,334
Hot Topic, Inc.*		21,300	238,347
Jo-ann Stores, Inc.*		10,500	171,570
Limited Brands, Inc.		6,600	57,420
Lumber Liquidators, Inc.*		1,800	22,950
Monro Muffler, Inc.		1,000	27,330
New York & Co., Inc.*		24,600	87,330
Office Depot, Inc.*		79,900	104,669
OfficeMax, Inc.		25,400	79,248
Pacific Sunwear of California, Inc.*		26,600	44,156
Penske Automotive Group, Inc.		25,400	236,982
RadioShack Corp.		2,500	21,425
Rental-A-Center, Inc.*		21,600	418,392
Sally Beauty Holdings, Inc.*		37,000	210,160
Signet Jewelers, Ltd.		500	5,725
Sonic Automotive, Inc., Class A		12,300	19,680
Stage Stores, Inc.		25,100	253,008
Talbots, Inc.		29,500	103,545
Taser International, Inc.*		8,200	38,376
The Men’s Wearhouse, Inc.		23,000	348,220
The Pep Boys - Manny, Moe & Jack		18,200	80,262
The Wet Seal, Inc., Class A*		52,200	175,392
Tractor Supply Co.*		8,800	317,328
Tween Brands, Inc.*		10,100	21,614
Ulta Salon Cosmetics & Fragrance, Inc.*		600	3,972
Williams-Sonoma, Inc.		35,900	361,872
Zale Corp.*		18,800	36,660
Zumiez, Inc.*		6,500	63,050

			8,695,361

TEXTILES, APPAREL & LUXURY GOODS – 2.1%
American Apparel, Inc.*		2,900	8,468
Carter’s, Inc.*		6,000	112,860
Coach, Inc.*		6,000	100,200
Crocs, Inc.*		7,800	9,282
FGX International Holdings, Ltd.*		100	1,162
Fossil, Inc.*		3,600	56,520
Iconix Brand Group, Inc.*		1,100	9,735
Jones Apparel Group, Inc.		54,700	230,834
K-Swiss, Inc., Class a		3,100	26,474
Kenneth Cole Productions, Inc. Class A		2,400	15,336
Liz Claiborne, Inc.		93,500	230,945
Madden Steven Ltd.*		7,300	137,094
Maidenform Brands, Inc.*		6,700	61,372
Movado Group, Inc.		4,100	30,914
Oxford Industries, Inc.		5,500	33,935

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Perry Ellis International, Inc.*		7,600	$26,296
Phillips-Van Heusen Corp.		18,500	419,580
Polo Ralph Lauren Corp		1,100	46,475
Quiksilver, Inc.*		75,400	96,512
Skechers U.S.A., Inc., Class A*		20,800	138,736
Timberland Co., Class A*		25,300	302,082
True Religion Apparel, Inc.*		2,600	30,706
Unifi, Inc.*		14,700	9,408
UniFirst Corp.		3,900	108,576
Volcom, Inc.*		2,900	28,130
Warnaco Group, Inc.*		22,200	532,800
Wolverine World Wide, Inc.		17,000	264,860
Xerium Technologies, Inc.*		7,400	4,958

			3,074,250

THRIFT & MORTGAGE FINANCE – 0.8%
Anchor Bancorp Wisconsin, Inc.		2,200	2,970
Bank Mutual Corp.		8,400	76,104
City Bank		900	2,970
Dime Community Bancshares		12,500	117,250
Encore Bancshares, Inc.*		1,200	10,644
First Niagara Financial Group, Inc.		2,800	30,520
First Place Financial Corp.		1,000	3,360
Flagstar Bancorp, Inc.*		3,500	2,625
Flushing Financial Corp.		6,800	40,936
Hudson City Bancorp, Inc.		5,700	66,633
MGIC Investment Corp.		57,600	81,792
NewAlliance Bancshares, Inc.		2,800	32,872
Oceanfirst Financial Corp.		1,200	12,264
Ocwen Financial Corp.*		17,800	203,454
Provident Financial Services		13,800	149,178
Provident New York Bancorp		8,600	73,530
Radian Group, Inc.		47,500	86,450
The PMI Group, Inc.		35,500	22,010
TierOne Corp.		1,700	3,638
Tree.com, Inc.*		296	1,368
TrustCo Bank Corp NY		1,700	10,234
Webster Financial Corp.		21,700	92,225
WSFS Financial Corp.		1,000	22,360

			1,145,387

TOBACCO – 0.2%
Universal Corp.		8,100	242,352

TRADING COMPANIES & DISTRIBUTORS – 1.1%
Applied Industrial Technologies, Inc.		10,450	176,292
Beacon Roofing Supply, Inc.*		14,700	196,833
BlueLinx Holdings, Inc.*		800	2,088
GATX Corp.		6,200	125,426
H & E Equipment Services, Inc.*		8,900	58,295
Houston Wire & Cable Co.		8,700	67,425
Interline Brands, Inc.*		1,800	15,174
Kaman Corp.		1,200	15,048
MSC Industrial Direct Co., Inc., Class A		600	18,642
Rush Enterprises, Inc.*		16,400	146,288
Tal International Group, Inc.		800	5,856
Textainer Group Holdings Ltd.		2,300	15,525
Titan Machinery, Inc.*		500	4,495
United Rentals, Inc.*		45,267	190,574
Watsco, Inc.		1,400	47,642
WESCO International, Inc.*		27,100	491,052

			1,576,655

WATER UTILITIES – 0.1%
Cascal		10,000	31,400
SJW Corp.		3,700	94,091

			125,491

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
Centennial Communication Corp.*		44,200	365,092
ICO Global Communications (Holdings), Ltd.*		1,800	630
IPCS, Inc.*		4,700	45,637
NII Holdings, Inc.*		2,500	37,500
Syniverse Holdings, Inc.*		12,400	195,424
Telephone & Data Systems, Inc.		1,500	39,765
US Cellular Corp.*		1,600	53,344
USA Mobility, Inc.		7,300	67,233

			804,625

Total Common Stocks (Cost $210,767,026)			142,405,366

OPPENHEIMER MAIN STREET SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
RIGHTS & WARRANTS – 0.0% +

INSURANCE – 0.0% +
United America Indemnity, Ltd., Class A* Expires 4/6/09		8,000	$3,750

METALS & MINING – 0.0% +
Redcorp Ventures Ltd.* Expires 7/10/09	CA	45,700	181

Total Rights & Warrants (Cost $0)			3,931

SHORT TERM INVESTMENTS – 0.7%

MUTUAL FUNDS – 0.7%
State Street Institutional Treasury Plus Money Market Fund (Cost $967,344)		967,344	967,344
TOTAL INVESTMENTS – 100.1% (Cost $211,734,370)			143,376,641
Liabilities in excess of other assets – (0.1)%			(170,611)

NET ASSETS – 100.0%			$143,206,030

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $15,149 representing 0.01% of net assets.
*	Non-income producing security.
**	Unless otherwise noted the country code for all securities is United States.
+	Amount is less than 0.05%.

ADR	American Depositary Receipt
CA	Canada

OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 97.6%

AEROSPACE & DEFENSE – 4.1%
L-3 Communications Holdings, Inc.	1,100	$74,580
Lockheed Martin Corp.	1,100	75,933
Northrop Grumman Corp.	9,700	423,308
Raytheon Co.	8,000	311,520

		885,341

AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc.	1,200	54,732
United Parcel Service, Inc., Class B	1,100	54,142

		108,874

BEVERAGES – 2.1%
Coca-Cola Co.	5,000	219,750
Molson Coors Brewing Co., Class B	3,900	133,692
PepsiCo, Inc.	1,900	97,812

		451,254

BIOTECHNOLOGY – 1.7%
Amgen, Inc.*	7,500	371,400

CAPITAL MARKETS – 1.2%
Ameriprise Financial, Inc.	3,400	69,666
Bank of New York Mellon Corp.	6,300	177,975

		247,641

CHEMICALS – 2.9%
Monsanto Co.	3,000	249,300
Sigma-Aldrich Corp.	1,300	49,127
The Dow Chemical Co.	39,100	329,613

		628,040

COMMERCIAL BANKS – 2.3%
BB&T Corp.	10,900	184,428
Wells Fargo & Co.	21,700	309,008

		493,436

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Pitney Bowes, Inc.	5,600	130,760

COMMUNICATIONS EQUIPMENT – 2.5%
Cisco Systems, Inc.*	9,300	155,961
Harris Corp.	9,000	260,460
QUALCOMM, Inc.	3,000	116,730

		533,151

COMPUTERS & PERIPHERALS – 7.3%
Apple, Inc.*	1,700	178,704
Dell, Inc.*	31,600	299,568
Hewlett-Packard Co.	18,900	605,934
International Business Machines Corp.	4,800	465,072

		1,549,278

CONSTRUCTION & ENGINEERING – 0.8%
Fluor Corp.	4,700	162,385

CONTAINERS & PACKAGING – 1.1%
Ball Corp.	5,600	243,040

DIVERSIFIED FINANCIAL SERVICES – 0.9%
JPMorgan Chase & Co.	6,900	183,402

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
Qwest Communications International, Inc.	21,000	71,820
Windstream Corp.	10,700	86,242

		158,062

ELECTRIC UTILITIES – 2.9%
American Electric Power Co., Inc.	2,900	73,254
Entergy Corp.	800	54,472
Exelon Corp.	900	40,851
Firstenergy Corp.	5,100	196,860
Southern Co.	8,600	263,332

		628,769

ENERGY EQUIPMENT & SERVICES – 0.4%
ENSCO International, Inc.	1,300	34,320
Schlumberger, Ltd.	1,200	48,744

		83,064

FOOD & STAPLES RETAILING – 4.4%
Safeway, Inc.	4,800	96,912
Sysco Corp.	5,600	127,680
Wal-Mart Stores, Inc.	13,600	708,560

		933,152

FOOD PRODUCTS – 3.8%
Archer-Daniels-Midland Co.	13,900	386,142
H.J. Heinz Co.	5,800	191,748
Kellogg Co.	1,100	40,293
The Hershey Co.	5,300	184,175

		802,358

HEALTH CARE PROVIDERS & SERVICES – 4.7%
Aetna, Inc.	6,100	148,413
AmerisourceBergen Corp.	3,300	107,778
Cardinal Health, Inc.	2,300	72,404
Humana, Inc.*	14,400	375,552
McKesson Corp.	5,800	203,232
UnitedHealth Group, Inc.	4,400	92,092

		999,471

HOTELS, RESTAURANTS & LEISURE – 1.8%
McDonald’s Corp.	7,100	387,447

HOUSEHOLD PRODUCTS – 2.2%
Clorox Co.	1,300	66,924
The Procter & Gamble Co.	8,700	409,683

		476,607

INDUSTRIAL CONGLOMERATES – 0.4%
General Electric Co.	8,300	83,913

INSURANCE – 3.5%
Aflac, Inc.	600	11,616
Cincinnati Financial Corp.	6,600	150,942

OPPENHEIMER LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Marsh & McLennan Cos., Inc.	11,900	$240,975
Prudential Financial, Inc.	5,500	104,610
The Chubb Corp.	4,000	169,280
Unum Group	5,700	71,250

		748,673

IT SERVICES – 2.3%
Automatic Data Processing, Inc.	8,800	309,408
Computer Sciences Corp.*	4,800	176,832

		486,240

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Hasbro, Inc.	1,500	37,605

MACHINERY – 1.0%
Dover Corp.	8,300	218,954

MEDIA – 2.9%
Comcast Corp., Class A	31,800	433,752
The DIRECTV Group, Inc.*	5,700	129,903
Time Warner Cable, Inc.	627	15,550
Time Warner, Inc.	2,500	48,250

		627,455

METALS & MINING – 1.2%
Newmont Mining Corp.	5,500	246,180

MULTI-UTILITIES – 3.2%
Dominion Resources, Inc.	11,000	340,890
DTE Energy Co.	4,300	119,110
Public Service Enterprise Group, Inc.	1,700	50,099
Wisconsin Energy Corp.	4,100	168,797

		678,896

OFFICE ELECTRONICS – 0.5%
Xerox Corp.	21,200	96,460

OIL, GAS & CONSUMABLE FUELS – 13.8%
Apache Corp.	1,900	121,771
Chesapeake Energy Corp.	21,200	361,672
Chevron Corp.	2,200	147,928
ConocoPhillips	14,600	571,736
Devon Energy Corp.	4,400	196,636
Exxon Mobil Corp.	10,700	728,670
Marathon Oil Corp.	5,500	144,595
The Williams Cos., Inc.	34,400	391,472
Valero Energy Corp.	15,600	279,240

		2,943,720

PERSONAL PRODUCTS – 0.6%
Avon Products, Inc.	7,200	138,456

PHARMACEUTICALS – 8.5%
Abbott Laboratories	4,200	200,340
Bristol-Myers Squibb Co.	24,000	526,080
Express Scripts, Inc.*	3,200	147,744
Gilead Sciences, Inc.*	2,900	134,328
Johnson & Johnson	4,700	247,220
Pfizer, Inc.	41,800	569,316

		1,825,028

PROFESSIONAL SERVICES – 0.4%
The Dun & Bradstreet Corp.	1,100	84,700

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Equity Residential Properties Trust	2,200	40,370
Simon Property Group, Inc.	3,378	117,014

		157,384

ROAD & RAIL – 2.3%
CSX Corp.	2,600	67,210
Norfolk Southern Corp.	8,600	290,250
Union Pacific Corp.	3,200	131,552

		489,012

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.7%
Intel Corp.	9,500	142,975

SOFTWARE – 4.0%
McAfee, Inc.*	6,000	201,000
Microsoft Corp.	16,700	306,779
Oracle Corp.*	5,200	93,964
Symantec Corp.*	16,800	250,992

		852,735

SPECIALTY RETAIL – 0.8%
Limited Brands, Inc.	10,200	88,740
The Sherwin-Williams Co.	1,600	83,152

		171,892

TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Nike, Inc., Class B	1,800	84,402

THRIFT & MORTGAGE FINANCE – 0.4%
Hudson City Bancorp, Inc.	7,900	92,351

TOBACCO – 0.7%
Philip Morris International, Inc.	4,100	145,878

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Sprint Nextel Corp.*	12,300	43,911

Total Common Stocks (Cost $23,445,934)		20,853,752

SHORT TERM INVESTMENTS – 4.1%

MUTUAL FUNDS – 4.1%
State Street Institutional Treasury Plus Money Market Fund (Cost $880,836)	880,836	880,836

TOTAL INVESTMENTS – 101.7% (Cost $24,326,770)		21,734,588
Liabilities in excess of other assets – (1.7)%		(359,339)

NET ASSETS – 100.0%		$21,375,249

*	Non-income producing security.

WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 96.8%

AEROSPACE & DEFENSE – 1.9%
General Dynamics Corp.	5,900	$245,381
Raytheon Co.	23,442	912,831

		1,158,212

BIOTECHNOLOGY – 3.1%
Amgen, Inc.*	9,512	471,034
Amylin Pharmaceuticals, Inc.*	7,386	86,786
Gilead Sciences, Inc.*	15,401	713,374
Life Technologies Corp.*	17,305	562,066

		1,833,260

CAPITAL MARKETS – 2.7%
Invesco, Ltd.	7,261	100,638
Morgan Stanley	22,265	506,974
State Street Corp.	17,718	545,360
The Goldman Sachs Group, Inc.	4,070	431,501

		1,584,473

CHEMICALS – 1.9%
FMC Corp.	8,132	350,814
Monsanto Co.	6,000	498,600
The Mosaic Co.	7,150	300,157

		1,149,571

COMMERCIAL BANKS – 0.8%
Banco Itau Holding Financeira SA ADR	16,471	179,205
Itau Unibanco Banco Multiplo SA ADR	300	3,264
Wells Fargo & Co.	19,559	278,520

		460,989

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Visa, Inc., Class A	4,000	222,400

COMMUNICATIONS EQUIPMENT – 7.6%
Cisco Systems, Inc.*	188,195	3,156,030
Emulex Corp.*	61,912	311,418
Juniper Networks, Inc.*	22,900	344,874
QUALCOMM, Inc.	17,898	696,411

		4,508,733

COMPUTERS & PERIPHERALS – 7.4%
Intel Corp.	36,500	549,325
International Business Machines Corp.	22,121	2,143,304
NetApp, Inc.*	86,733	1,287,118
Teradata Corp.*	24,788	402,061

		4,381,808

CONSTRUCTION & ENGINEERING – 1.2%
Fluor Corp.	12,599	435,296
Jacobs Engineering Group, Inc.*	6,549	253,184

		688,480

DIVERSIFIED CONSUMER SERVICES – 1.5%
Apollo Group Inc., Class A*	6,020	471,547
ITT Educational Services, Inc.*	3,468	421,084

		892,631

DIVERSIFIED FINANCIAL SERVICES – 0.0% +
Moody’s Corp.	900	20,628

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
Brasil Telecom SA ADR	13,296	220,448

ELECTRICAL EQUIPMENT – 2.2%
ABB Ltd. ADR	25,774	359,290
Emerson Electric Co.	32,628	932,508

		1,291,798

ENERGY EQUIPMENT & SERVICES – 2.8%
Baker Hughes, Inc.	16,477	470,418
Diamond Offshore Drilling, Inc.	9,475	595,599
Smith International, Inc.	29,105	625,175

		1,691,192

FOOD & STAPLES RETAILING – 2.1%
Wal-Mart Stores, Inc.	24,150	1,258,215

FOOD PRODUCTS – 1.7%
Kellogg Co.	14,625	535,714
Nestle SA ADR	13,381	448,932

		984,646

HEALTH CARE EQUIPMENT & SUPPLIES – 2.6%
Intuitive Surgical, Inc.*	2,655	253,181
Medtronic, Inc.	30,273	892,145
Varian Medical Systems, Inc.*	13,093	398,551

		1,543,877

HOUSEHOLD PRODUCTS – 0.7%
Colgate-Palmolive Co.	6,574	387,735

INSURANCE – 0.4%
The Chubb Corp.	5,114	216,424

INTERNET & CATALOG RETAIL – 0.9%
Amazon.com, Inc.*	7,240	531,706

INTERNET SOFTWARE & SERVICES – 0.4%
Sohu.com, Inc.*	6,370	263,145

IT SERVICES – 1.9%
Accenture, Ltd., Class A	22,918	630,016
The Western Union Co.	39,913	501,706

		1,131,722

LIFE SCIENCES TOOLS & SERVICES – 0.7%
PerkinElmer, Inc.	17,370	221,815
Pharmaceutical Product Development, Inc.	8,080	191,658

		413,473

MACHINERY – 5.0%
Caterpillar, Inc.	29,477	824,177
Cummins, Inc.	25,699	654,040
Dover Corp.	23,992	632,909
Illinois Tool Works, Inc.	7,300	225,205

WMC LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Joy Global, Inc.	31,245	$665,518

		3,001,849

MEDIA – 0.5%
Scripps Networks Interactive, Inc., Class A	14,269	321,195

METALS & MINING – 0.2%
Barrick Gold Corp.	3,701	119,986

MULTI-LINE RETAIL – 0.7%
Target Corp.	11,301	388,641

OIL, GAS & CONSUMABLE FUELS – 7.6%
Apache Corp.	8,132	521,180
Hess Corp.	15,375	833,325
Noble Energy, Inc.	12,989	699,847
Occidental Petroleum Corp.	34,672	1,929,497
Transocean, Ltd.*	5,832	343,155
XTO Energy, Inc.	6,100	186,782

		4,513,786

PERSONAL PRODUCTS – 0.2%
Herbalife, Ltd.	8,702	130,356

PHARMACEUTICALS – 6.8%
Abbott Laboratories	24,920	1,188,684
Astrazeneca PLC ADR	14,000	496,300
Eli Lilly & Co.	41,526	1,387,384
Johnson & Johnson	5,395	283,777
Merck & Co., Inc.	14,600	390,550
Wyeth	7,302	314,278

		4,060,973

ROAD & RAIL – 0.1%
Norfolk Southern Corp.	2,600	87,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 8.2%
Altera Corp.	99,926	1,753,701
Analog Devices, Inc.	38,027	732,780
QLogic Corp.*	71,597	796,159
Texas Instruments, Inc.	43,290	714,718
Xilinx, Inc.	45,321	868,351

		4,865,709

SOFTWARE – 13.0%
Adobe Systems, Inc.*	9,000	192,510
BMC Software, Inc.*	42,502	1,402,566
Giant Interactive Group, Inc. ADR	25,992	176,746
Microsoft Corp.	148,612	2,730,002
Oracle Corp.*	124,269	2,245,541
Shanda Interactive Entertainment, Ltd. ADR*	13,082	517,131
Symantec Corp.*	32,000	478,080

		7,742,576

SPECIALTY RETAIL – 6.3%
Abercrombie & Fitch Co., Class A	17,400	414,120
Advanced Auto Parts, Inc.	14,411	592,004
AutoZone, Inc.*	6,637	1,079,309
The Gap, Inc.	13,603	176,703
TJX Cos., Inc.	39,218	1,005,549
Urban Outfitters, Inc.*	30,170	493,883

		3,761,568

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.*	21,480	358,716

TOBACCO – 2.3%
Philip Morris International, Inc.	38,478	1,369,047

Total Common Stocks (Cost $70,845,589)		57,557,718

	Principal Amount (000)
SHORT TERM INVESTMENTS – 5.3%

REPURCHASE AGREEMENT – 5.3%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $3,080,000 FHLB, 4.375%, 9/17/10, with a value of $3,226,608, total to be received $3,163,195) (Cost $3,163,194)	$3,163	3,163,194

TOTAL INVESTMENTS – 102.1% (Cost $74,008,783)		60,720,912
Liabilities in excess of other assets – (2.1)%		(1,270,084)

NET ASSETS – 100.0%		$59,450,828

+	Amount is less than 0.05%.
*	Non-income producing security.
ADR	American Depositary Receipt

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 92.8%

AEROSPACE & DEFENSE – 0.8%
Precision Castparts Corp.	9,400	$563,060

BEVERAGES – 0.8%
Coca-Cola Enterprises, Inc.	30,500	402,295
Pepsi Bottling Group, Inc.	7,500	166,050

		568,345

BIOTECHNOLOGY – 2.7%
Amylin Pharmaceuticals, Inc.*	51,400	603,950
Myriad Group, Inc.*	9,900	450,153
OSI Pharmaceuticals, Inc.*	7,700	294,602
Regeneron Pharmaceuticals, Inc.*	20,900	289,674
Vertex Pharmaceuticals, Inc.*	12,200	350,506

		1,988,885

BUILDING PRODUCTS – 1.3%
Lennox International, Inc.	35,300	934,038

CAPITAL MARKETS – 0.8%
Blackrock, Inc.	2,800	364,112
Jefferies Group, Inc.	16,300	224,940

		589,052

CHEMICALS – 1.5%
FMC Corp.	14,100	608,274
The Mosaic Co.	11,100	465,978

		1,074,252

COMMERCIAL BANKS – 2.8%
M&T Bank Corp.	15,400	696,696
PNC Financial Services Group, Inc.	39,350	1,152,561
Suntrust Banks, Inc.	16,700	196,058

		2,045,315

COMMERCIAL SERVICES & SUPPLIES – 0.9%
Republic Services, Inc.	37,685	646,298

COMMUNICATIONS EQUIPMENT – 0.6%
Juniper Networks, Inc.*	31,100	468,366

COMPUTERS & PERIPHERALS – 4.4%
Diebold, Inc.	34,000	725,900
NCR Corp.*	64,900	515,955
NetApp, Inc.*	77,200	1,145,648
Teradata Corp.*	52,400	849,928

		3,237,431

CONTAINERS & PACKAGING – 1.5%
Ball Corp.	26,000	$1,128,400

DIVERSIFIED CONSUMER SERVICES – 3.9%
Apollo Group Inc., Class A*	3,700	289,821
Corinthian Colleges, Inc.*	25,700	499,865
DeVry, Inc.	13,600	655,248
ITT Educational Services, Inc.*	8,100	983,502
Strayer Education, Inc.	2,200	395,714

		2,824,150

ELECTRIC UTILITIES – 2.1%
DPL, Inc.	8,500	191,590
Northeast Utilities	61,700	1,332,103

		1,523,693

ELECTRICAL EQUIPMENT – 1.2%
Ametek, Inc.	27,600	863,052

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.4%
Itron, Inc.*	6,400	303,040

ENERGY EQUIPMENT & SERVICES – 1.0%
Smith International, Inc.	33,600	721,728

FOOD & STAPLES RETAILING – 2.5%
BJ’s Wholesale Club, Inc.*	4,900	156,751
Kroger Co.	37,900	804,238
SUPERVALU, Inc.	59,600	851,088

		1,812,077

GAS UTILITIES – 1.9%
UGI Corp.	59,900	1,414,239

HEALTH CARE EQUIPMENT & SUPPLIES – 4.6%
Beckman Coulter, Inc.	26,000	1,326,260
Edwards Lifesciences Corp.*	6,100	369,843
St. Jude Medical, Inc.*	34,000	1,235,220
Varian Medical Systems, Inc.*	14,500	441,380

		3,372,703

HEALTH CARE PROVIDERS & SERVICES – 3.9%
Community Health Systems, Inc.*	38,100	584,454
Humana, Inc.*	13,900	362,512
Omnicare, Inc.	16,000	391,840
Patterson Cos., Inc.*	57,200	1,078,792
Universal Health Services, Inc., Class B	11,100	425,574

		2,843,172

HEALTH CARE TECHNOLOGY – 0.6%
Cerner Corp.*	9,800	430,906

HOTELS, RESTAURANTS & LEISURE – 0.4%
Scientific Games Corp., Class A*	26,300	$318,493

HOUSEHOLD DURABLES – 0.9%
NVR, Inc.*	1,600	684,400

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
HOUSEHOLD PRODUCTS – 1.0%
Clorox Co.	13,900	715,572

INSURANCE – 7.2%
Aon Corp.	19,100	779,662
Axis Capital Holdings, Ltd.	10,200	229,908
Everest Re Group, Ltd.	13,500	955,800
Fidelity National Financial, Inc., Class A	18,600	362,886
First American Corp.	6,700	177,617
Marsh & McLennan Cos., Inc.	21,300	431,325
PartnerRe, Ltd.	2,900	180,003
Unum Group	80,520	1,006,500
W.R. Berkley Corp.	46,671	1,052,431
White Mountains Insurance Group, Ltd.	800	137,528

		5,313,660

INTERNET SOFTWARE & SERVICES – 1.0%
VeriSign, Inc.*	37,500	707,625

IT SERVICES – 3.0%
Global Payments, Inc.	20,400	681,564
The Western Union Co.	121,300	1,524,741

		2,206,305

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Mattel, Inc.	45,100	520,003

LIFE SCIENCES TOOLS & SERVICES – 2.1%
Life Technologies Corp.*	32,800	1,065,344
Pharmaceutical Product Development, Inc.	19,800	469,656

		1,535,000

MACHINERY – 2.6%
Illinois Tool Works, Inc.	11,500	354,775
Kennametal, Inc.	29,200	473,332
PACCAR, Inc.	42,800	1,102,528

		1,930,635

MEDIA – 2.3%
Dreamworks Animation Skg, Inc., Class A*	54,400	1,177,216
Scripps Networks Interactive, Inc., Class A	21,200	477,212

		1,654,428

METALS & MINING – 1.3%
Cliffs Natural Resources, Inc.	12,900	$234,264
Nucor Corp.	19,500	744,315

		978,579

MULTI-UTILITIES – 2.0%
Wisconsin Energy Corp.	18,300	753,411
Xcel Energy, Inc.	37,600	700,488

		1,453,899

OIL, GAS & CONSUMABLE FUELS – 4.7%
Denbury Resources, Inc.*	42,300	628,578
Forest Oil Corp.*	30,100	395,815
Noble Energy, Inc.	22,700	1,223,076
St. Mary Land & Exploration Co.	26,700	353,241
Ultra Petroleum Corp.*	24,600	882,894

		3,483,604

PHARMACEUTICALS – 0.4%
Perrigo Co.	11,700	290,511

PROFESSIONAL SERVICES – 1.8%
Dun & Bradstreet Corp.	8,400	646,800
Equifax, Inc.	28,900	706,605

		1,353,405

REAL ESTATE INVESTMENT TRUSTS – 0.9%
Liberty Property Trust	3,400	64,396
Regency Centers Corp.	2,200	58,454
Simon Property Group, Inc.	15,800	547,312

		670,162

ROAD & RAIL – 1.1%
JB Hunt Transport Services, Inc.	18,600	448,446
Landstar Systems, Inc.	11,700	391,599

		840,045

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.2%
Altera Corp.	32,400	568,620
Lam Research Corp.*	46,600	1,061,082

		1,629,702

SOFTWARE – 6.1%
Adobe Systems, Inc.*	18,200	389,298
BMC Software, Inc.*	17,300	570,900
Electronic Arts, Inc.*	43,400	789,446
FactSet Research Systems, Inc.	18,800	939,812
MICROS Systems, Inc.*	33,900	635,625
Red Hat, Inc.*	65,700	1,172,088

		4,497,169

SPECIALTY RETAIL – 9.5%
Advanced Auto Parts, Inc.	18,300	$751,764
AutoZone, Inc.*	5,800	943,196
Best Buy Co., Inc.	41,700	1,582,932
Dick’s Sporting Goods, Inc.*	1,600	22,832

WMC BLUE CHIP MID CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
O’Reilly Automotive, Inc.*	41,900	1,466,919
Staples, Inc.	65,400	1,184,394
The Sherwin-Williams Co.	14,000	727,580
Tiffany & Co.	15,100	325,556

		7,005,173

THRIFT & MORTGAGE FINANCE – 0.3%
People’s United Financial, Inc.	10,700	192,279

WIRELESS TELECOMMUNICATION SERVICES – 1.1%
American Tower Corp. Class A*	25,300	769,879

Total Common Stocks (Cost $81,949,244)		68,102,730

	Principal Amount (000)
SHORT TERM INVESTMENTS – 6.0%

REPURCHASE AGREEMENT – 6.0%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $4,265,000 FHLB, 4.375%, 9/17/2010, with a value of $ 4,468,014, total to be received $4,376,318) (Cost $4,376,317)	$4,376	4,376,317

TOTAL INVESTMENTS – 98.8% (Cost $86,325,561)		72,479,047
Other assets less liabilities – 1.2%		885,960

NET ASSETS – 100.0%		$73,365,007

*	Non-income producing security.

FHLB	Federal Home Loan Bank

LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 95.7%

AEROSPACE & DEFENSE – 0.3%
Rockwell Collins, Inc.	45,660	$1,490,342

AIRLINES – 2.2%
Delta Air Lines, Inc.*	1,654,660	9,315,736

AUTOMOBILES – 0.1%
Ford Motor Co.*	116,550	306,527

BEVERAGES – 3.1%
Coca-Cola Enterprises, Inc.	1,010,300	13,325,857

BIOTECHNOLOGY – 2.3%
Amgen, Inc.*	165,050	8,173,276
Genzyme Corp.*	31,030	1,842,872

		10,016,148

BUILDING PRODUCTS – 0.3%
Masco Corp.	170,180	1,187,856

CAPITAL MARKETS – 13.3%
Bank of New York Mellon Corp.	772,650	21,827,362
Franklin Resources, Inc.	169,140	9,111,572
Legg Mason, Inc.	89,380	1,421,142
Morgan Stanley	121,100	2,757,447
Northern Trust Corp.	21,780	1,302,879
State Street Corp.	19,260	592,823
T Rowe Price Group, Inc.	273,470	7,892,344
TD Ameritrade Holding Corp.*	71,060	981,339
The Goldman Sachs Group, Inc.	107,500	11,397,150

		57,284,058

COMMERCIAL BANKS – 5.9%
BB&T Corp.	154,350	2,611,602
M&T Bank Corp.	109,910	4,972,328
PNC Financial Services Group, Inc.	148,550	4,351,030
Wells Fargo & Co.	949,150	13,515,896

		25,450,856

COMMERCIAL SERVICES & SUPPLIES – 0.9%
Waste Management, Inc.	147,050	3,764,480

COMMUNICATIONS EQUIPMENT – 0.3%
Cisco Systems, Inc.*	51,960	871,369
Corning, Inc.	40,660	539,558

		1,410,927

COMPUTERS & PERIPHERALS – 0.9%
Hewlett-Packard Co.	114,530	3,671,832

DIVERSIFIED FINANCIAL SERVICES – 6.3%
Bank of America Corp.	428,704	2,923,761
JPMorgan Chase & Co.	812,037	21,583,944
Moody’s Corp.	112,610	2,581,021

		27,088,726

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
AT&T, Inc.	352,060	8,871,912

ENERGY EQUIPMENT & SERVICES – 2.6%
Cameron International Corp.*	7,080	155,264
Halliburton Co.	126,470	1,956,491
Schlumberger, Ltd.	226,590	9,204,086

		11,315,841

FOOD & STAPLES RETAILING – 3.7%
CVS Caremark Corp.	63,350	1,741,492
Kroger Co.	345,310	7,327,478
Wal-Mart Stores, Inc.	134,790	7,022,559

		16,091,529

FOOD PRODUCTS – 1.9%
Kraft Foods, Inc., Class A	356,630	7,949,283
The J. M. Smucker Co.	12,590	469,229

		8,418,512

HEALTH CARE EQUIPMENT & SUPPLIES – 3.7%
Boston Scientific Corp.*	1,408,580	11,198,211
Covidien, Ltd.	147,130	4,890,601

		16,088,812

HEALTH CARE PROVIDERS & SERVICES – 1.4%
Humana, Inc.*	29,210	761,797
UnitedHealth Group, Inc.	187,260	3,919,352
WellPoint, Inc.*	31,600	1,199,852

		5,881,001

HOTELS, RESTAURANTS & LEISURE – 1.8%
Carnival Corp.	211,570	4,569,912
Marriott International, Inc., Class A	179,440	2,935,638
Starbucks Corp.*	25,560	283,972

		7,789,522

HOUSEHOLD DURABLES – 0.3%
Pulte Homes, Inc.	131,740	1,439,918

HOUSEHOLD PRODUCTS – 0.3%
Colgate-Palmolive Co.	18,250	1,076,385

INSURANCE – 2.5%
ACE, Ltd.	40,610	1,640,644
Aon Corp.	185,520	7,572,927
MetLife, Inc.	78,120	1,778,792

		10,992,363

INTERNET & CATALOG RETAIL – 2.0%
HSN, Inc.*	237,514	1,220,822
IAC/InterActiveCorp.*	498,720	7,595,506

		8,816,328

IT SERVICES – 0.3%
The Western Union Co.	109,360	1,374,655

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Thermo Electron Corp.*	11,250	401,287

MACHINERY – 3.0%
Danaher Corp.	8,280	448,942
Eaton Corp.	204,200	7,526,812
Parker Hannifin Corp.	52,430	1,781,571
Praxair, Inc.	46,750	3,145,807

		12,903,132

LORD ABBETT GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

MEDIA – 1.8%
Comcast Corp., Class A	322,120	$4,393,717
Time Warner Cable, Inc.	20,346	504,581
Time Warner, Inc.	81,060	1,564,458
Viacom, Inc.*	63,720	1,107,453

		7,570,209

MULTI-LINE RETAIL – 8.5%
Archer-Daniels-Midland Co.	317,040	8,807,371
JC Penney Co., Inc.	130,300	2,615,121
Kohl’s Corp.*	288,270	12,199,587
Target Corp.	384,480	13,222,267

		36,844,346

OIL, GAS & CONSUMABLE FUELS – 7.3%
Apache Corp.	12,760	817,789
Chevron Corp.	77,250	5,194,290
El Paso Corp.	244,340	1,527,125
Exxon Mobil Corp.	150,580	10,254,498
Hess Corp.	92,260	5,000,492
Occidental Petroleum Corp.	80,180	4,462,017
Valero Energy Corp.	31,800	569,220
XTO Energy, Inc.	127,860	3,915,073

		31,740,504

PHARMACEUTICALS – 5.2%
Abbott Laboratories	153,000	7,298,100
Pfizer, Inc.	200,590	2,732,036
Schering-Plough Corp.	111,720	2,631,006
Teva Pharmaceutical Industries, Ltd. ADR	213,750	9,629,437

		22,290,579

ROAD & RAIL – 1.1%
Hertz Global Holdings, Inc.*	1,213,190	4,767,837

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Intel Corp.	258,140	3,885,007

SOFTWARE – 2.5%
Adobe Systems, Inc.*	96,450	2,063,066
Microsoft Corp.	1,330	24,432
Oracle Corp.*	481,130	8,694,019

		10,781,517

SPECIALTY RETAIL – 6.2%
Best Buy Co., Inc.	272,620	10,348,655
J. Crew Group, Inc.*	244,000	3,215,920
Lowe’s Cos., Inc.	22,670	413,728
The Home Depot, Inc.	550,950	12,980,382

		26,958,685

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
VF Corp.	14,340	818,957

TOBACCO – 0.2%
Altria Group, Inc.	66,560	1,066,291

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Sprint Nextel Corp.*	268,430	958,295

Total Common Stocks (Cost $379,297,329)		413,456,769

SHORT TERM INVESTMENTS – 4.6%

MUTUAL FUNDS – 4.6%
State Street Institutional Liquid Reserves Fund (Cost $20,054,550)	20,054,550	$20,054,550

TOTAL INVESTMENTS – 100.3% (Cost $399,351,879)		433,511,319
Liabilities in excess of other assets – (0.3)%		(1,332,706)

NET ASSETS – 100.0%		$432,178,613

*	Non-income producing security.

ADR	American Depositary Receipt

GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 96.4%

AIR FREIGHT & LOGISTICS – 1.2%
C.H. Robinson Worldwide, Inc.	2,349	$107,138
Expeditors International of Washington, Inc.	16,084	455,017
UTI Worldwide, Inc.	69,175	826,641

		1,388,796

AUTO COMPONENTS – 1.1%
Autoliv, Inc.	37,569	697,656
BorgWarner, Inc.	15,649	317,675
Federal Mogul Corp*	10,946	73,119
Johnson Controls, Inc.	11,302	135,624

		1,224,074

BEVERAGES – 1.4%
Coca-Cola Enterprises, Inc.	41,178	543,138
Dr Pepper Snapple Group, Inc.*	13,530	228,792
Hansen Natural Corp.*	21,443	771,948
PepsiAmericas, Inc.	2,467	42,556

		1,586,434

BIOTECHNOLOGY – 0.1%
Biogen Idec, Inc.*	2,056	107,776

BUILDING PRODUCTS – 0.1%
Armstrong World Industries, Inc.*	5,438	59,872

CAPITAL MARKETS – 1.5%
Eaton Vance Corp.	8,662	197,927
Federated Investors, Inc., Class B	6,475	144,134
Invesco, Ltd.	1,815	25,156
Investment Technology Group, Inc.*	8,331	212,607
MF Global, Ltd.*	20,548	86,918
Northern Trust Corp.	2,515	150,447
Raymond James Financial, Inc.	40,477	797,397
SEI Investments Co.	2,949	36,007
T Rowe Price Group, Inc.	2,029	58,557

		1,709,150

CHEMICALS – 1.9%
Cytec Industries, Inc.	29,841	448,212
FMC Corp.	9,019	389,080
Huntsman Corp.	31,432	98,382
Nalco Holding Co.	6,456	84,380
Scotts Miracle-Gro Co., Class A	8,925	309,697
Sigma-Aldrich Corp.	18,099	683,961
Valspar Corp.	3,668	73,250

		2,086,962

COMMERCIAL BANKS – 3.7%
BancorpSouth, Inc.	19,130	398,669
Comerica, Inc.	62,462	1,143,679
Commerce Bancshares, Inc.	5,361	194,605
Cullen/Frost Bankers, Inc.	21,554	1,011,745
M&T Bank Corp.	19,546	884,261
TCF Financial Corp.	15,620	183,691
Whitney Holding Corp.	30,436	348,492

		4,165,142

COMMERCIAL SERVICES & SUPPLIES – 1.2%
Manpower, Inc.	41,846	1,319,404

COMMUNICATIONS EQUIPMENT – 1.0%
Tellabs, Inc.*	247,844	1,135,126

COMPUTERS & PERIPHERALS – 1.3%
Lexmark International, Inc., Class A*	25,166	424,551
NetApp, Inc.*	31,026	460,426
Sun Microsystems, Inc.*	63,253	463,012
Teradata Corp.*	8,906	144,455

		1,492,444

CONSTRUCTION & ENGINEERING – 0.9%
KBR, Inc.	6,300	87,003
URS Corp.*	22,001	889,060

		976,063

CONSTRUCTION MATERIALS – 0.2%
Vulcan Materials Co.	3,841	170,118

CONTAINERS & PACKAGING – 2.7%
AptarGroup, Inc.	1,150	35,811
Ball Corp.(1)	50,055	2,172,387
Sealed Air Corp.	28,442	392,499
Sonoco Products Co.	21,059	441,818

		3,042,515

DISTRIBUTORS – 0.1%
Genuine Parts Co.	3,772	112,632

DIVERSIFIED CONSUMER SERVICES – 1.8%
Apollo Group Inc., Class A*	15,679	1,228,136
Career Education Corp.*	22,512	539,388
ITT Educational Services, Inc.*	1,998	242,597

		2,010,121

DIVERSIFIED FINANCIAL SERVICES – 2.2%
CME Group, Inc.	1,675	412,703
Lender Processing Services, Inc.	11,193	342,618
Moody’s Corp.	63,618	1,458,125
Nasdaq Stock Market, Inc.*	10,830	212,051

		2,425,497

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.8%
Embarq Corp.	81,162	3,071,982
Qwest Communications International, Inc.	8,639	29,545

		3,101,527

ELECTRIC UTILITIES – 3.5%
Edison International(1)	32,383	932,954
Northeast Utilities	31,423	678,423
NV Energy, Inc.	26,972	253,267
Pepco Holdings, Inc.	55,854	697,058
Pinnacle West Capital Corp.	49,376	1,311,426

		3,873,128

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
ELECTRICAL EQUIPMENT – 1.3%
Cooper Industries, Ltd., Class A	29,569	$764,655
LSI Corp.*	104,846	318,732
Thomas & Betts Corp.*	13,116	328,162

		1,411,549

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.5%
Arrow Electronics, Inc.*	9,653	183,986
Avnet, Inc.*	27,629	483,784
Ingram Micro, Inc., Class A*	77,755	982,823
Tech Data Corp.*	2,634	57,369

		1,707,962

ENERGY EQUIPMENT & SERVICES – 0.9%
Exterran Holdings, Inc.*	9,837	157,589
Nabors Industries, Ltd.*	9,988	99,780
Pride International, Inc.*	27,200	489,056
SEACOR Holdings, Inc.*(1)	414	24,140
Tidewater, Inc.	7,213	267,819

		1,038,384

EXCHANGE TRADED FUNDS – 0.0%+
Ishares Russell 2000 Index Fund	565	23,696
S&P 500 SPDR Trust Series 1	118	9,374

		33,070

FOOD & STAPLES RETAILING – 0.9%
BJ’s Wholesale Club, Inc.*	1,107	35,413
Safeway, Inc.(1)	4,276	86,332
SUPERVALU, Inc.	62,736	895,870

		1,017,615

FOOD PRODUCTS – 4.9%
Bunge, Ltd.	23,830	1,349,970
Campbell Soup Co.	8,331	227,936
ConAgra Foods, Inc.	10,522	177,506
Corn Products International, Inc.	7,050	149,460
Dean Foods Co.*	21,909	396,115
Del Monte Foods Co.	56,089	408,889
Hormel Foods Corp.	31,429	996,614
Smithfield Foods, Inc.*	34,181	323,352
The Hershey Co.	23,864	829,274
Tyson Foods, Inc., Class A	60,591	568,949

		5,428,065

GAS UTILITIES – 0.9%
Atmos Energy Corp.	39,166	905,518
Energen Corp.	3,480	101,372
UGI Corp.	1,000	23,610

		1,030,500

HEALTH CARE EQUIPMENT & SUPPLIES – 1.1%
Beckman Coulter, Inc.	2,882	147,011
Hologic, Inc.*	80,596	1,055,001

		1,202,012

HEALTH CARE PROVIDERS & SERVICES – 1.3%
AmerisourceBergen Corp.	8,306	271,274
Coventry Health Care, Inc.*	15,908	205,850
Humana, Inc.*	36,067	940,627
Lincare Holdings, Inc.*	4,300	93,740

		1,511,491

HEALTH CARE TECHNOLOGY – 0.4%
Hlth Corp.*	44,664	462,272

HOTELS, RESTAURANTS & LEISURE – 0.9%
Panera Bread Co., Class A*	14,279	798,196
Yum! Brands, Inc.	8,960	246,221

		1,044,417

HOUSEHOLD DURABLES – 3.0%
D.R.Horton, Inc.	29,791	288,973
Fortune Brands, Inc.	30,248	742,588
Harman International Industries, Inc.	32,738	442,945
Jarden Corp.*	4,513	57,180
Leggett & Platt, Inc.	2,278	29,591
M.D.C. Holdings, Inc.	2,180	67,885
Pulte Homes, Inc.	74,705	816,526
Toll Brothers, Inc.*	41,138	747,066
Whirlpool Corp.(1)	7,129	210,947

		3,403,701

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.5%
Dynegy, Inc., Class A*	382,342	539,102
Mirant Corp.*	59,278	675,769
NRG Energy, Inc.*	26,659	469,199

		1,684,070

INSURANCE – 10.6%
Alleghany Corp.*	1,809	490,061
American Financial Group, Inc.	20,527	329,458
Arch Capital Group, Ltd.*(1)	968	52,137
Axis Capital Holdings, Ltd.	22,492	506,970
Brown & Brown, Inc.	52,868	999,734
Cincinnati Financial Corp.	1,613	36,889
CNA Financial Corp.	45,462	416,432
Endurance Specialty Holdings, Ltd.	48,972	1,221,362
Everest Re Group, Ltd.	360	25,488
Fidelity National Financial, Inc., Class A	53,735	1,048,370
First American Corp.	26,089	691,619
HCC Insurance Holdings, Inc.	71,568	1,802,798
Mercury General Corp.	813	24,146
Old Republic International Corp.	77,201	835,315
PartnerRe, Ltd.	10,324	640,811
The Hanover Insurance Group, Inc.	18,208	524,755
The Progressive Corp.*(1)	70,602	948,891
The Travelers Cos., Inc.	841	34,178
Unitrin, Inc.	11,578	161,860
Unum Group(1)	81,194	1,014,925

		11,806,199

INTERNET & CATALOG RETAIL – 0.3%
HSN, Inc.*	24,388	125,354
Liberty Media Corp. - Interactive Series A*	75,805	219,835

		345,189

INTERNET SOFTWARE & SERVICES – 0.2%
Sohu.com, Inc.*	1,568	64,774

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
VeriSign, Inc.*	8,025	$151,432

		216,206

IT SERVICES – 1.5%
Accenture, Ltd., Class A	18,020	495,370
Computer Sciences Corp.*	17,122	630,774
Fidelity National Information Services, Inc.	13,493	245,573
Genpact, Ltd.*	15,311	135,655
NeuStar, Inc., Class A*	13,400	224,450

		1,731,822

LIFE SCIENCES TOOLS & SERVICES – 0.1%
PerkinElmer, Inc.	4,500	57,465

MACHINERY – 1.2%
AGCO Corp.*	30,028	588,549
Flowserve Corp.	5,064	284,192
Kennametal, Inc.	4,912	79,623
Pentair, Inc.	6,204	134,441
The Timken Co.	13,095	182,806
Toro Co.	1,669	40,356

		1,309,967

MEDIA – 2.2%
Ascent Media Corp., Class A*	2,368	59,200
Cablevision Systems Corp., Class A	22,667	293,311
CBS Corp., Class B(1)	104,717	402,113
Discovery Communications, Inc., Class C*	18,160	266,044
Hearst-Argyle Television, Inc.	19,565	81,390
Liberty Media Corp. - Capital, Series A*	12,806	89,386
The McGraw-Hill Cos., Inc.	15,516	354,851
Time Warner Cable, Inc.	23,962	594,258
Time Warner, Inc.	12,899	248,951
Virgin Media, Inc.	7,788	37,382

		2,426,886

METALS & MINING – 1.0%
Commercial Metals Co.	20,690	238,970
Reliance Steel & Aluminum Co.	19,160	504,483
Schnitzer Steel Industries, Inc., Class A	10,734	336,940

		1,080,393

MULTI-LINE RETAIL – 2.1%
Family Dollar Stores, Inc., Class A	46,162	1,540,426
Macy’s, Inc.	73,858	657,336
Sears Holdings Corp.*	3,432	156,877

		2,354,639

MULTI-UTILITIES – 5.5%
Consolidated Edison, Inc.	710	28,123
Integrys Energy Group, Inc.	35,217	917,051
MDU Resources Group, Inc.	12,745	205,704
NiSource, Inc.	148,476	1,455,065
Nstar	10,704	341,244
OGE Energy Corp.	43,018	1,024,689
PG&E Corp.	4,229	161,632
SCANA Corp.	1,297	40,064
Sempra Energy	9,679	447,557
Vectren Corp.	74,788	1,577,279

		6,198,408

OIL, GAS & CONSUMABLE FUELS – 5.2%
Cimarex Energy Co.	25,171	462,643
Encore Aquisition Co.*	5,173	120,376
Frontier Oil Corp.	26,381	337,413
Holly Corp.	1,743	36,952
Noble Energy, Inc.	4,877	262,773
Pioneer Natural Resources Co.	10,042	165,392
St. Mary Land & Exploration Co.	62,215	823,104
Sunoco, Inc.	46,158	1,222,264
Teekay Shipping Corp.	3,228	45,934
Tesoro Corp.	74,380	1,001,899
Valero Energy Corp.	74,975	1,342,052

		5,820,802

PAPER & FOREST PRODUCTS – 1.5%
Plum Creek Timber Co., Inc.	35,908	1,043,846
Rayonier, Inc.	22,555	681,612

		1,725,458

PHARMACEUTICALS – 1.7%
Forest Laboratories, Inc.*	63,087	1,385,390
Gilead Sciences, Inc.*	2,446	113,299
King Pharmaceuticals, Inc.*	59,913	423,585
Mylan Labs, Inc.*	2,207	29,596

		1,951,870

REAL ESTATE INVESTMENT TRUSTS – 6.9%
Annaly Capital Management, Inc.	88,874	1,232,683
Boston Properties, Inc.	6,037	211,476
BRE Properties, Inc.	14,967	293,802
Digital Realty Trust, Inc.	22,648	751,461
Equity Residential Properties Trust	39,358	722,219
Federal Realty Investment Trust	15,888	730,848
HCP, Inc.	15,032	268,321
Liberty Property Trust	43,961	832,622
Nationwide Health Properties, Inc.	11,632	258,114
Public Storage	3,513	194,093
Regency Centers Corp.	48,037	1,276,343
Ventas, Inc.	40,033	905,146

		7,677,128

ROAD & RAIL – 0.2%
JB Hunt Transport Services, Inc.	1,344	32,404
Ryder System, Inc.	5,004	141,663

		174,067

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
Atmel Corp.*	92,132	334,439
Cypress Semiconductor Corp*	41,108	278,301
Integrated Device Technology, Inc.*	115,159	523,974

		1,136,714

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
SOFTWARE – 0.3%
Amdocs, Ltd.*	1,779	$32,947
Cadence Design Systems, Inc.*	81,567	342,581

		375,528

SPECIALTY RETAIL – 1.9%
Advanced Auto Parts, Inc.	3,300	135,564
Barnes & Noble, Inc.	18,682	399,421
Foot Locker, Inc.	20,461	214,431
O’Reilly Automotive, Inc.*	4,869	170,464
PetSmart, Inc.	49,462	1,036,723
Ross Stores, Inc.	5,235	187,832

		2,144,435

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
Jones Apparel Group, Inc.	56,669	239,143

THRIFT & MORTGAGE FINANCE – 1.7%
Hudson City Bancorp, Inc.	87,313	1,020,689
TFS Financial Corp.	37,458	454,366
Washington Federal, Inc.	30,225	401,690

		1,876,745

TOBACCO – 1.9%
Lorillard, Inc.	33,808	2,087,306

WATER UTILITIES – 1.2%
American Water Works Co., Inc.	19,464	374,487
Aqua America, Inc.	47,401	948,020

		1,322,507

WIRELESS TELECOMMUNICATION SERVICES – 0.7%
Clearwire Corp., Class A*	7,082	36,472
Leap Wireless International, Inc.*	6,080	212,010
Sprint Nextel Corp.*	28,021	100,035
Telephone & Data Systems, Inc.	12,965	343,702
US Cellular Corp.*	2,054	68,480

		760,699

Total Common Stocks (Cost $104,446,636)		107,781,465

SHORT TERM INVESTMENTS – 6.0%

MUTUAL FUNDS – 6.0%
State Street Institutional Liquid Reserves Fund (Cost $6,720,773)	6,720,773	6,720,773

TOTAL INVESTMENTS – 102.4% (Cost $111,167,409)		114,502,238
Liabilities in excess of other assets – (2.4)%		(2,655,070)

NET ASSETS – 100.0%		$111,847,168

*	Non-income producing security.
(1)	Security or a portion of the security has been designated as collateral for futures contracts.
+	Amount is less than 0.05%.

GOLDMAN SACHS MID CAP VALUE FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 Mini Index Futures	6/19/09	64	2,576,128	2,543,360	(32,768)

Net unrealized depreciation					(32,768)

GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value
CORPORATE DEBT OBLIGATIONS – 4.1%

BANKS – 0.4%
HSBC USA, Inc.
3.13%, 12/16/11		$1,900	$1,963,494
Wells Fargo & Co.
4.38%, 1/31/13		1,000	932,051

			2,895,545

BROKERAGE – 0.3%
General Electric Capital Corp.
6.00%, 6/15/12		1,000	985,926
John Deere Capital Corp.(1)
1.75%, 8/19/10		1,000	975,020

			1,960,946

FOOD, BEVERAGES & RESTAURANTS – 0.2%
Pepsico, Inc.
4.65%, 2/15/13		1,000	1,061,574

INSURANCE – 0.3%
Metropolitan Life Global Funding I(2)
5.13%, 4/10/13		1,000	913,291
New York Life Global Funding(2)
4.65%, 5/9/13		1,000	973,781

			1,887,072

PHARMACEUTICALS – 0.5%
Pfizer, Inc.
4.45%, 3/15/12		3,325	3,415,284

SPECIAL PURPOSE BANK – 2.4%
Kreditanstalt Fur Wiederaufbau
3.75%, 6/27/11	DE	900	939,077
4.75%, 5/15/12	DE	14,000	14,978,474

			15,917,551

Total Corporate Debt Obligations (Cost $26,954,605)			27,137,972

COLLATERALIZED MORTGAGE OBLIGATION – 0.2%
Federal National Mortgage Association, Series 2005-91, Class FJ(1)(3)
1.02%, 10/25/35 (Cost $1,074,661)		1,131	1,105,659

U.S. GOVERNMENT GUARANTEED NOTES – 14.1%
TLGP American Express Bank
3.15%, 12/9/11		1,900	1,963,236
TLGP BancWest Corp.
2.15%, 3/27/12		10,100	10,118,857
TLGP Bank of America NA(1)
1.23%, 7/29/10		1,500	1,499,660
TLGP Bank of America Corp.
2.10%, 4/30/12		24,800	24,850,393
TLGP Citigroup, Inc.
2.13%, 4/30/12		2,400	2,408,083
TLGP General Electric Capital Corp.
2.20%, 6/8/12		15,000	15,096,855
3.00%, 12/9/11		1,800	1,853,352
TLGP John Deere Capital Corp.
2.88%, 6/19/12		1,350	1,384,540
TLGP JPMorgan Chase & Co.
1.65%, 2/23/11		33,900	34,042,109
TLGP PNC Funding Corp.
1.88%, 6/22/11		1,200	1,206,355

Total U.S. Government Guaranteed Notes (Cost $93,945,419)			94,423,440

U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS – 55.4%
Federal Farm Credit Bank(3)
3.90%, 6/20/11		1,500	1,575,234
Federal Home Loan Bank(3)
3.00%, 12/10/10		1,900	1,953,612
3.13%, 6/10/11		1,155	1,186,864
3.25%, 3/11/11		1,000	1,034,735
3.75%, 1/8/10		1,600	1,634,334
3.88%, 12/10/10		3,500	3,646,821
4.25%, 6/10/11		1,500	1,586,437
4.50%, 10/9/09		4,000	4,074,504
Federal Home Loan Mortgage Corp.(3)
0.81%, 5/15/37(1)		3,475	3,372,604
0.90%, 5/15/37(1)		3,593	3,505,607
0.90%, 5/15/37(1)		3,145	3,070,179
2.00%, 2/25/11		50,400	50,529,377
2.00%, 3/16/11		34,400	34,425,456
2.05%, 3/9/11		22,500	22,582,575
2.13%, 3/23/12		31,000	31,234,918
2.88%, 6/28/10		5,100	5,212,756
4.50%, 12/1/18		1,334	1,382,347
4.50%, 5/1/23		23	23,601
5.00%, 5/1/35		990	1,023,769
5.50%, 9/25/13		5,000	5,102,695
6.50%, 10/1/37		786	838,681
6.50%, 12/1/38		398	420,503
Federal National Mortgage Association
1.08%, 9/25/37(1)(3)		3,215	3,134,231
1.75%, 3/23/11(3)		46,800	47,101,158
2.00%, 3/2/11(3)		22,000	22,059,950
3.38%, 5/19/11(3)		1,500	1,561,888
4.50%, 10/1/18(3)		217	224,935
4.50%, 11/1/18(3)		48	50,168
4.50%, 12/1/18(3)		81	84,284
4.50%, 5/1/19(3)		315	325,504
4.50%, 6/1/19(3)		155	160,635
4.50%, 8/1/19(3)		109	113,034
4.50%, 4/1/23(3)		757	780,447
4.68%, 6/15/11(3)		1,900	2,027,830
4.69%, 4/1/37(1)(3)		2,985	3,011,957

GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value
5.00%, 8/1/20(3)		$881		$918,215
5.00%, 7/1/34(3)		1,956		2,022,654
5.00%, 9/1/38(3)		961		992,999
5.50%, 7/1/37(3)		526		546,809
5.50%, 2/1/38(3)		391		406,408
5.50%, 6/1/38(3)		950		987,441
6.00%, 3/1/32(3)		0	*	84
6.00%, 5/1/33(3)		10		10,620
6.00%, 12/1/33(3)		4		3,859
6.00%, 2/1/35(3)		16		16,486
6.00%, 4/1/35(3)		6		6,193
6.00%, 7/1/35(3)		34		35,203
6.00%, 11/1/35(3)		91		94,710
6.00%, 1/1/36(3)		98		102,947
6.00%, 2/1/36(3)		9		9,432
6.00%, 3/1/36(3)		8		7,926
6.00%, 5/1/36(3)		3		2,996
6.00%, 6/1/36(3)		6		6,398
6.00%, 9/1/36(3)		39		40,784
6.00%, 10/1/36(3)		40		41,760
6.00%, 11/1/36(3)		15		16,055
6.00%, 12/1/36(3)		55		57,854
6.00%, 1/1/37(3)		18		19,047
6.00%, 4/1/37(3)		58		60,578
6.00%, 5/1/37(3)		24		25,688
6.00%, 6/1/37(3)		642		671,325
6.00%, 7/1/37(3)		69		73,031
6.00%, 11/1/37(3)		302		314,987
6.00%, 12/1/37(3)		7		7,563
6.00%, 1/1/38(3)		379		395,908
6.00%, 2/1/38(3)		112		116,807
6.00%, 3/1/38(3)		333		348,552
6.00%, 4/1/38(3)		12		11,208
6.00%, 5/1/38(3)		123		128,615
6.00%, 6/1/38(3)		30		30,968
6.00%, 7/1/38(3)		126		131,734
6.00%, 8/1/38(3)		568		594,336
6.00%, 9/1/38(3)		8		8,140
6.00%, 10/1/38(3)		40		41,939
6.00%, 11/1/38(3)		350		367,269
6.00%, 12/1/38(3)		49		51,092
6.00%, 1/1/39(3)		21		22,300
6.00%, TBA		1,000		1,044,375
6.50%, 9/1/33(3)		114		121,542
6.50%, 8/1/38(3)		77		81,584
6.50%, 1/1/39(3)		794		837,384
United States Treasury Inflation Indexed Bond(3)
0.88%, 4/15/10		34,992		34,816,574
United States Treasury Notes(3)
0.88%, 1/31/11		30,500		30,566,795
0.88%, 3/31/11		15,400		15,420,451
1.38%, 2/15/12		11,800		11,895,875
1.38%, 3/15/12		6,900		6,947,976

Total U.S. Treasury & U.S. Government Agency Obligations (Cost $368,747,219)				371,535,106

SHORT TERM INVESTMENTS – 26.3%

U.S. TREASURY OBLIGATIONS – 23.0%
United States Treasury Bills(3)(4)
0.63%, 12/17/09		91,200		90,857,088
0.63%, 2/11/10		63,800		63,493,760

Total U.S. Treasury Obligations (Cost $154,235,939)				154,350,848

		Shares
MUTUAL FUNDS – 3.3%
State Street Institutional Liquid Reserves Fund (Cost $22,050,889)		22,050,889		22,050,889

Total Short Term Investments (Cost $176,286,828)				176,401,737

TOTAL INVESTMENTS – 100.1% (Cost $667,008,732)				670,603,914
Liabilities in excess of other assets – (0.1)%				(355,854)

NET ASSETS – 100.0%				$670,248,060

*	Amount is less than $500.
**	Unless otherwise noted the country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $1,887,072, representing 0.28% of net assets.
(3)	Security or a portion of the security has been designated as collateral for futures and TBA securities.
(4)	Zero-coupon bond. Rate represents yield at March 31, 2009.
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $1,044,375 which represents approximately 0.16% of net assets as of March 31, 2009.
TLGP	Temporary Liquidity Guarantee Program.
DE	Germany

GOLDMAN SACHS SHORT DURATION FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
90 Day Eurodollar Futures	12/14/09	69	16,988,835	17,035,238	46,403
90 Day Eurodollar Futures	9/14/09	117	28,843,968	28,929,713	85,745
90 Day Eurodollar Futures	6/15/09	106	26,151,165	26,208,500	57,335
2 Year U.S. Treasury Notes Futures	6/30/09	534	115,840,805	116,353,594	512,789
10 Year U.S. Treasury Notes Futures	6/19/09	61	7,556,857	7,568,766	11,909

Net unrealized appreciation					714,181

At March 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Notes Futures	6/30/09	6	698,634	712,594	(13,960)
30 Year U.S. Treasury Bond Futures	6/19/09	40	5,170,545	5,188,125	(17,580)

Net unrealized depreciation					(31,540)

At March 31, 2009, the Fund had the following open forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount ($)	Value ($)
Federal National Mortgage Association	5.50%	TBA-30 Yr	4/13/09	1,000,000	1,037,812
Federal National Mortgage Association	6.00%	TBA-30 Yr	4/13/09	3,000,000	3,133,125

(Proceeds receivable $4,120,156)					4,170,937

DREMAN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 93.7%

AEROSPACE & DEFENSE – 1.8%
Curtiss-Wright Corp.	4,500	$126,225
Esterline Technologies Corp.*	4,300	86,817

		213,042

CAPITAL MARKETS – 3.1%
Legg Mason, Inc.	7,700	122,430
Raymond James Financial, Inc.	5,700	112,290
Waddell & Reed Financial, Inc., Class A	7,000	126,490

		361,210

CHEMICALS – 1.0%
RPM International, Inc.	9,500	120,935

COMMERCIAL BANKS – 5.2%
Associated Banc-Corp.	7,400	114,256
FirstMerit Corp.	6,500	118,300
MB Financial, Inc.	5,300	72,080
Prosperity Bancshares, Inc.	3,900	106,665
TCF Financial Corp.	9,400	110,544
Zions Bancorporation	7,700	75,691

		597,536

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Kelly Services, Inc., Class A	7,400	59,570
The Brink’s Co.	4,100	108,486

		168,056

COMMUNICATIONS EQUIPMENT – 1.7%
CommScope, Inc.*	7,100	80,656
Plantronics, Inc.	9,700	117,079

		197,735

CONSTRUCTION & ENGINEERING – 2.5%
EMCOR Group, Inc.*	8,800	151,096
URS Corp.*	3,400	137,394

		288,490

DIVERSIFIED CONSUMER SERVICES – 0.9%
Regis Corp.	7,400	106,930

DIVERSIFIED FINANCIAL SERVICES – 1.4%
Financial Federal Corp.	7,500	158,850

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
Alaska Communications Systems, Inc.	13,900	93,130
Iowa Telecommunication Services, Inc.	8,800	100,848

		193,978

ELECTRIC UTILITIES – 2.8%
ALLETE, Inc.	3,800	101,422
IDACORP, Inc.	4,500	105,120
NV Energy, Inc.	12,200	114,558

		321,100

ELECTRICAL EQUIPMENT – 3.2%
Baldor Electric Co.	7,100	102,879
General Cable Corp.*	6,100	120,902
Regal-Beloit Corp.	4,700	144,008

		367,789

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.3%
Anixter International, Inc.*	3,600	114,048
Mettler-Toledo International, Inc.*	1,800	92,394
Park Electrochemical Corp.	3,409	58,908

		265,350

ENERGY EQUIPMENT & SERVICES – 1.8%
Bristow Group, Inc.*	5,000	107,150
Oil States International, Inc.*	7,400	99,308

		206,458

FOOD & STAPLES RETAILING – 2.6%
Central European Distribution Corp.*	9,700	104,372
Nash Finch Co.	3,300	92,697
Ruddick Corp.	4,400	98,780

		295,849

FOOD PRODUCTS – 3.2%
Corn Products International, Inc.	4,800	101,760
Del Monte Foods Co.	11,800	86,022
Ralcorp Holdings, Inc.*	1,500	80,820
The J. M. Smucker Co.	2,600	96,902

		365,504

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Inverness Medical Innovations, Inc.*	4,000	106,520

HEALTH CARE PROVIDERS & SERVICES – 5.0%
Amedisys, Inc.*	2,700	74,223
AmSurg Corp.*	5,452	86,414
Healthspring, Inc.*	11,600	97,092
LifePoint Hospitals, Inc.*	8,100	168,966
MEDNAX, Inc.*	5,000	147,350

		574,045

HOTELS, RESTAURANTS & LEISURE – 2.2%
Brinker International, Inc.	7,300	110,230
International Speedway Corp., Class A	6,400	141,184

		251,414

HOUSEHOLD DURABLES – 1.1%
Helen of Troy, Ltd.*	9,100	125,125

INSURANCE – 10.6%
Allied World Assurance Holdings, Ltd.	2,600	98,878
Argo Group International Holdings, Inc.*	4,300	129,559
Aspen Insurance Holdings, Ltd.	6,800	152,728
Endurance Specialty Holdings, Ltd.	4,300	107,242
IPC Holdings, Ltd.	5,000	135,200
Platinum Underwriters Holdings, Ltd.	3,100	87,916

DREMAN SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
Safety Insurance Group, Inc.	3,600	$111,888
Selective Insurance Group, Inc.	6,200	75,392
StanCorp Financial Group, Inc.	4,400	100,232
The Hanover Insurance Group, Inc.	3,500	100,870
United Fire & Casualty Co.	5,700	125,172

		1,225,077

IT SERVICES – 2.1%
CACI International, Inc., Class A*	3,100	113,119
DST Systems, Inc.*	3,900	135,018

		248,137

LIFE SCIENCES TOOLS & SERVICES – 0.9%
PerkinElmer, Inc.	8,100	103,437

MACHINERY – 4.4%
Barnes Group, Inc.	10,900	116,521
Gardner Denver, Inc.*	6,200	134,788
Joy Global, Inc.	5,900	125,670
Kennametal, Inc.	7,900	128,059
Mueller Water Products, Inc., Class A	200	660

		505,698

MEDIA – 1.1%
Dreamworks Animation Skg, Inc., Class A*	5,600	121,184

METALS & MINING – 3.9%
IAMGOLD Corp.	10,200	87,210
Pan American Silver Corp.*	7,200	125,424
Reliance Steel & Aluminum Co.	5,000	131,650
Worthington Industries, Inc.	12,100	105,391

		449,675

MULTI-UTILITIES – 2.7%
Integrys Energy Group, Inc.	2,900	75,516
TECO Energy, Inc.	11,400	127,110
Vectren Corp.	5,000	105,450

		308,076

OIL, GAS & CONSUMABLE FUELS – 6.7%
Arch Coal, Inc.	7,500	100,275
Atwood Oceanics, Inc.*	6,400	106,176
Forest Oil Corp.*	9,100	119,665
Jabil Circuit, Inc.	23,400	130,104
St. Mary Land & Exploration Co.	7,100	93,933
Superior Energy Services, Inc.*	7,900	101,831
Whiting Petroleum Corp.*	4,500	116,325

		768,309

REAL ESTATE INVESTMENT TRUSTS – 1.8%
Alexandria Real Estate Equities, Inc.	2,700	98,280
Hospitality Properties Trust	9,000	108,000

		206,280

ROAD & RAIL – 1.9%
Genesee & Wyoming, Inc., Class A*	4,800	102,000
Ryder System, Inc.	4,288	121,393

		223,393

SOFTWARE – 2.6%
Jack Henry & Associates, Inc.	9,998	163,167
Sybase, Inc.*	4,700	142,363

		305,530

SPECIALTY RETAIL – 3.8%
Aaron Rents, Inc.	4,300	114,638
Dick’s Sporting Goods, Inc.*	6,600	94,182
Penske Automotive Group, Inc.	13,300	124,089
The Men’s Wearhouse, Inc.	7,200	109,008

		441,917

TEXTILES, APPAREL & LUXURY GOODS – 1.9%
Hanesbrands, Inc.*	10,400	99,528
Wolverine World Wide, Inc.	7,400	115,292

		214,820

THRIFT & MORTGAGE FINANCE – 0.7%
Washington Federal, Inc.	6,500	86,385

TOBACCO – 1.8%
Universal Corp.	3,900	116,688
Vector Group, Ltd.	7,400	96,126

		212,814

TRADING COMPANIES & DISTRIBUTORS – 0.9%
GATX Corp.	5,000	101,150

Total Common Stocks (Cost $11,615,088)		10,807,798

SHORT TERM INVESTMENTS – 7.8%

MUTUAL FUNDS – 7.8%
State Street Institutional U.S. Government Money Market Fund (Cost $903,073)	903,073	903,073

TOTAL INVESTMENTS – 101.5% (Cost $12,518,161)		11,710,871
Liabilities in excess of other assets – (1.5)%		(169,107)

NET ASSETS – 100.0%		$11,541,764

*	Non-income producing security.

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 1.8%
AES Red Oak LLC, Series A
8.54%, 11/30/19(1)		$893	$812,660
Midwest Generation LLC, Series B
8.56%, 1/2/16(1)		38	34,843
Tenaska Alabama Partners LP
7.00%, 6/30/21(1)(2)		355	274,055

Total Asset Backed Securities (Cost $1,177,542)			1,121,558

CONVERTIBLE BONDS – 1.4%
Chesapeake Energy Corp.
2.25%, 12/15/38(1)		50	25,750
National City Corp.
4.00%, 2/1/11(1)		200	182,653
Prudential Financial, Inc.
0.37%, 12/15/37(1)(3)		275	270,875
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12(1)		200	180,500
Transocean Ltd., Series A	KY
1.63%, 12/15/37(1)		50	45,938
US Bancorp
0.70%, 12/11/35(1)(3)		200	177,000

Total Convertible Bonds (Cost $866,155)			882,716

CORPORATE DEBT OBLIGATIONS – 61.7%
AUTOMOTIVE – 5.0%
Allison Transmission
11.00%, 11/1/15(1)(2)		50	23,750
Arvinmeritor, Inc.
8.13%, 9/15/15(1)		105	34,650
Cooper-Standard Automotive, Inc.
7.00%, 12/15/12(1)		15	1,800
Ford Motor Credit Co.
5.54%, 4/15/09(1)(3)		1,525	1,505,938
5.70%, 1/15/10(1)		65	55,676
7.00%, 10/1/13(1)		165	110,329
7.38%, 10/28/09(1)		160	143,496
8.00%, 12/15/16(1)		925	607,939
General Motors Corp.
8.25%, 7/15/23(1)		110	12,925
Tenneco, Inc.
8.13%, 11/15/15(1)		25	5,000
The Goodyear Tire & Rubber Co.
8.63%, 12/1/11(1)		50	41,500
9.00%, 7/1/15(1)		250	192,500
TRW Automotive, Inc.
7.00%, 3/15/14(1)(2)		25	10,500
7.25%, 3/15/17(1)(2)		50	20,750
United Rentals North America, Inc.
6.50%, 2/15/12(1)		440	352,000

			3,118,753

BANKS – 1.1%
Bank of America Corp.
8.00%, 12/29/49(1)(3)		1,150	460,563
Barclays Bank PLC
7.70%, 12/31/49(1)(2)(3)	GB	50	21,968
Credito Italiano
1.16%, 5/15/09(1)(3)		50	49,991
NB Capital Trust IV
8.25%, 4/15/27(1)		100	43,393
RBS Capital Trust
6.47%, 12/29/49(1)(3)		50	25,908
Wells Fargo Capital XIII
7.70%, 12/29/49(1)(3)		225	107,171

			708,994

BROKERAGE – 3.1%
American Express Co
7.00%, 3/19/18(1)		675	595,446
CIT Group Funding Co. of Canada
5.60%, 11/2/11(1)	CA	10	7,233
CIT Group, Inc.
1.46%, 7/28/11(1)(3)		25	16,033
5.60%, 4/27/11(1)		160	116,788
5.80%, 7/28/11(1)		150	108,172
Citigroup, Inc.
1.37%, 10/22/09(1)(3)		25	23,613
1.55%, 6/9/16(1)(3)		200	99,997
5.50%, 4/11/13(1)		25	21,964
6.00%, 8/15/17(1)		100	86,303
8.40%, 4/29/49(1)		50	28,257
Countrywide Home Loans, Inc.
4.13%, 9/15/09(1)		40	39,527
General Electric Capital Corp.
6.88%, 1/10/39(1)		50	40,780
GMAC LLC
8.00%, 11/1/31(1)		345	128,123
Lehman Brothers Holdings, Inc.
6.63%, 1/18/12(4)		25	3,188
6.88%, 5/2/18(4)		25	3,000
Merrill Lynch & Co., Inc.
3.47%, 5/12/10(1)(3)		25	23,539
6.88%, 4/25/18(1)		25	19,552
SLM Corp., Series A
5.00%, 10/1/13(1)		50	26,588
5.38%, 1/15/13(1)		50	27,436
8.45%, 6/15/18(1)		160	86,421
The Bear Stearns Cos., Inc
6.40%, 10/2/17(1)		70	68,127
The Goldman Sachs Group, Inc.
1.42%, 2/6/12(1)(3)		100	86,436
1.45%, 8/5/11(1)(3)		50	45,295
5.95%, 1/18/18(1)		210	190,646
6.75%, 10/1/37(1)		40	27,054

			1,919,518

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
CHEMICALS – 1.1%
Nalco Co.
7.75%, 11/15/11(1)		$400	$499,554
7.75%, 11/15/11(1)		200	197,000
8.88%, 11/15/13(1)		25	24,000

			720,554

COMMERCIAL SERVICES & SUPPLIES – 0.0%+
Lender Processing Services, Inc.
8.13%, 7/1/16(1)		30	29,775

COMPUTER & PERIPHERALS – 2.4%
Aramark Corp.
4.67%, 2/1/15(1)(3)		525	400,312
8.50%, 2/1/15(1)		75	69,000
Seagate Technology Hdd Holdings
2.05%, 10/1/09(1)(3)		75	71,344
Sungard Data Systems, Inc.
1.00%, 7/28/09(3)		1,000	842,400
9.13%, 8/15/13(1)		160	139,200

			1,522,256

CONSUMER PRODUCTS – 0.1%
Mattel, Inc.
1.72%, 6/15/09(1)(3)		50	50,002

CONSUMER SERVICES – 0.0%+
Harrah’s Operating Co., Inc.
10.75%, 2/1/16(1)		100	19,000

CONTAINERS & GLASS – 1.2%
Berry Plastics Corp.
5.84%, 2/15/15(1)(3)		445	322,625
Crown Americas LLC
7.63%, 11/15/13(1)		225	225,844
7.75%, 11/15/15(1)		25	25,125
OI European Group BV
6.88%, 3/31/17(1)	NL	50	57,130
Owens-Brockway Glass Container, Inc.
6.75%, 12/1/14(1)		100	119,574

			750,298

ELECTRIC UTILITIES – 0.7%
PSEG Energy Holdings, Inc.
8.50%, 6/15/11(1)		450	442,809

ELECTRONICS – 0.2%
Celestica, Inc.
7.63%, 7/1/13(1)	CA	25	21,875
7.88%, 7/1/11(1)	CA	80	78,000

			99,875

ENVIRONMENTAL SERVICES – 0.2%
Allied Waste North America, Inc., Series B
7.13%, 5/15/16(1)		25	23,313
7.25%, 3/15/15(1)		105	99,225
Waste Management, Inc.
6.88%, 5/15/09(1)		25	25,059

			147,597

FINANCIAL SERVICES – 2.7%
Fresenius US Finance II, Inc.
9.00%, 7/15/15(1)(2)		940	963,500
JP Morgan Chase & Co.
1.26%, 1/17/11(1)(3)		50	47,655
7.90%, 4/29/49(1)(3)		100	64,264
Morgan Stanley
1.57%, 10/15/15(1)(3)		100	71,048
1.70%, 1/9/14(1)(3)		200	148,312
5.95%, 12/28/17(1)		390	354,277
Wachovia Corp.
1.41%, 6/1/10(1)(3)		25	23,762
5.75%, 2/1/18(1)		25	22,147

			1,694,965

FOOD, BEVERAGES & RESTAURANTS – 1.0%
American Stores Co.
7.90%, 5/1/17(1)		100	91,250
8.00%, 6/1/26(1)		25	21,375
Supervalu, Inc.
7.50%, 11/15/14(1)		520	507,650

			620,275

GAS & PIPELINE UTILITIES – 1.0%
Enterprise Products Operating LP
8.38%, 8/1/66(1)(3)		950	636,500
Southern Natural Gas Co.
5.90%, 4/1/17(2)		25	21,788

			658,288

HEALTH CARE – 4.7%
Community Health Systems, Inc.
8.88%, 7/15/15(1)		230	217,350
Davita, Inc.
6.63%, 3/15/13(1)		175	169,750
7.25%, 3/15/15(1)		140	134,575
HCA, Inc.
9.13%, 11/15/14(1)		150	141,000
9.25%, 11/15/16(1)		1,915	1,742,650
9.63%, 11/15/16(1)		15	11,963
Roche Holdings, Inc.
3.25%, 2/25/11(1)(2)(3)		250	249,556
6.00%, 3/1/19(1)(2)		300	308,778

			2,975,622

HEALTH CARE - FACILITIES – 0.6%
Biomet, Inc.
10.00%, 10/15/17(1)		100	99,000
10.38%, 10/15/17(1)		150	126,750
11.63%, 10/15/17(1)		120	105,900

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11(1)		$25	$25,312

			356,962

INSURANCE – 0.8%
AIG SunAmerica
1.31%, 7/26/10(1)	KY	50	46,478
American International Group, Inc.
1.39%, 3/20/12(1)(3)		40	18,861
4.95%, 3/20/12(1)		250	122,246
5.85%, 1/16/18(1)		150	58,726
5.95%, 10/4/10(1)(3)		150	118,415
8.18%, 5/15/58(1)(2)(3)		25	2,130
8.25%, 8/15/18(1)(2)		200	85,579
Metropolitan Life Global Funding
1.97%, 6/25/10(1)(2)(3)		50	45,773

			498,208

LEISURE & ENTERTAINMENT – 0.6%
Royal Caribbean Cruises, Ltd.
7.00%, 6/15/13(1)		215	120,669
7.25%, 3/15/18(1)		50	23,000
8.75%, 2/2/11(1)		50	36,500
Wynn Las Vegas Capital Corp.
6.63%, 12/1/14(1)		245	184,975

			365,144

MANUFACTURING/ENGINEERING – 0.0%+
Actuant Corp.
6.88%, 6/15/17(1)		15	12,713

METALS – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 4/1/17(1)		430	402,050

MULTIMEDIA – 7.4%
Charter Communications Operating Capital LLC
8.38%, 4/30/14(1)(2)(4)		90	79,200
CSC Holdings, Inc.
7.63%, 7/15/18(1)		160	144,000
7.88%, 2/15/18(1)		865	791,475
8.50%, 6/15/15(1)(2)		475	464,312
Dex Media West LLC
9.88%, 8/15/13(1)		200	40,000
DirecTV Holdings LLC
8.38%, 3/15/13(1)		815	824,169
DISH DBS Corp.
6.63%, 10/1/14(1)		25	22,375
Echostar DBS Corp.
6.38%, 10/1/11(1)		105	101,325
7.00%, 10/1/13(1)		225	208,687
7.13%, 2/1/16(1)		935	836,825
Quebecor Media, Inc.
7.75%, 3/15/16(1)	CA	55	41,800
RH Donnelley Corp.
11.75%, 5/15/15(1)(2)		250	32,500
Shaw Communications, Inc.
8.25%, 4/11/10(1)	CA	50	50,000
Unitymedia GmbH
10.38%, 2/15/15(2)	DE	100	91,000
UPC Holding BV
8.63%, 1/15/14(1)	NL	275	316,041
Videotron Ltee
9.13%, 4/15/18(1)(2)	CA	50	50,813
9.13%, 4/15/18(1)(2)	CA	550	558,250

			4,652,772

OIL & GAS EQUIPMENT & SERVICES – 1.3%
Amerigas Partners LP
7.13%, 5/20/16(1)		395	371,300
7.25%, 5/20/15(1)		50	47,000
Cie Generale De Geophysique-Veritas
7.50%, 5/15/15(1)	FR	135	106,650
7.75%, 5/15/17(1)	FR	125	95,625
Suburban Propane Partners LP
6.88%, 12/15/13(1)		175	166,250

			786,825

PAPER PRODUCTS – 1.1%
Cascades, Inc.
7.25%, 2/15/13(1)	CA	20	11,150
Georgia-Pacific LLC
7.00%, 1/15/15(1)(2)		200	187,000
7.13%, 1/15/17(1)(2)		150	138,750
7.25%, 6/1/28(1)		10	6,950
7.70%, 6/15/15(1)		65	58,825
8.00%, 1/15/24(1)		115	91,425
8.88%, 5/15/31(1)		200	160,000
Verso Paper Holdings LLC, Series B
9.13%, 8/1/14(1)		30	11,250
Weyerhaeuser Co.
2.22%, 9/24/09(1)(3)		25	24,337

			689,687

PHARMACEUTICALS – 0.3%
Pfizer Inc
7.20%, 3/15/39(1)		200	214,483

PIPELINES – 3.3%
Colorado Interstate Gas Co.
5.95%, 3/15/15(1)		20	18,056
Dynegy Holdings, Inc.
6.88%, 4/1/11(1)		20	17,800
7.50%, 6/1/15(1)		20	13,650
8.38%, 5/1/16(1)		100	67,750
El Paso Corp.
7.80%, 8/1/31(1)		200	149,440
8.05%, 10/15/30(1)		1,010	771,378
Kinder Morgan Finance Co.
5.70%, 1/5/16(1)	CA	170	142,800
Knight, Inc.
5.15%, 3/1/15(1)		550	462,000
6.50%, 9/1/12(1)		75	69,938

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
NGPL Pipeco LLC
7.12%, 12/15/17(1)(2)		$50	$45,845
SemGroup LP
8.75%, 11/15/15(1)(2)(4)		30	1,050
Williams Cos., Inc.
7.63%, 7/15/19(1)		30	28,050
7.88%, 9/1/21(1)		150	138,750
8.75%, 1/15/20(1)(2)		75	74,625
Williams Partners LP
7.25%, 2/1/17(1)		100	85,000

			2,086,132

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Ventas Realty LP/Ventas Capital Corp.
6.50%, 6/1/16(1)		225	194,625
6.63%, 10/15/14(1)		60	53,400
6.75%, 6/1/10(1)		70	69,825
6.75%, 4/1/17(1)		60	51,300
7.13%, 6/1/15(1)		75	67,500

			436,650

REFINING – 4.0%
Anadarko Petroleum Corp
5.95%, 9/15/16		200	172,256
Chesapeake Energy Corp.
6.88%, 1/15/16(1)		150	126,000
7.00%, 8/15/14(1)		75	66,000
7.25%, 12/15/18(1)		50	41,063
7.63%, 7/15/13(1)		25	23,000
9.50%, 2/15/15(1)		1,075	1,045,437
Newfield Exploration Co.
7.13%, 5/15/18(1)		330	292,050
Opti Canada, Inc.
8.25%, 12/15/14(1)	CA	390	174,525
Range Resources Corp.
7.25%, 5/1/18(1)		25	22,375
7.50%, 10/1/17		25	22,750
Sandridge Energy, Inc.
8.63%, 4/1/15(1)		650	422,500
Tennessee Gas Pipeline Co.
8.00%, 2/1/16(1)(2)		100	100,000

			2,507,956

RESTAURANTS – 0.2%
NPC International, Inc.
9.50%, 5/1/14(1)		165	128,700

RETAIL – 0.3%
Ferrellgas LP
6.75%, 5/1/14(1)		150	126,000
New Albertsons, Inc.
7.75%, 6/15/26(1)		40	33,500
8.00%, 5/1/31(1)		50	40,875

			200,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.4%
Freescale Semiconductor, Inc.
8.88%, 12/15/14(1)		185	38,850
Sensata Technologies BV
8.00%, 5/1/14(1)	NL	700	210,000

			248,850

SOFTWARE – 0.4%
First Data Corp.
9.88%, 9/24/15(1)		380	222,300

SPECIAL PURPOSE ENTITY – 1.4%
El Paso Performance-Linked Trust
7.75%, 7/15/11(1)(2)		250	239,641
NSG Holdings LLC
7.75%, 12/15/25(2)		390	308,100
Santander Perpetual SA Unipersonal
6.67%, 10/29/49(1)(2)(3)	ES	100	55,000
Universal City Development Partners
11.75%, 4/1/10(1)		220	188,650
Universal City Florida Holding Co.
5.92%, 5/1/10(1)(3)		10	3,500
8.38%, 5/1/10(1)		300	105,000

			899,891

TELECOMMUNICATIONS – 10.3%
Cincinnati Bell, Inc.
7.00%, 2/15/15(1)		20	18,400
Citizens Communications Co.
6.63%, 3/15/15(1)		25	21,125
9.00%, 8/15/31(1)		90	61,763
Cricket Communications, Inc.
9.38%, 11/1/14(1)		50	47,625
Embarq Corp.
7.08%, 6/1/16(1)		75	67,500
Frontier Communications Corp.
7.13%, 3/15/19(1)		550	431,750
7.45%, 7/1/35(1)		100	54,500
9.25%, 5/15/11(1)		50	50,750
Metropcs Wireless, Inc.
9.25%, 11/1/14(1)		40	38,800
Nordic Telephone Co. Holdings
8.88%, 5/1/16(2)	DK	550	514,250
Nortel Networks, Ltd.
6.96%, 7/15/11(1)(4)	CA	50	8,000
10.13%, 7/15/13(1)(4)	CA	145	27,188
Qwest Capital Funding, Inc.
7.25%, 2/15/11(1)		115	109,825
7.90%, 8/15/10(1)		25	24,375
8.88%, 3/15/12(1)		150	148,125
Qwest Communications International, Inc.
7.50%, 2/15/14(1)		1,525	1,319,125
Sprint Capital Corp.
6.90%, 5/1/19(1)		1,865	1,314,825
8.38%, 3/15/12(1)		75	67,500
8.75%, 3/15/32(1)		400	268,000
Sprint Nextel Corp.
6.00%, 12/1/16(1)		145	103,675

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
Telesat Canada LLC
11.00%, 11/1/15(2)		$475	$394,250
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14(1)		170	164,050
West Corp.
9.50%, 10/15/14(1)		110	76,587
Wind Acquisition Finance SA
10.75%, 12/1/15(2)		300	297,000
Windstream Corp.
8.63%, 8/1/16(1)		895	879,337

			6,508,325

TOBACCO – 0.4%
Altria Group, Inc.
9.25%, 8/6/19(1)		50	53,460
Reynolds American, Inc.
7.63%, 6/1/16(1)		200	177,072
7.75%, 6/1/18(1)		20	17,619

			248,151

UTILITIES – 3.1%
Appalachian Power Co.
7.95%, 1/15/20(1)		150	153,946
Energy Future Holdings Corp.
10.88%, 11/1/17(1)		345	222,525
11.25%, 11/1/17(1)		75	31,688
Intergen
9.00%, 6/30/17(2)	NL	350	316,750
Ipalco Enterprises, Inc.
7.25%, 4/1/16(1)(2)		40	35,400
NRG Energy, Inc.
7.38%, 2/1/16(1)		75	69,750
7.38%, 1/15/17(1)		315	292,950
Reliant Energy, Inc.
6.75%, 12/15/14(1)		205	188,600
Sierra Pacific Resources
7.80%, 6/15/12(1)		25	24,173
Sithe Independence Funding Corp., Series A
9.00%, 12/30/13(1)		84	77,338
Texas Competitive Electric Holdings Co. LLC
10.50%, 11/1/16(1)		25	9,250
Texas Competitive Electric Holdings Co. LLC, Series A
10.25%, 11/1/15(1)		180	90,000
The AES Corp.
7.75%, 10/15/15(1)		75	65,437
8.00%, 10/15/17(1)		245	210,087
8.00%, 6/1/20(1)(2)		95	76,950
8.88%, 2/15/11(1)		20	19,700
9.75%, 4/15/16(2)		50	47,000

			1,931,544

Total Corporate Debt Obligations (Cost $40,147,479)			38,876,299

LOAN ASSIGNMENTS – 10.7%
SENIOR LOANS – 10.7%
Biomet, Inc.
3.52%, 3/25/15		55	49,830
4.22%, 3/25/15(1)		1,353	1,217,299
4.46%, 3/25/15		87	78,555
Community Health Systems, Inc.
2.73%, 7/25/14(1)		198	171,169
3.51%, 7/25/14(1)		1,302	1,122,431
Energy Future Competitive Holdings Co.
4.03%, 10/10/14		1,975	1,291,443
First Data Corp.
1.00%, 9/24/14		470	316,357
3.27%, 9/24/14		29	19,192
Georgia Pacific Corp.
2.96%, 12/20/12(1)		55	48,880
3.29%, 12/20/12(1)		82	72,795
3.46%, 12/20/12(1)		46	40,352
Koch Industries, Inc.
3.29%, 12/20/12		1,317	1,164,723
Mars, Inc.
6.50%, 9/30/14		300	296,880
NRG Energy, Inc.
1.12%, 2/1/13(1)(3)		330	295,915
2.72%, 2/1/13(1)(3)		141	126,096
2.72%, 2/1/13(1)(3)		478	428,429
Texas Competitive Electric Holdings Co. LLC
3.98%, 10/10/14(1)		10	6,623
4.45%, 10/10/14(1)		15	9,934

Total Loan Assignments (Cost $6,814,471)			6,756,903

COMMERCIAL MORTGAGE BACKED SECURITIES – 0.4%
Countrywide Alternative Loan Trust, Series 2006-43 CB, Class A
0.89%, 2/25/37(1)(3)		66	21,544
Goldman Sachs Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.56%, 11/10/39(1)		100	75,086
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.44%, 3/10/39(1)		100	72,036
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.49%, 3/12/51(1)(3)		100	57,320

Total Commercial Mortgage Backed Securities (Cost $262,987)			225,986

PIMCO HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATION – 15.0%
Federal Home Loan Mortgage Corp.
6.00%, 2/1/39(1)
(Cost $9,372,867)		$9,000	$9,418,996

		Shares
PREFERRED STOCK – 0.8%

AUTOMOTIVE – 0.0%+
General Motors Corp., Series B
5.25%, 3/6/32(1)		1,200	3,048

BANKS – 0.8%
Bank of America Corp., Series L
7.25%, 12/31/49(1)		480	203,760
Wells Fargo & Co., Series L
7.50%, 12/31/49(1)		625	299,369

			503,129

INSURANCE – 0.0%+
American International Group, Inc.
8.50%, 8/1/11(1)		100	540

Total Preferred Stock (Cost $695,145)			506,717

		Principal Amount (000)
SHORT TERM INVESTMENTS – 7.8%

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.8%
Federal Home Loan Bank Discount Notes
0.01%, 4/7/09(1)(5)		$1,200	1,199,998
0.10%, 4/3/09(1)(5)		200	199,999
0.27%, 4/20/09(1)(5)		2,400	2,399,658
0.33%, 4/2/09(1)(5)		300	299,997
Federal Home Loan Mortgage Corp. Discount Notes
0.24%, 6/22/09(1)(5)		200	199,891

(Cost $4,299,543)			4,299,543

		Shares
MUTUAL FUNDS – 1.0%
State Street Institutional U.S. Government Money Market Fund (Cost $626,117)		626,117	626,117

Total Short Term Investments (Cost $4,925,660)			4,925,660

TOTAL INVESTMENTS – 99.6% (Cost $64,262,306)			62,714,835
Other assets less liabilities – 0.4%			251,542

NET ASSETS – 100.0%			$62,966,377

*	Unless otherwise noted the country code for all securities is United States.
(1)	Security or a portion of the security has been designated as collateral for futures, credit default swaps, interest rate swaps, and swaptions.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $6,135,813, representing 9.7% of net assets.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.
(4)	Security is in default and is non-income producing.
(5)	Zero-coupon note. Rate represents yield at March 31, 2009.
+	Amount is less than 0.05%.
CA	Canada
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
KY	Cayman Islands
NL	Netherlands

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, cash of $31,200 has been pledged for open futures contracts purchased as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Month Pound Sterling Futures	9/16/09	2	343,108	353,654	10,546
90 Day Eurodollar Futures	12/13/10	3	720,412	736,350	15,938
90 Day Eurodollar Futures	6/15/09	1	240,650	247,250	6,600
90 Day Eurodollar Futures	6/14/10	2	484,350	492,725	8,375

Net unrealized appreciation					41,459

At March 31, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/(Depreciation) ($)
USD	42,558	BRL	80,967	6/2/2009	(8,158)
BRL	80,967	USD	32,413	6/2/2009	(1,988)
USD	10,000	CNY	64,425	7/15/2009	(561)
USD	10,000	CNY	64,475	7/15/2009	(554)
USD	20,000	CNY	129,180	7/15/2009	(1,074)
USD	2,000	CNY	12,896	7/15/2009	(111)
USD	20,000	CNY	130,584	7/15/2009	(868)
EUR	551,000	USD	695,815	4/14/2009	(36,220)
EUR	238,000	USD	323,159	4/14/2009	6,962
GBP	86,000	USD	124,406	4/9/2009	1,008
GBP	52,000	USD	75,382	4/9/2009	769
USD	10,000	MYR	35,160	4/14/2009	(359)
USD	10,000	MYR	36,045	4/14/2009	(116)
MYR	64,565	USD	18,668	4/14/2009	964
MYR	6,641	USD	1,902	4/14/2009	81
USD	10,000	PHP	487,400	5/06/2009	59
USD	10,000	PHP	479,700	5/06/2009	(100)
PHP	967,100	USD	18,746	5/06/2009	(1,214)
USD	24,000	RUB	564,360	5/06/2009	(7,516)
RUB	158,000	USD	5,000	5/06/2009	385
RUB	883,960	USD	28,000	5/06/2009	2,181
RUB	129,275	USD	3,888	5/06/2009	112
USD	25,000	RUB	606,875	5/06/2009	(7,274)
USD	10,000	SGD	14,793	4/14/2009	(276)
USD	10,000	SGD	14,828	4/14/2009	(253)
USD	10,000	SGD	14,638	4/14/2009	(378)
SGD	8,079	USD	5,326	4/14/2009	16
SGD	6,083	USD	4,000	4/14/2009	1
SGD	30,098	USD	20,965	4/14/2009	1,182
USD	10,000	SGD	14,464	7/30/2009	(497)
SGD	14,464	USD	10,087	7/30/2009	585

Net unrealized depreciation					(53,212)

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

BRL - Brazilian Real

CNY - Yuan Renminbi

EUR - Euro Dollar

GBP - Great British Pound

MYR - Malaysian Ringgit

PHP - Philippine Peso

RUB - Russian Ruble

SGD - Singapore Dollar

USD - United States Dollar

At March 31, 2009, open written call option contracts were as follows:

Call Options Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Citigroup, Inc.	9/19/09	3.00	40	2,600

(Written Options Premium $2,064)

At March 31, 2009, open written call interest rate swaption contracts were as follows:

Call Swaptions Description	Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
OTC-7 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	1.80%	4/27/09	200	13
OTC -7 Year Interest Rate Swap	Merrill Lynch Capital Services, Inc.	Receive	3-Month USD-LIBOR	1.80%	4/27/09	1,000	63
OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.80%	4/27/09	300	19

(Written Swaptions Premium $2,010)							95

At March 31, 2009, open written put interest rate swaption contracts were as follows:

Put Swaptions Description	Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
OTC-7 Year Interest Rate Swap	Barclays Bank PLC	Pay	3-Month USD-LIBOR	3.50%	4/27/09	200	12
OTC -7 Year Interest Rate Swap	Merrill Lynch Capital Services, Inc.	Pay	3-Month USD-LIBOR	3.50%	4/27/09	1,000	60
OTC -7 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	3.50%	4/27/09	300	18

(Written Swaptions Premium $10,470)							90

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, outstanding interest rate swap contracts were as follows:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Barclays Capital, Inc.	Pay	3-Month USD-LIBOR	4.00%	6/17/2014	900	60,300	12,057

Citibank NA	Pay	3-Month USD-LIBOR	4.00%	6/17/2014	1,900	122,227	30,527

Barclays Capital, Inc.	Pay	3-Month USD-LIBOR	4.00%	6/17/2019	5,600	515,760	7,317

Net unrealized appreciation							49,901

LIBOR - Represents the London InterBank Offered Rate

USD - United States Dollar

At March 31, 2009, outstanding credit default swap contract on corporate issue – Buy Protection (1) was as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(2)	Notional Amount (3) (000) ($)	Market Value (000) ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation ($)
Citibank NA	Freescale Semiconductor, Inc.	(5.00%)	3/20/2014	54.10%	100	71	71,000	235

Net unrealized appreciation								235

At March 31, 2009, outstanding credit default swap contracts on corporate issues – Sell Protection (1) were as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(2)	Notional Amount(3) (000) ($)	Market Value (000) ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Depreciation ($)
Deutsche Bank AG	GMAC LLC	5.00%	3/20/2012	19.55%	60	(17)	(9,300)	(8,116)

Barclays Capital, Inc.	SLM Corp.	5.00%	12/20/2013	25.41%	50	(19)	(5,500)	(12,969)

Citibank NA	General Electric Capital Corp.	3.25%	3/20/2014	7.36%	100	(14)	(0)	(14,272)

Citibank NA	El Paso Corp.	5.00%	3/20/2014	7.15%	300	(23)	(22,200)	(768)

Net unrealized depreciation								(36,125)

PIMCO HIGH YIELD FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, outstanding credit default swap contracts on credit indices – Sell Protection (1) were as follows:

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount(3) (000) ($)	Market Value(4) (000) ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Depreciation ($)
UBS AG	CDX High Yield 10 5- Year Index	5.00%	6/20/2013	776	(214)	(68,870)	(145,130)

Deutsche Bank AG	CDX Invest. Grade 11 5- Year Index	1.50%	12/20/2013	500	(18)	(4,231)	(13,816)

Net unrealized depreciation							(158,946)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
ASSET BACKED SECURITY – 1.5%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A
5.50%, 8/25/36(2)
(Cost $981,244)		$2,648	$1,418,751

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Bear Stearns Alt-A Trust, Series 2005-4
5.36%, 5/25/35(2)(3)		204	109,776
Bear Stearns Alt-A Trust, Series 2006-1
5.79%, 2/25/36(2)(3)		214	93,707
Harborview Mortgage Loan Trust, Series 2005-4
5.22%, 7/19/35(2)(3)		652	304,435

Total Collateralized Mortgage Obligations (Cost $516,366)			507,918

CORPORATE DEBT OBLIGATIONS – 14.3%
BANKS – 5.7%
American Express Bank, FSB
5.50%, 4/16/13(2)		400	344,997
Bank of America Corp.
5.75%, 12/1/17(2)		300	251,936
Bear Stearns Co., Inc.
5.30%, 10/30/15(2)		100	92,713
BNP Paribas
7.20%, 12/31/49(1)(2)(3)	FR	100	51,142
7.78%, 12/31/49(2)(3)	FR	100	71,744
ING Bank NV
2.63%, 2/9/12(1)(2)	NL	1,400	1,403,991
Lloyds TSB Bank PLC
2.80%, 4/2/12(1)	GB	1,000	1,002,750
Macquarie Bank Ltd.
4.10%, 12/17/13(1)(2)	AU	300	301,749
Royal Bank of Scotland Group PLC
5.00%, 10/1/14(2)		100	63,141
6.99%, 10/29/49(1)(2)(3)		200	88,000
SLM Corp.
4.75%, 3/17/14(2)		100	66,430
State Street Capital Trust IV
2.32%, 6/15/37(2)(3)		200	78,472
Swedbank AB
2.80%, 2/10/12(1)(2)	SE	1,000	1,007,625
The Export-Import Bank of Korea
8.13%, 1/21/14(2)		400	413,452

			5,238,142

BROKERAGE – 5.0%
CIT Group, Inc.
4.75%, 12/15/10(2)		100	80,643
Citigroup Capital XXI
8.30%, 12/21/57(2)(3)		1,600	770,393
Citigroup, Inc.
6.13%, 11/21/17(2)		200	173,401
8.40%, 4/29/49(2)		100	56,514
General Electric Capital Corp.
1.61%, 1/8/16(2)(3)		100	66,495
6.88%, 1/10/39(2)		800	652,472
General Electric Capital Corp., Series A
6.15%, 8/7/37(2)		100	73,952
JP Morgan Chase & Co.
7.90%, 4/29/49(2)(3)		300	192,792
JP Morgan Chase Bank NA
1.66%, 6/13/16(2)(3)		300	205,222
Merrill Lynch & Co., Inc.
2.15%, 5/30/14(2)(3)		100	89,427
6.88%, 4/25/18(2)		200	156,419
Shell International Finance B.V.
6.38%, 12/15/38(2)		1,000	1,053,024
The Goldman Sachs Group, Inc.
1.42%, 2/6/12(2)(3)		200	172,873
1.68%, 3/22/16(2)(3)		600	408,280
5.95%, 1/18/18(2)		200	181,568
6.15%, 4/1/18(2)		100	91,342
6.25%, 9/1/17(2)		200	185,335

			4,610,152

ELECTRIC UTILITIES – 0.4%
Electricite de France
6.50%, 1/26/19(1)(2)	FR	400	412,057

FINANCIAL SERVICES – 0.9%
Barnett Capital III
1.80%, 2/1/27(2)(3)		200	88,717
Morgan Stanley
1.70%, 1/9/14(2)(3)		500	370,780
5.95%, 12/28/17(2)		100	90,840
Wachovia Bank NA
1.65%, 3/15/16(2)(3)		400	239,283
Wachovia Corp. 5.30%,
10/15/11(2)		100	98,718

			888,338

FOOD, BEVERAGES & RESTAURANTS – 0.5%
Tate & Lyle International Finance PLC
6.63%, 6/15/16(1)(2)	GB	500	439,512

HEALTH CARE – 0.7%
Roche Holdings, Inc.
6.00%, 3/1/19(1)(2)		600	617,557

INSURANCE – 0.7%
American General Finance Corp.
5.38%, 9/1/09(2)		100	72,868
American International Group, Inc.
2.40%, 4/26/11(2)(3)		100	58,537
5.05%, 10/1/15(2)		100	44,451
5.45%, 5/18/17(2)		100	39,557

PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value
8.25%, 8/15/18(1)(2)		$1,000	$427,896

			643,309

TRANSPORTATION – 0.4%
Ryder System, Inc.
6.00%, 3/1/13(2)		400	358,585

Total Corporate Debt Obligations (Cost $14,110,944)			13,207,652

U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS – 80.3%
Federal Home Loan Mortgage Corp.
5.00%, 4/18/17(2)		2,000	2,184,452
5.50%, 4/1/37(2)		215	223,759
5.50%, 7/1/37(2)		718	745,439
5.50%, 8/1/37(2)		392	407,077
5.50%, 6/1/38(2)		167	173,062
5.50%, 8/1/38(2)		946	983,163
5.50%, 9/1/38(2)		388	403,292
5.50%, 10/1/38(2)		1,871	1,944,005
Federal National Mortgage Association
5.00%, 6/1/35(2)		972	1,005,271
5.00%, 1/1/39(2)		922	952,422
5.50%, 7/1/38(2)		3,692	3,836,175
5.50%, TBA		15,500	16,086,086
6.00%, 8/1/36(2)		97	101,188
6.00%, 10/1/36(2)		24	25,225
6.00%, 8/1/37(2)		852	890,409
6.00%, 9/1/38(2)		949	992,059
6.00%, TBA		14,000	14,621,250
6.50%, TBA		2,000	2,098,750
Government National Mortgage Association
5.50%, 2/15/37(2)		918	957,388
6.00%, 6/15/36(2)		482	504,494
6.00%, 2/15/38(2)		630	658,594
6.00%, 7/15/38(2)		924	966,402
6.00%, 8/15/38(2)		914	956,062
6.00%, 10/15/38(2)		980	1,025,429
6.00%, TBA		4,000	4,178,752
6.50%, 12/15/37(2)		928	975,128
6.50%, TBA		1,000	1,049,062
United States Treasury Bonds
7.13%, 2/15/23(2)		1,700	2,390,625
7.25%, 8/15/22(2)		500	706,250
8.88%, 8/15/17(2)		1,300	1,896,781
United States Treasury Inflation Indexed Bonds
2.00%, 1/15/26(2)		106	105,169
2.13%, 1/15/19(2)		500	532,344
2.38%, 1/15/17(2)		419	444,649
2.38%, 1/15/25(2)		672	698,237
2.50%, 1/15/29(2)		1,377	1,490,621
2.63%, 7/15/17(2)		204	221,229
United States Treasury Notes
5.25%, 11/15/28(2)		300	369,000
5.25%, 2/15/29(2)		1,100	1,354,547
6.00%, 2/15/26(2)		1,000	1,317,500
8.50%, 2/15/20(2)		2,400	3,583,500

Total U.S. Treasury & U.S. Government Agency Obligations (Cost $72,895,166)			74,054,847

		Shares
PREFERRED STOCKS – 0.2%
BANKS – 0.2%
Bank of America Corp., Series L
7.25%, 12/31/49(2)		200	84,900
Wells Fargo & Co., Series L
7.50%, 12/31/49(2)		200	95,798

Total Preferred Stocks (Cost $269,461)			180,698

		Principal Amount (000)
SHORT TERM INVESTMENTS – 36.8%
MUNICIPAL – 0.4%
State Of Illinois
4.50%, 6/24/09(2)
(Cost $400,988)		$400	400,988

U.S. TREASURY & U.S. GOVERNMENT AGENCY OBLIGATIONS – 35.6%
Federal Home Loan Bank Discount Notes
0.01%, 4/7/09(2)(4)		1,700	1,699,997
0.20%, 4/15/09(2)(4)		1,300	1,299,899
0.21%, 4/8/09(2)(4)		1,000	999,959
0.25%, 4/7/09(2)(4)		4,700	4,699,828
0.33%, 4/2/09(2)(4)		200	199,998
Federal Home Loan Mortgage Corp. Discount Notes
0.17%, 5/19/09(2)(4)		200	199,955
0.20%, 4/20/09(2)(4)		3,000	2,999,683
0.21%, 4/20/09(2)(4)		400	399,956
0.24%, 6/1/09(2)(4)		3,700	3,698,683
0.24%, 6/22/09(2)(4)		200	199,891
0.28%, 4/17/09(2)(4)		1,100	1,099,863
Federal National Mortgage Association Discount Notes
0.03%, 4/13/09(2)(4)		200	199,998
0.05%, 4/13/09(2)(4)		100	99,998
0.15%, 4/13/09(2)(4)		100	99,995
0.16%, 4/30/09(2)(4)		3,900	3,899,497
0.17%, 5/20/09(2)(4)		100	99,977
0.22%, 6/17/09(2)(4)		500	499,765
0.24%, 6/23/09(2)(4)		200	199,889
0.29%, 6/16/09(2)(4)		3,800	3,797,674
United States Treasury Bills
0.09%, 4/29/09(2)		6,050	6,049,782
0.17%, 5/14/09(2)		350	349,937

Total U.S. Treasury & U.S. Government Agency Obligations (Cost $32,794,224)			32,794,224

PIMCO TOTAL RETURN FUND
PORTFOLIO OF INVESTMENT (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
MUTUAL FUNDS – 0.8%
State Street Institutional U.S. Government Money Market Fund (Cost $678,055)	678,055	$678,055

Total Short Term Investments (Cost $33,873,267)		33,873,267

TOTAL INVESTMENTS – 133.7% (Cost $122,646,448)		123,243,133
Liabilities in excess of other assets – (33.7)%		(31,063,860)

NET ASSETS – 100.0%		$92,179,273

*	Unless otherwise noted the country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $5,752,279, representing 6.2% of net assets.
(2)	Security or a portion of the security has been designated as collateral for written options, futures, credit default swaps, and TBA securities.
(3)	Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.
(4)	Zero-coupon bond. Rate represents yield at March 31, 2009.

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $38,033,900 which represents approximately 41.3% of net assets as of March 31, 2009.

AU	Australia
FR	France
GB	Great Britain
NL	Netherlands
SE	Sweden

PIMCO TOTAL RETURN FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, cash of $287,000 has been pledged as collateral for open futures contracts purchased as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
3 Month Euribor Interest Rate Futures	6/14/10	14	4,570,469	4,570,816	347
3 Month Euribor Interest Rate Futures	9/13/10	19	6,189,316	6,189,681	365
German Euro-Bobl Futures	6/8/09	10	1,542,949	1,548,683	5,734
German Euro-Bund Futures	6/8/09	21	3,456,598	3,471,672	15,074
3 Month Sterling Interest Rate Futures	12/15/10	19	3,315,350	3,319,166	3,816
3 Month Sterling Interest Rate Futures	9/15/10	17	2,976,637	2,979,842	3,205
90 Day Eurodollar Futures	9/14/09	31	7,637,400	7,665,138	27,738
90 Day Eurodollar Futures	6/15/09	50	12,276,325	12,362,500	86,175

Net unrealized appreciation					142,454

At March 31, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/(Depreciation) ($)
USD	73,000	EUR	57,067	4/14/2009	2,817
USD	25,787	EUR	20,000	4/14/2009	784
USD	26,238	EUR	20,000	4/14/2009	333
USD	27,156	EUR	20,000	4/14/2009	(585)
USD	27,048	EUR	20,000	4/14/2009	(477)
EUR	299,000	USD	377,584	4/14/2009	(19,655)
EUR	20,000	USD	25,641	4/14/2009	(930)
EUR	20,000	USD	25,987	4/14/2009	(584)
EUR	20,000	USD	25,998	4/14/2009	(573)
EUR	28,000	USD	38,355	4/14/2009	1,155
EUR	20,000	USD	27,396	4/14/2009	825
EUR	20,000	USD	27,216	4/14/2009	645
GBP	51,000	USD	73,776	4/9/2009	598

Net unrealized depreciation					(15,647)

EUR -	Euro Dollar
GBP -	Great British Pound
USD -	United States Dollar

PIMCO TOTAL RETURN FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, open written call option contracts were as follows:

Call Options Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
10 Year U.S. Treasury Note Futures	5/22/09	126.00	6	4,031
10 Year U.S. Treasury Note Futures	5/22/09	128.00	18	4,219

(Written Options Premium $9,128)				8,250

At March 31, 2009, open written put option contracts were as follows:

Put Options Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Eurodollar Futures	9/14/09	98.5	10	2,188
10 Year U.S. Treasury Note Futures	5/22/09	119.00	24	5,250

(Written Options Premium $19,071)				7,438

At March 31, 2009, open written put interest rate swaption contracts were as follows:

Put Swaptions Description	Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
OTC-5 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	2.75%	5/22/09	2,400	3,860
OTC -7 Year Interest Rate Swap	Barclays Bank PLC	Receive	3-Month USD-LIBOR	3.10%	5/22/09	2,500	6,624

(Written Swaptions Premium $29,497)							10,484

PIMCO TOTAL RETURN FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, the Fund had the following open forward sales contract:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount ($)	Value ($)
Federal National Mortgage Association	5.00%	TBA-30 Yr	4/13/09	1,000,000	1,031,875

(Proceeds receivable $1,019,688)

At March 31, 2009, the Fund had the following outstanding credit default swap contract on corporate issue – Buy Protection (1):

Counterparty	Reference Obligation	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(2)	Notional Amount (3) (000) ($)	Market Value (000) ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/2016	1.78%	500	19	—	18,915

Net unrealized appreciation								18,915

(1)	As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
COMMON STOCKS – 94.1%

AEROSPACE & DEFENSE – 1.8%
Hexcel Corp.*	4,281	$28,126
TransDigm Group, Inc.*	2,769	90,934

		119,060

AIR FREIGHT & LOGISTICS – 1.4%
Forward Air Corp.	2,769	44,941
HUB Group, Inc.*	2,769	47,073

		92,014

BIOTECHNOLOGY – 6.2%
Acorda Therapeutics, Inc.*	2,083	41,264
BioMarin Pharmaceutical, Inc.*	3,965	48,968
Cepheid, Inc.*	3,662	25,268
Human Genome Sciences, Inc.*	4,898	4,065
Isis Pharmaceuticals, Inc.*	2,100	31,521
Martek Biosciences Corp.	2,148	39,201
Myriad Group, Inc.*	2,478	112,675
OSI Pharmaceuticals, Inc.*	1,225	46,868
United Therapeutics Corp.*	907	59,944

		409,774

CAPITAL MARKETS – 4.9%
Affiliated Managers Group, Inc.*	1,217	50,761
Federated Investors, Inc., Class B	2,560	56,986
Greenhill & Co., Inc.	1,447	106,861
optionsXpress Holdings, Inc.	3,351	38,101
Stifel Financial Corp.*	1,530	66,264

		318,973

CHEMICALS – 0.9%
Calgon Carbon Corp.*	3,965	56,184

COMMERCIAL BANKS – 1.7%
City National Corp.	1,217	41,098
Cullen/Frost Bankers, Inc.	989	46,423
SVB Financial Group*	1,266	25,333

		112,854

COMMERCIAL SERVICES & SUPPLIES – 5.1%
Costar Group, Inc.*	2,458	74,355
EnergySolutions, Inc.	4,281	37,031
Fuel Tech, Inc.*	4,281	44,779
Interface, Inc.	6,129	18,326
Pike Electric Corp.*	6,129	56,693
Tetra Tech, Inc.*	5,240	106,791

		337,975

COMMUNICATIONS EQUIPMENT – 4.2%
Harmonic, Inc.*	9,816	63,804
Nice Systems, Ltd.*	3,077	76,494
Polycom, Inc.*	4,005	61,637
Starent Networks Corp.*	4,896	77,406

		279,341

CONSTRUCTION & ENGINEERING – 0.7%
Quanta Services, Inc.*	2,148	46,075

CONTAINERS & PACKAGING – 0.9%
Greif, Inc., Class A	1,841	61,287

DIVERSIFIED CONSUMER SERVICES – 1.3%
DeVry, Inc.	968	46,638
Strayer Education, Inc.	232	41,730

		88,368

ELECTRIC UTILITIES – 1.0%
ITC Holdings Corp.	1,530	66,739

ELECTRICAL EQUIPMENT – 1.6%
General Cable Corp.*	2,421	47,984
Regal-Beloit Corp.	1,841	56,408

		104,392

ELECTRONIC EQUIPMENT & INSTRUMENTS – 2.6%
Cogent, Inc.*	7,065	84,073
Coherent, Inc.*	1,530	26,393
Tech Data Corp.*	2,769	60,309

		170,775

ENERGY EQUIPMENT & SERVICES – 1.9%
Dril-Quip, Inc.*	2,148	65,943
FMC Technologies, Inc.*	1,530	47,996
Ion Geophysical Corp.*	5,596	8,730

		122,669

FOOD PRODUCTS – 1.3%
Ralcorp Holdings, Inc.*	1,530	82,436

HEALTH CARE EQUIPMENT & SUPPLIES – 3.7%
Gen-probe, Inc.*	1,260	57,431
Insulet Corp.*	3,662	15,014
Meridian Bioscience, Inc.	3,077	55,755
NuVasive, Inc.*	2,345	73,586
Wright Medical Group, Inc.*	837	10,906
Zoll Medical Corp.*	2,148	30,846

		243,538

HEALTH CARE PROVIDERS & SERVICES – 4.7%
Chemed Corp.	1,841	71,615
inVentiv Health, Inc.*	3,351	27,344
LifePoint Hospitals, Inc.*	2,769	57,761
MEDNAX, Inc.*	1,530	45,089
PSS World Medical, Inc.*	2,551	36,607
VCA Antech, Inc.*	3,078	69,409

		307,825

HEALTH CARE TECHNOLOGY – 0.9%
Eclipsys Corp.*	5,515	55,922

HOTELS, RESTAURANTS & LEISURE – 6.2%
Brinker International, Inc.	4,039	60,989
Buffalo Wild Wings, Inc.*	2,148	78,574
Choice Hotels, Inc.	2,148	55,461
Darden Restaurants, Inc.	1,787	61,223
Jack In The Box, Inc.*	3,965	92,345
P.F. Chang’s China Bistro, Inc.*	2,458	56,239

		404,831

AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
HOUSEHOLD PRODUCTS – 1.1%
Church & Dwight Co., Inc.	1,412	$73,749

INSURANCE – 1.8%
Brown & Brown, Inc.	2,410	45,573
ProAssurance Corp.*	1,530	71,329

		116,902

INTERNET SOFTWARE & SERVICES – 2.3%
Bankrate, Inc.*	1,841	45,933
Omniture, Inc.*	4,860	64,103
Websense, Inc.*	3,693	44,316

		154,352

IT SERVICES – 3.1%
Global Payments, Inc.	1,530	51,118
NeuStar, Inc., Class A*	3,231	54,119
SRA International, Inc.*	3,340	49,098
Syntel, Inc.	2,395	49,289

		203,624

LIFE SCIENCES TOOLS & SERVICES – 2.9%
AMAG Pharmaceuticals, Inc.*	1,468	53,978
Parexel International Corp.*	3,662	35,631
Techne Corp.	932	50,990
Varian, Inc.*	2,148	50,994

		191,593

MACHINERY – 2.6%
Barnes Group, Inc.	3,662	39,147
Bucyrus International, Inc.	1,530	23,225
Dynamic Materials Corp.	2,734	25,043
Lindsay Manufacturing Co.	1,217	32,859
Wabtec Corp.	1,841	48,566

		168,840

MEDIA – 1.7%
Live Nation, Inc.*	4,281	11,430
Marvel Entertainment, Inc.*	2,860	75,933
National CineMedia, Inc.	1,726	22,749

		110,112

METALS & MINING – 0.4%
Carpenter Technology Corp.	1,841	25,995

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*	2,458	51,077

OIL, GAS & CONSUMABLE FUELS – 3.3%
Arena Resources, Inc.*	2,769	70,554
Bill Barrett Corp.*	3,077	68,432
Carrizo Oil & Gas, Inc.*	2,458	21,827
Goodrich Petroleum Corp.*	1,841	35,642
Whiting Petroleum Corp.*	907	23,446

		219,901

PHARMACEUTICALS – 1.4%
Perrigo Co.	1,975	49,039
The Medicines Co.*	3,965	42,981

		92,020

REAL ESTATE INVESTMENT TRUSTS – 0.4%
BioMed Realty Trust, Inc.	3,439	23,282

ROAD & RAIL – 1.3%
Knight Transportation, Inc.	5,822	88,261

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.0%
Advanced Energy Industries, Inc.*	5,515	41,528
Hittite Microwave Corp.*	1,841	57,439
Microsemi Corp.*	3,384	39,254
Monolithic Power Systems, Inc.*	3,566	55,273
Power Integrations, Inc.	2,769	47,627
Silicon Laboratories, Inc.*	3,077	81,233
Varian Semiconductor Equipment Associates, Inc.*	3,384	73,298

		395,652

SOFTWARE – 6.1%
ANSYS, Inc.*	2,310	57,981
Aspen Technology, Inc.*	6,129	42,842
Blackboard, Inc.*	2,355	74,748
Informatica Corp.*	5,515	73,129
Lawson Software, Inc.*	5,438	23,111
Manhattan Associates, Inc.*	2,230	38,624
Quality Systems, Inc.	2,013	91,088

		401,523

SPECIALTY RETAIL – 3.2%
AnnTaylor Stores Corp.*	3,662	19,042
Hot Topic, Inc.*	9,816	109,841
Tractor Supply Co.*	1,057	38,116
Zumiez, Inc.*	4,590	44,523

		211,522

TEXTILES, APPAREL & LUXURY GOODS – 1.0%
Warnaco Group, Inc.*	2,770	66,480

TRADING COMPANIES & DISTRIBUTORS – 0.6%
Watsco, Inc.	1,081	36,786

WIRELESS TELECOMMUNICATION SERVICES – 1.1%
SBA Communications Corp.*	3,078	71,717

Total Common Stocks (Cost $6,894,861)		6,184,420

	Principal Amount (000)
SHORT TERM INVESTMENTS – 3.6%

REPURCHASE AGREEMENT – 3.6%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $235,000 FHLB, 4.375%, 9/17/2010, with a value of $246,186, total to be received $237,855) (Cost $237,855)	$238	237,855

AIM SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

Value
TOTAL INVESTMENTS – 97.7% (Cost $7,132,716)	$6,422,275
Other assets less liabilities – 2.3%	150,040

NET ASSETS – 100.0%	$6,572,315

*	Non-income producing security.

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
COMMON STOCKS – 94.2%

AEROSPACE & DEFENSE – 0.7%
Bombardier, Inc.	CA	41,100	$95,839
European Aeronautic Defence and Space Co., NV	FR	5,880	68,325

			164,164

AIR FREIGHT & LOGISTICS – 0.1%
Deutsche Post AG	DE	3,410	36,743

AIRLINES – 0.1%
Qantas Airways, Ltd.	AU	25,200	30,449

AUTO COMPONENTS – 0.1%
Magna International, Inc.	CA	1,000	26,602

AUTOMOBILES – 3.1%
Daimler AG	DE	3,100	78,106
Honda Motor Co., Ltd.	JP	2,900	69,037
Isuzu Motors, Ltd.	JP	42,000	51,585
Nissan Motor Co., Ltd.	JP	48,100	173,849
Renault SA	FR	11,100	228,239
Suzuki Motor Corp.	JP	5,000	84,098
Toyota Motor Corp.	JP	2,600	82,586

			767,500

BEVERAGES – 0.8%
Anheuser-Busch Inbev NV	BE	2,170	59,751
Kirin Holdings Co., Ltd.	JP	13,000	138,880

			198,631

CAPITAL MARKETS – 3.4%
Credit Suisse Group AG	CH	9,400	286,211
Deutsche Bank AG	DE	7,500	300,421
Macquarie Group, Ltd.	AU	4,200	78,999
UBS AG*	CH	17,741	166,326

			831,957

CHEMICALS – 1.6%
BASF SE	DE	8,200	247,814
Mitsubishi Chemical Holdings Corp.	JP	32,000	110,437
Shin-Etsu Chemical Co., Ltd.	JP	600	29,478

			387,729

COMMERCIAL BANKS – 11.9%
Australia & New Zealand Banking Group, Ltd.	AU	24,200	264,440
Banco Santander SA	ES	27,725	191,158
BNP Paribas	FR	7,000	288,796
Commonwealth Bank of Australia	AU	5,100	122,433
Credit Agricole SA	FR	19,910	219,679
HSBC Holdings PLC	GB	41,100	228,827
Intesa Sanpaolo SpA	IT	90,400	248,643
KB Financial Group, Inc. ADR*		1,900	46,075
Lloyds TSB Group PLC	GB	75,700	76,642
Mitsubishi UFJ Financial Group, Inc.	JP	40,100	197,562
Mizuho Financial Group, Inc.	JP	14,000	27,339
National Australia Bank, Ltd.	AU	15,100	210,786
National Bank of Canada	CA	2,000	63,864
Nordea Bank AB	SE	25,800	128,374
Societe Generale	FR	7,600	297,288
Sumitomo Mitsui Financial Group, Inc.	JP	7,300	257,043
UniCredit SpA	IT	45,700	75,216

			2,944,165

COMMERCIAL SERVICES & SUPPLIES – 0.2%
G4S PLC	GB	21,900	60,852

COMMUNICATIONS EQUIPMENT – 2.2%
Nokia Oyj	FI	27,300	319,285
Telefonaktiebolaget LM Ericsson	SE	29,400	237,704

			556,989

COMPUTERS & PERIPHERALS – 1.7%
Fujitsu, Ltd.	JP	44,000	165,098
NEC Corp.*	JP	26,000	70,714
Toshiba Corp.	JP	71,000	184,961

			420,773

CONTAINERS & PACKAGING – 0.4%
Amcor, Ltd.	AU	29,500	91,239

DIVERSIFIED FINANCIAL SERVICES – 0.6%
ING Groep NV	NL	27,800	152,328

DIVERSIFIED TELECOMMUNICATION SERVICES – 6.8%
BCE, Inc.	CA	8,200	163,376
Deutsche Telekom AG	DE	17,400	215,516
France Telecom SA	FR	13,200	300,922
Nippon Telegraph & Telephone Corp.	JP	6,300	240,438
Telecom Corp of New Zealand, Ltd.	AU	50,365	66,996
Telecom Italia SpA	IT	145,400	187,454
Telecom Italia SpA RSP	IT	106,800	108,603
Telefonica SA	ES	19,900	396,832

			1,680,137

ELECTRIC UTILITIES – 3.2%
Chubu Electric Power Co., Inc.	JP	1,600	35,265
E.ON AG	DE	12,300	341,129
Enel SpA	IT	13,900	66,654
Kyushu Electric Power Co., Inc.	JP	5,800	130,224

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
Scottish & Southern Energy PLC	GB	1,500	$23,835
The Kansai Electric Power Co., Inc.	JP	4,300	93,450
The Tokyo Electric Power Co., Inc.	JP	3,300	82,479
Tohoku Electric Power Co., Inc.	JP	500	11,005

			784,041

ELECTRICAL EQUIPMENT – 0.9%
Furukawa Electric Co., Ltd.	JP	29,000	83,080
Mitsubishi Electric Corp.	JP	30,000	136,337

			219,417

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.5%
AU Optronics Corp. ADR		7,160	60,072
FUJIFILM Holdings Corp.	JP	1,900	41,822
Hitachi High-Technologies Corp.	JP	2,800	39,707
Hitachi, Ltd.	JP	48,000	131,328
KYOCERA Corp.	JP	1,000	66,749
Premier Farnell PLC	GB	15,900	27,061

			366,739

FOOD & STAPLES RETAILING – 3.3%
Aeon Co., Ltd.	JP	21,800	144,098
Carrefour SA	FR	1,600	62,416
Delhaize Group	BE	2,800	181,703
J Sainsbury PLC	GB	32,000	143,433
Koninklijke Ahold NV	NL	17,400	190,577
Seven & I Holdings Co., Ltd.	JP	4,000	88,308

			810,535

FOOD PRODUCTS – 3.2%
Associated British Foods PLC	GB	18,100	166,139
Groupe Danone	FR	1,000	48,663
Nestle SA	CH	11,022	372,371
Suedzucker AG	DE	1,900	36,652
Tate & Lyle PLC	GB	23,800	88,778
Unilever PLC	GB	4,600	86,985

			799,588

GAS UTILITIES – 0.0%+
Tokyo Gas Co., Ltd.	JP	3,000	10,525

HEALTH CARE PROVIDERS & SERVICES – 0.7%
Celesio AG	DE	2,400	44,184
Fresenius Medical Care AG & Co.	DE	1,800	69,848
Mediceo Paltac Holdings Co., Ltd.	JP	6,600	70,417

			184,449

HOTELS, RESTAURANTS & LEISURE – 1.2%
Tabcorp Holdings, Ltd.	AU	12,350	55,777
Thomas Cook Group PLC	GB	28,600	98,486
Tui Travel PLC	GB	40,000	131,263

			285,526

HOUSEHOLD DURABLES – 1.6%
Panosonic Corp.	JP	5,000	55,194
Sharp Corp.	JP	22,000	176,049
Sony Corp.	JP	8,300	171,681

			402,924

HOUSEHOLD PRODUCTS – 0.1%
Kao Corp.	JP	1,000	19,512

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Drax Group PLC	GB	11,200	82,964

INDUSTRIAL CONGLOMERATES – 0.9%
Koninklijke Philips Electronics NV	NL	13,000	192,428
Siemens AG	DE	600	34,254

			226,682

INSURANCE – 4.9%
Allianz SE	DE	4,150	347,365
Amlin PLC	GB	5,300	26,122
Assicurazioni Generali SpA	IT	1,800	30,846
Aviva PLC	GB	41,600	129,002
Catlin Group, Ltd.	GB	5,700	25,565
Fairfax Financial Holdings, Ltd.	CA	450	116,355
ING Canada Inc.	CA	2,000	57,106
Muenchener Rueckversicherungs AG	DE	2,350	286,150
Prudential PLC	GB	20,200	97,928
Swiss Reinsurance	CH	1,652	26,991
Zurich Financial Services AG	CH	380	60,056

			1,203,486

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Namco Bandai Holdings, Inc.	JP	7,000	70,269

MACHINERY – 1.2%
Man AG	DE	2,200	95,495
Vallourec SA	FR	1,400	129,796
Volvo AB	SE	14,300	75,880

			301,171

MARINE – 0.1%
Mitsui Osk Lines, Ltd.	JP	5,000	24,745

MEDIA – 0.5%
Pearson PLC	GB	11,300	113,636

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
METALS & MINING – 3.0%
Arcelormittal	NL	13,300	$271,368
BHP Billiton, Ltd.	AU	5,000	110,506
JFE Holdings, Inc.	JP	5,100	112,573
Mitsubishi Materials Corp.	JP	37,000	100,788
MMC Norilsk Nickel ADR		9,078	54,416
Nippon Steel Corp.	JP	7,000	18,905
Voestalpine AG	AT	5,000	65,354

			733,910

MULTI-LINE RETAIL – 0.6%
Next PLC	GB	6,100	115,755
Takashimaya Co., Ltd.	JP	4,000	23,181

			138,936

MULTI-UTILITIES – 2.5%
A2a SpA	IT	41,200	62,553
Centrica PLC	GB	63,500	207,285
GDF Suez	FR	3,600	123,460
RWE AG	DE	3,340	233,902

			627,200

OFFICE ELECTRONICS – 0.6%
Canon, Inc.	JP	5,300	154,505

OIL, GAS & CONSUMABLE FUELS – 11.3%
Addax Petroleum Corp.	CA	1,900	41,141
BP PLC	GB	89,300	598,791
China Petroleum & Chemical Corp.	HK	178,000	114,062
Eni SpA	IT	19,000	367,882
Lukoil ADR		2,850	106,852
Nippon Oil Corp	JP	9,000	44,843
Petro	CA	5,700	153,124
Royal Dutch Shell PLC	NL	30,900	689,350
Statoilhydro ASA	NO	15,450	270,386
Total SA	FR	8,200	405,485

			2,791,916

PAPER & FOREST PRODUCTS – 0.3%
Oji Paper Co., Ltd.	JP	20,000	81,934

PHARMACEUTICALS – 8.0%
Astellas Pharma, Inc.	JP	1,200	37,135
AstraZeneca PLC	GB	6,600	233,739
Bayer AG	DE	6,600	315,325
Daiichi Sankyo Co., Ltd.	JP	1,100	18,494
GlaxoSmithKline PLC	GB	29,100	453,224
Novartis AG	CH	8,360	316,288
Novo Nordisk AS	DK	450	21,576
Roche Holding AG	CH	900	123,525
Sanofi-Aventis SA	FR	6,400	359,175
Takeda Pharmaceutical Co., Ltd.	JP	2,600	90,206

			1,968,687
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.6%
Brookfield Properties Corp.	CA	13,500	78,058
Lend Lease Corp., Ltd.	AU	14,000	63,580
Mitsui Fudosan Co., Ltd.	JP	3,000	32,909
New World Development, Ltd.	HK	136,000	135,759
Nomura Real Estate Holdings, Inc.	JP	5,300	80,854

			391,160

ROAD & RAIL – 1.7%
Arriva PLC	GB	5,200	27,639
Central Japan Railway Co.	JP	3	16,916
East Japan Railway Co.	JP	1,900	99,055
FirstGroup PLC	GB	13,200	50,639
Nippon Express Co., Ltd.	JP	33,000	103,997
West Japan Railway Co.	JP	38	120,495

			418,741

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Elpida Memory, Inc.*	JP	4,000	28,190
Samsung Electronics Co., Ltd. GDR(1)	JP	550	112,305

			140,495

SPECIALTY RETAIL – 0.7%
Kesa Electricals PLC	GB	31,650	42,769
Kingfisher PLC	GB	55,800	119,608

			162,377

TEXTILES, APPAREL & LUXURY GOODS – 0.2%
Yue Yuen Industrial Holdings, Ltd.	HK	26,000	59,452

TOBACCO – 0.6%
British American Tobacco PLC	GB	6,700	154,776

TRADING COMPANIES & DISTRIBUTORS – 1.5%
Mitsubishi Corp.	JP	16,400	217,410
Mitsui & Co., Ltd.	JP	14,000	142,622

			360,032

TRANSPORTATION INFRASTRUCTURE – 0.3%
Macquarie Infrastructure Group	AU	81,900	83,904

WIRELESS TELECOMMUNICATION SERVICES – 3.1%
KDDI Corp.	JP	37	174,238
NTT DoCoMo, Inc.	JP	75	102,183
Vodafone Group PLC	GB	277,200	483,285

			759,706

Total Common Stocks (Cost $25,042,486)			23,284,198

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value
EQUITY LINKED SECURITIES – 0.1%

ELECTRICAL EQUIPMENT & INSTRUMENTS – 0.1%
AU Optronics Corp., (Credit Suisse First Boston), expires 2/17/12* (Cost $14,573)		19,400	$16,102

RIGHTS – 0.3%

COMMERCIAL BANKS – 0.3%
HSBC Holdings PLC expires 4/3/09*	GB	17,125	34,646
Nordea Bank AB expires 4/3/09*	SE	283,800	34,783

Total Rights (Cost $41,021)			69,429

SHORT TERM INVESTMENTS – 6.2%

MUTUAL FUNDS – 6.2%
State Street Institutional U.S. Government Money Market Fund (Cost $1,542,707)		1,542,707	1,542,707

TOTAL INVESTMENTS – 100.8% (Cost $26,640,787)			24,912,436
Liabilities in excess of other assets – (0.8)%			(209,067)

NET ASSETS – 100.0%			$24,703,369

(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009 these securities amounted to $112,305, representing 0.5% of net assets.
*	Non-income producing security.
**	Unless otherwise noted the country code for all securities is United States.
+	Amount is less than 0.05%.

AT	Austria
AU	Australia
BE	Belgium
CA	Canada
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JP	Japan
NL	Netherlands
NO	Norway
SE	Sweden

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009 open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
TOPIX Index Futures	6/11/09	2	141,097	156,993	15,896
Dow Jones Euro Stoxx Index Futures	6/19/09	5	129,153	132,395	3,242

Net unrealized appreciation					19,138

At March 31, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
CAD	119,000	USD	96,247	6/15/2009	1,781
CAD	189,000	USD	149,929	6/15/2009	(107)
CAD	339,000	USD	265,862	6/15/2009	(3,249)
CAD	183,000	USD	142,164	6/15/2009	(3,109)

Net unrealized depreciation					(4,684)

CAD - Canadian Dollar

USD - United States Dollar

BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITY – 0.9%
Ford Credit Auto Owner Trust, Series A(1)
2.52%, 8/15/11
(Cost $400,375)	$400	$400,032

FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
France Government Bond
3.00%, 7/25/12
(Cost $623,532)	431	614,165

U.S. GOVERNMENT GUARANTEED NOTES – 9.7%
TLGP GE Capital
1.63%, 1/7/11	1,700	1,709,646
TLGP JP Morgan Chase & Co.
2.63%, 12/1/10	1,750	1,787,933
TLGP Morgan Stanley
2.90%, 12/1/10	550	564,581

Total U.S. Government Guaranteed Notes (Cost $4,054,307)		4,062,160

U.S. TREASURY AND U.S. GOVERNMENT AGENCY OBLIGATIONS – 67.8%
Federal Farm Credit Bank
2.25%, 7/1/10	550	557,583
Federal Home Loan Bank
2.38%, 4/30/10	550	558,051
5.38%, 8/19/11	1,275	1,380,293
Federal Home Loan Mortgage
4.50%, 4/1/39	1,500	1,532,842
6.00%, 8/1/37	353	368,957
Federal National Mortgage Association
4.50%, 4/1/39	1,400	1,432,225
5.00%, 2/1/38	450	464,986
Government National Mortgage Association
4.50%, 3/15/39	1,300	1,332,118
5.50%, 12/15/38	590	614,638
Tennessee Valley Authority, Series A
5.63%, 1/18/11	1,818	1,950,440
United States Treasury Inflation Indexed Bonds(2)
0.63%, 4/15/13	549	543,675
0.88%, 4/15/10	691	687,461
1.75%, 1/15/28	1,192	1,141,467
1.88%, 7/15/13	1,149	1,178,350
2.00%, 4/15/12	864	888,333
2.00%, 1/15/14	1,257	1,294,901
2.00%, 7/15/14	1,036	1,069,651
2.00%, 1/15/16	48	49,221
2.00%, 1/15/26	973	962,300
2.38%, 4/15/11	420	431,027
2.38%, 1/15/25	2,139	2,222,722
2.38%, 1/15/27	989	1,033,172
2.50%, 7/15/16	1,014	1,083,722
2.50%, 1/15/29	506	548,335
3.00%, 7/15/12	1,292	1,374,317
3.38%, 1/15/12	464	493,102
3.50%, 1/15/11	121	126,643
3.63%, 4/15/28	1,005	1,239,038
3.88%, 4/15/29	1,329	1,707,123
4.25%, 1/15/10	132	135,336

Total U.S. Treasury and U.S. Government Agency Obligations (Cost $27,538,349)		28,402,029

	Shares
SHORT TERM INVESTMENTS – 11.1%

MUTUAL FUNDS – 11.1%
BlackRock Liquidity Funds TempFund Portfolio (Cost $4,662,185)	4,662,185	4,662,185

TOTAL INVESTMENTS – 91.0% (Cost $37,278,748)		38,140,571
Other assets less liabilities – 9.0%		3,775,356

NET ASSETS – 100.0%		$41,915,927

(1)	Variable rate security. The interest rate shown reflects the rate at March 31, 2009.
(2)	Security or a portion of the security has been designated as collateral for futures and total return swaps.

TLGP Temporary Liquidity Guarantee Program.

BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note Futures	6/30/09	2	434,723	435,781	1,058
10 Year U.S. Treasury Note Futures	6/19/09	46	5,693,508	5,707,594	14,086

Net unrealized appreciation					15,144

At March 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note Futures	6/30/09	22	2,594,990	2,612,844	(17,854)
30 Year U.S. Treasury Bond Futures	6/19/09	5	648,427	648,516	(89)

Net unrealized depreciation					(17,943)

At March 31, 2009, outstanding total return swap agreements were as follows:

Pay/Receive Total Return on Reference Entity	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Upfront Premiums Paid / Received ($)	Counterparty	Unrealized Appreciation ($)
Receive	Barclays Bank PLC Inflation Linked Index	41,883	3-Month USD-LIBOR	9,000	6/23/2009	—	Barclays Bank PLC	121,064
Receive	Deutsche Bank USD IG Inflation Linked Sovereign Index	23,555	3-Month USD-LIBOR	5,000	8/3/2009	—	Deutsche Bank AG	1

Net unrealized appreciation								121,065

LIBOR –	Represents the London InterBank Offered Rate
USD –	United States Dollar

BLACKROCK INFLATION PROTECTED BOND FUND
PORTFOLIO OF OTHER FINANCIAL INSTRUMENTS (Continued)
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

At March 31, 2009, open forward foreign currency exchange contracts were as follows:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	461,500	USD	593,951	5/20/2009	(19,186)

Net unrealized depreciation					(19,186)

EUR –	Euro Dollar
USD –	United States Dollar

IBBOTSON MODERATE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 98.9%
MFS International Growth Portfolio	597,019	$4,776,155
MFS Value Portfolio	706,196	6,617,056
SC AllianceBernstein International Value Fund	825,317	5,562,636
SC BlackRock Inflation Protected Bond Fund	1,313,505	13,384,612
SC Davis Venture Value Fund	775,290	5,651,866
SC Dreman Small Cap Value Fund	419,873	2,825,746
SC Goldman Sachs Mid Cap Value Fund	550,720	3,188,667
SC Goldman Sachs Short Duration Fund	1,315,856	13,369,093
SC Oppenheimer Large Cap Core Fund	482,073	2,829,766
SC PIMCO High Yield Fund	453,712	3,566,172
SC PIMCO Total Return Fund	1,451,576	15,299,612
SC WMC Blue Chip Mid Cap Fund	214,078	1,886,028
SC WMC Large Cap Growth Fund	833,472	4,717,453
Sun Capital Investment Grade Bond Fund	1,572,201	12,467,555

Total Investment Companies (Cost $95,599,328)		96,142,417

	Principal Amount (000)
SHORT TERM INVESTMENTS – 1.5%

REPURCHASE AGREEMENT – 1.5%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $1,460,000 FHLB, 4.375%, 9/17/2010, with a value of $1,529,496 total to be received $1,495,330) (Cost $1,495,330)	$1,495	1,495,330

TOTAL INVESTMENTS – 100.4% (Cost $97,094,658)		97,637,747
Liabilities in excess of other assets – (0.4)%		(395,693)

NET ASSETS – 100.0%		$97,242,054

(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to these underlying funds. These are affiliated securities.

FHLB	Federal Home Loan Bank

IBBOTSON BALANCED FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 99.0%
MFS Emerging Markets Equity Portfolio	245,754	$2,160,176
MFS International Growth Portfolio	957,951	7,663,606
MFS Value Portfolio	1,155,886	10,830,654
SC AIM Small Cap Growth Fund	306,851	2,166,371
SC AllianceBernstein International Value Fund	1,275,816	8,599,001
SC BlackRock Inflation Protected Bond Fund	974,241	9,927,519
SC Davis Venture Value Fund	1,182,739	8,622,168
SC Dreman Small Cap Value Fund	479,691	3,228,319
SC Goldman Sachs Mid Cap Value Fund	618,249	3,579,662
SC Goldman Sachs Short Duration Fund	759,518	7,716,704
SC Oppenheimer Large Cap Core Fund	920,444	5,403,008
SC PIMCO High Yield Fund	322,388	2,533,966
SC PIMCO Total Return Fund	1,362,272	14,358,351
SC WMC Blue Chip Mid Cap Fund	245,236	2,160,528
SC WMC Large Cap Growth Fund	1,338,841	7,577,839
Sun Capital Global Real Estate Fund	496,458	3,222,015
Sun Capital Investment Grade Bond Fund	1,256,439	9,963,558

Total Investment Companies (Cost $110,490,432)		109,713,445

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.7%

REPURCHASE AGREEMENT – 0.7%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $800,000 FHLB, 4.375%, 9/17/2010, with a value of $838,080 total to be received $819,510) (Cost $819,510)	$820	819,510

TOTAL INVESTMENTS – 99.7% (Cost $111,309,942)		110,532,955
Other assets less liabilities – 0.3%		324,558

NET ASSETS – 100.0%		$110,857,513

(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to these underlying funds. These are affiliated securities.

FHLB	Federal Home Loan Bank

IBBOTSON GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value
INVESTMENT COMPANIES(1) – 95.9%
MFS Emerging Markets Equity Portfolio	262,725	$2,309,351
MFS International Growth Portfolio	975,348	7,802,786
MFS Value Portfolio	823,786	7,718,873
SC AIM Small Cap Growth Fund	242,083	1,709,109
SC AllianceBernstein International Value Fund	1,022,655	6,892,696
SC BlackRock Inflation Protected Bond Fund	387,881	3,952,503
SC Davis Venture Value Fund	843,352	6,148,034
SC Dreman Small Cap Value Fund	342,162	2,302,751
SC Goldman Sachs Mid Cap Value Fund	562,245	3,255,400
SC Goldman Sachs Short Duration Fund	272	2,759
SC Lord Abbett Growth and Income Fund	390,549	2,308,145
SC Oppenheimer Large Cap Core Fund	918,510	5,391,656
SC Oppenheimer Main Street Small Cap Fund	229,900	1,528,836
SC PIMCO Total Return Fund	675,255	7,117,188
SC WMC Blue Chip Mid Cap Fund	193,528	1,704,986
SC WMC Large Cap Growth Fund	1,635,124	9,254,800
Sun Capital Global Real Estate Fund	589,739	3,827,407
Sun Capital Investment Grade Bond Fund	600,167	4,759,326

Total Investment Companies (Cost $79,408,706)		77,986,606

	Principal Amount (000)
SHORT TERM INVESTMENTS – 0.8%

REPURCHASE AGREEMENT – 0.8%
State Street Bank and Trust Company, 0.01%, 4/01/09 (collateralized by $640,000 FHLB, 4.375%, 9/17/10, with a value of $670,464 total to be received $656,436) (Cost $656,436)	$656	656,436

TOTAL INVESTMENTS – 96.7% (Cost $80,065,142)		78,643,042
Other assets less liabilities – 3.3%		2,711,175

NET ASSETS – 100.0%		$81,354,217

(1)	Sun Capital Advisers LLC or its affiliate, Massachusetts Financial Services Company, serves as investment adviser to these underlying funds. These are affiliated securities.

FHLB	Federal Home Loan Bank

Notes to Portfolios of Investments (unaudited)

NOTE 1 – ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty funds (each referred to as a “Fund” and, collectively, as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. As of March 31, 2009, 100% of the outstanding voting securities of the Funds were owned by separate accounts of Sun Life Assurance Company of Canada (U.S.), (“Sun Life (U.S.)”), Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), and the general fund of Sun Life Assurance Company of Canada (“Sun Life of Canada”).

All of the Funds are open-end mutual funds under the 1940 Act. Each is classified as diversified mutual fund except for the Global Real Estate Fund and BlackRock Inflation Protected Bond Fund. Each Fund offers Initial Class Shares and Service Class Shares. The Funds are:

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”)

SC Oppenheimer Large Cap Core Fund (“Oppenheimer Large Cap Core Fund”)

SC WMC Large Cap Growth Fund (“Large Cap Growth Fund”)

SC WMC Blue Chip Mid Cap Fund (“Blue Chip Mid Cap Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC Dreman Small Cap Value Fund “(Dreman Small Cap Value Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC AIM Small Cap Growth Fund (“AIM Small Cap Growth Fund”)

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Ibbotson Moderate Fund (“Ibbotson Moderate Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

Ibbotson Moderate Fund, Ibbotson Balanced Fund and Ibbotson Growth Fund are affiliated fund of funds. Each fund seeks to achieve its objectives by investing in portfolios of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments. The Funds do not invest in the underlying funds for the purpose of exercising management or control, however investments by the Funds within their principal investment strategies may represent a significant portion of the underlying funds net assets. Each Fund’s “Portfolio of Investments” lists the underlying funds held as of period end as an investment of the Fund, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund as of March 31, 2009 are available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a) Valuation of Investments

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business (a valuation day). If the New York Stock Exchange closes early as a result of holiday observance, emergency, the triggering of trading “circuit breakers” or other reason, each Fund will accelerate the determination of its NAV to that earlier time. Investments in securities listed on the National Association of Securities Dealers Automation Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Over-the-counter equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available for that day, the last bid price is used. Investments in open end mutual funds and underlying funds are valued at their daily closing net asset value per share as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Board of Trustees. The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAV. To account for this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on certain foreign exchanges. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under this fair value process may differ from published prices for the same securities. In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value. Futures contracts are valued at the most recent settlement price. The value of futures contracts will be the sum of the initial margin plus or minus the difference between the value of the futures contract on each day the Fund’s net asset value is calculated and the value on the date the futures contract is originated. Credit default, interest rate and total return swap contracts are marked to market daily based upon quotations from the independent pricing vendor. The value of forward foreign currency exchange and spot contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The liability representing the Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid price for purchased options) if no bid or asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Unsettled forward commitments are valued at current market value of the underlying security.

b) Fair Value Measurements

On January 1, 2008, the Trust adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a three-tier hierarchy as a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In compliance with FAS 157, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The three-tier hierarchy of fair value measurements pursuant to FAS 157 is summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – prices determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities		Other Financial Instruments*
Investment Grade Bond Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$8,083,697		$—
Level 2 – Significant Observable Inputs	83,127,788		—
Level 3 – Significant Unobservable Inputs	—	**	—

Total	$91,211,485		$—

Money Market Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$18,119,672		$—
Level 2 – Significant Observable Inputs	208,373,351		—
Level 3 – Significant Unobservable Inputs	—		—

Total	$226,493,023		$—

Global Real Estate Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$73,844,692	$—
Level 2 – Significant Observable Inputs	82,008,800	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$155,853,492	$—

Davis Venture Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$119,692,065	$—
Level 2 – Significant Observable Inputs	25,365,831	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$145,057,896	$—

Oppenheimer Main Street Small Cap Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$143,372,826	$—
Level 2 – Significant Observable Inputs	3,815	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$143,376,641	$—

Oppenheimer Large Cap Core Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$21,734,588	$—
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$21,734,588	$—

WMC Large Cap Growth Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$57,557,718	$—
Level 2 – Significant Observable Inputs	3,163,194	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$60,720,912	$—

WMC Blue Chip Mid Cap Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$68,102,730	$—
Level 2 – Significant Observable Inputs	4,376,317	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$72,479,047	$—

Lord Abbett Growth & Income Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$433,511,319	$—
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$433,511,319	$—

Goldman Sachs Mid Cap Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$114,502,238	$(32,768)
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$114,502,238	$(32,768)

Goldman Sachs Short Duration Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$276,049,408	$682,641
Level 2 – Significant Observable Inputs	394,554,506	(50,781)
Level 3 – Significant Unobservable Inputs	—	—

Total	$670,603,914	$631,860

Dreman Small Cap Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$11,710,871	$—
Level 2 – Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$11,710,871	$—

PIMCO High Yield Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$1,132,835	$38,859
Level 2 – Significant Observable Inputs	61,582,001	(198,332)
Level 3 – Significant Unobservable Inputs	—	—

Total	$62,714,836	$(159,473)

PIMCO Total Return Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$15,969,205	$126,766
Level 2 – Significant Observable Inputs	107,273,928	(19,403)
Level 3 – Significant Unobservable Inputs	—	—

Total	$123,243,133	$107,363

AIM Small Cap Growth Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$6,184,420	$—
Level 2 – Significant Observable Inputs	237,855	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$6,422,275	$—

AllianceBernstein International Value Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$2,587,569	$19,138
Level 2 – Significant Observable Inputs	22,324,867	(4,684)
Level 3 – Significant Unobservable Inputs	—	—

Total	$24,912,436	$14,454

BlackRock Inflation Protected Bond Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$23,486,083	$(2,799)
Level 2 – Significant Observable Inputs	14,654,324	101,879
Level 3 – Significant Unobservable Inputs	—	—

Total	$38,140,407	$99,080

Ibbotson Moderate Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$96,142,417	$—
Level 2 – Significant Observable Inputs	1,495,330	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$97,637,747	$—

Ibbotson Balanced Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$109,713,445	$—
Level 2 – Significant Observable Inputs	819,510	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$110,532,955	$—

Ibbotson Growth Fund
Valuation Inputs
Level 1 – Unadjusted Quoted Prices	$77,986,606	$—
Level 2 – Significant Observable Inputs	656,436	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$78,643,042	$—

*	Other financial instruments are reflected in each Fund’s Portfolio of Other Financial Instruments and include investments such as futures, swaps, forward foreign currency exchange contracts, forward sales contracts and written options and swaptions contracts.
**	The only investment held by the Investment Grade Bond Fund whose fair value was determined using Level 3 inputs had a value of $0 and $0 at December 31, 2008 and March 31, 2009.

c) Disclosures about Derivative Instruments and Hedging Activities

Effective January 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Derivatives Value at March 31, 2009
Money Market Fund
Credit contract (1)	$224,049

Total	$224,049

Goldman Sachs Mid Cap Value Fund
Equity contracts- Futures	$(32,768)

Total	$(32,768)

Goldman Sachs Short Duration Fund
Interest rate contracts-Futures	$682,641

Total	$682,641

PIMCO High Yield Fund
Credit contracts-Swaps	$(194,836)
Equity contracts-Written Options	(2,600)
Foreign exchange contracts	(53,212)
Interest rate contracts-Futures	41,459
Interest rate contracts-Swaps	49,901
Interest rate contracts-Written Swaptions	(185)

Total	$(159,473)

PIMCO Total Return Fund
Credit contract-Swap	$18,915
Foreign exchange contracts	(15,647)
Interest rate contracts -Futures	142,454
Interest rate contracts-Written Options & Swaptions	(26,172)

Total	$119,550

AllianceBernstein International Value Fund
Equity contracts-Futures	$19,138
Foreign exchange contracts	(4,684)

Total	$14,454

BlackRock Inflation Protected Bond Fund
Foreign exchange contracts	$(19,186)
Interest rate contracts-Futures	(2,799)
Interest rate contracts-Total Return Swaps	121,065

Total	$99,080

(1)	See Note 4.

d) Federal Income Tax Cost

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2009 were as follows:

Fund	Identified Cost	Gross Unrealized		Net Unrealized
				Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Investment Grade Bond	$102,393,618	$1,553,269	$(12,735,402)	$(11,182,133)
Money Market	226,493,023	—	—	—
Global Real Estate	254,908,662	1,282,091	(100,337,261)	(99,055,170)
Davis Venture Value	177,040,711	2,646,282	(34,629,097)	(31,982,815)
Oppenheimer Main Street Small Cap	211,734,370	4,299,164	(72,656,893)	(68,357,729)
Oppenheimer Large Cap Core	24,326,770	326,187	(2,918,369)	(2,592,182)
WMC Large Cap Growth	74,008,783	1,136,584	(14,424,455)	(13,287,871)
WMC Blue Chip Mid Cap	86,325,561	2,789,646	(16,636,160)	(13,846,514)
Lord Abbett Growth & Income	399,351,879	40,242,924	(6,083,484)	34,159,440
Goldman Mid Cap Value	111,167,409	6,654,072	(3,319,243)	3,334,829
Goldman Short Duration	667,008,732	3,900,195	(305,013)	3,595,182
Dreman Small Cap Value	12,518,161	358,430	(1,165,720)	(807,290)
PIMCO High Yield	64,262,306	921,744	(2,469,215)	(1,547,471)
PIMCO Total Return	122,646,448	1,796,632	(1,199,947)	596,685
AIM Small Cap Growth	7,132,716	246,615	(957,056)	(710,441)
AllianceBernstein International Value	26,640,787	564,861	(2,293,212)	(1,728,351)
BlackRock Inflation Protected Bond	37,278,748	876,456	(14,633)	861,823
Ibbotson Moderate	97,094,658	1,048,004	(504,915)	543,089
Ibbotson Balanced	111,309,942	874,588	(1,651,575)	(776,987)
Ibbotson Growth	80,065,142	464,290	(1,886,390)	(1,422,100)

NOTE 3 – INVESTMENT TRANSACTIONS

For the period ended March 31, 2009 PIMCO High Yield Fund had the following written option contracts:

	Options Contracts	Swaptions Notional Par	Premium Amount
Beginning of period	—	$—	$—
Written during the period	40	3,000,000	14,544
Bought back during the period	—	—	—
Expired during the period	—	—	—

Balance at end of period	40	$3,000,000	$14,544

For the period ended March 31, 2009 PIMCO Total Return Fund had the following written option contracts:
	Options Contracts	Swaptions Notional Par	Premium Amount
Beginning of period	—	$—	$—
Written during the period	76	4,900,000	61,926
Bought back during the period	—	—	—
Expired during the period	(18)	—	(4,230)

Balance at end of period	58	$4,900,000	$57,696

NOTE 4 – CAPITAL SUPPORT AGREEMENT

Effective as of September 16, 2008, the Trust, on behalf of the Money Market Fund (the “Fund”), entered into a Capital Support Agreement, as subsequently amended (the “Agreement”), with Sun Life (U.S.), an affiliate of the Fund’s investment adviser, Sun Capital Advisers LLC, in order to prevent any losses that might be realized upon the ultimate disposition of the Fund’s investment in commercial paper issued by American General Finance Corporation (or any instrument received in exchange for such paper in an exchange offer, debt restructuring, reorganization or similar transaction, excepting only those qualifying as “Eligible Securities” as defined in paragraph (a)(10) of Rule 2a-7 of the 1940 Act, together referred to as “AGFC Commercial Paper”) from adversely affecting the Fund’s market-based net asset value. The Agreement was entered into at no cost to the Fund, and Sun Life (U.S.) is not entitled to obtain any shares or other property from the Fund in exchange for its participation in the Agreement or contributions of capital to the Fund pursuant to the Agreement.

The Agreement requires Sun Life (U.S.) to make capital contributions in cash to the Fund in amounts equal to the excess of the amortized cost value plus any accrued and unpaid interest on the AGFC Commercial Paper over the amount received by the Fund for such AGFC Commercial Paper, subject to an aggregate limit of $4.7 million plus the amount of any interest accrued in the period from October 27, 2008 to August 24, 2009, upon the occurrence of any of the following circumstances: a) sale of the AGFC Commercial Paper by the Fund for an amount less than amortized cost value; b) receipt of final payment on the AGFC Commercial Paper in an amount less than amortized cost value plus any accrued and unpaid interest; c) receipt of court-established proceeds in an amount less than amortized cost value or a court order discharging liability for payment on the AGFC Commercial Paper; and d) receipt of new securities that qualify as “Eligible Securities” in exchange for the AGFC Commercial Paper if the amortized cost of such new securities is less than the amortized cost value of the AGFC Commercial Paper. The Board of Trustees of the Trust has determined that Sun Life (U.S.)’s commitment under the Agreement is of comparable quality to a “First Tier Security” as defined in Rule 2a-7 of the 1940 Act.

The Fund treats amounts potentially contributable under the Agreement as an asset of the Fund in calculating its market-based net asset value (“NAV”). Until the disposition of the AGFC Commercial Paper in one of the above circumstances, such potential contributions may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share due to changes in the market value of the AGFC Commercial Paper or other factors occurring prior to actual payment of the amount from Sun Life (U.S.) to the Fund. As of March 31, 2009, the amortized cost value of the AGFC Commercial Paper was $4,700,000, of which $4,475,951 derived from the fair value of the AGFC Commercial Paper and $224,049 derived from potential contributions under the Agreement. There were no other potentially contributable amounts under the Agreement because no accrued interest on the AGFC Commercial Paper was overdue as of March 31, 2009. The Agreement requires the Fund to sell any remaining investment in the AGFC Commercial Paper on the day preceding the Agreement’s expiration date, which will be no later than August 24, 2009.

NOTE 5 – TEMPORARY GUARANTEE PROGRAM

In October 2008, the Money Market Fund (the “Fund”) enrolled in the U.S. Department of the Treasury’s (“U.S. Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”) for an initial term extending from September 19, 2008 to December 18, 2008. In December 2008, the Fund elected to participate in the extended term of the Program expiring April 30, 2009 and in April 2009, the Fund elected to participate in a second extended term expiring September 18, 2009. Under the Program, the U.S. Treasury guarantees the $1.00 per share value of Fund shares outstanding as of September 19, 2008, subject to certain terms and limitations. The Program covers only the number of shares a shareholder (“Covered Shareholder”) held in the Fund as of the close of business on September 19, 2008 or the number of shares a shareholder holds if and when a guarantee event occurs, whichever is less. A guarantee event would occur if the Fund’s market-based net asset value per share falls below $0.995 and is not promptly cured. Upon the occurrence of a guarantee event, the Fund is required to liquidate and Covered Shareholders become entitled to receive $1.00 per “covered” share, subject to certain adjustments and to an overall limit (currently set at $50 billion) on payments available to all money market funds participating in the Program.

To participate in the Program during the initial period from September 19, 2008 to December 18, 2008, the Fund paid a fee to the U.S. Treasury equal to 0.01% of the net asset value of the Fund as of September 19, 2008. To participate in the Program during each of the extension periods (from December 19, 2008 to April 30, 2009 and from May 1, 2009 to September 18, 2009), the Fund paid a fee to the U.S. Treasury equal to 0.015% of the net asset value of the Fund as of September 19, 2008. The Fund’s investment adviser, Sun Capital Advisers LLC, agreed to cover the cost of the fee for the initial period of participation to the extent that the Fund’s gross expenses exceeded the Fund’s contractual expense limitation, and the Fund agreed to cover the cost of the fee for each of the two extension periods of participation without application of the Fund’s contractual expense limitation. According to statements by the U.S. Treasury, the Program will not be extended beyond September 18, 2009.

Other Information

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov; and available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

Item 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the quarter ended March 31, 2009 that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: May 29, 2009

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date: May 29, 2009

*	Print name and title of each signing officer under his or her signature.